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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 2.1%
FINANCIALS 0.5%
Real Estate Investment Trusts (REITs) 0.5%
Digital Realty Trust, Inc.	40,000	$2,581,600
TOTAL FINANCIALS		2,581,600

HEALTH CARE 1.0%
Biotechnology 1.0%
Amgen, Inc.	60,000	5,328,000
TOTAL HEALTH CARE		5,328,000

UTILITIES 0.6%
Multi-Utilities 0.6%
CMS Energy Corp.	120,000	2,931,600
TOTAL UTILITIES		2,931,600
Total Common Stocks (Cost: $11,274,321)		$10,841,200

Convertible Preferred Stocks 20.2%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.8%
Goodyear Tire & Rubber Co., (The), 5.875%	89,700	4,031,118
TOTAL CONSUMER DISCRETIONARY		4,031,118
CONSUMER STAPLES 1.0%
Food Products 1.0%
Bunge Ltd., 4.875%	50,000	5,108,600
TOTAL CONSUMER STAPLES		5,108,600
ENERGY 4.0%
Oil, Gas & Consumable Fuels 4.0%
Apache Corp., 6.000%	74,000	3,287,820
Chesapeake Energy Corp., 5.000%	73,100	5,455,087
Chesapeake Energy Corp., 5.750% (a)	5,500	4,881,250
Energy XXI Bermuda Ltd., 5.625%	7,600	2,604,262
Penn Virginia Corp., 6.000%	27,065	2,478,840
Whiting Petroleum Corp., 6.250%	10,500	2,033,115
Total		20,740,374
TOTAL ENERGY		20,740,374

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 9.3%
Commercial Banks 1.1%
Fifth Third Bancorp, 8.500%	40,350	$5,640,526
Diversified Financial Services 4.9%
AMG Capital Trust II, 5.150%	110,000	5,204,375
Bank of America Corp., 7.250%	9,000	10,017,000
Citigroup, Inc., 7.500%	105,000	10,536,750
Total		25,758,125
Insurance 0.9%
MetLife, Inc., 5.000%	105,000	4,681,950
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc., 7.000%	190,000	5,058,750
Health Care REIT, Inc., 6.500%	135,000	7,587,000
Total		12,645,750
TOTAL FINANCIALS		48,726,351
INDUSTRIALS 2.5%
Aerospace & Defense 1.3%
United Technologies Corp., 7.500%	120,000	6,566,400
Road & Rail 1.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (a)	420,000	3,610,950
Genesee & Wyoming, Inc., 5.000%	26,650	2,954,153
Total		6,565,103
TOTAL INDUSTRIALS		13,131,503
INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
Unisys Corp., 6.250%	46,000	2,451,800
TOTAL INFORMATION TECHNOLOGY		2,451,800
UTILITIES 2.1%
Electric Utilities 2.1%
NextEra Energy, Inc., 5.599%	110,000	5,531,900
PPL Corp., 8.750%	100,000	5,380,000
Total		10,911,900
TOTAL UTILITIES		10,911,900
Total Convertible Preferred Stocks (Cost: $106,980,361)		$105,101,646

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 75.7%
Airlines 1.3%
Continental Airlines, Inc. Senior Unsecured
01/15/15	4.500%	$2,450,000	$3,264,625
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	1,620,000	2,041,200
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	455,000	1,313,244
Total			6,619,069

Automotive 2.9%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	3,800,000	5,624,684
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	5,700,000	5,215,500
TRW Automotive, Inc.
12/01/15	3.500%	2,400,000	4,353,720
Total			15,193,904

Banking 1.0%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	4,950,000	5,209,875

Building Materials 1.0%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	5,300,000	5,432,500

Chemicals 0.1%
ShengdaTech, Inc. Senior Notes (a)(b)(c)(d)
12/15/15	6.500%	2,430,000	362,131

Consumer Cyclical Services 1.1%
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	2,020,000	2,671,450
MasTec, Inc.
06/15/14	4.000%	2,006,000	3,080,464
Total			5,751,914

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Diversified Manufacturing 1.5%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	$3,340,000	$2,555,100
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	5,420,000	5,182,875
Total			7,737,975

Electric 0.7%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,050,000	3,789,625

Entertainment 0.9%
Take-Two Interactive Software, Inc. Senior Unsecured
12/01/16	1.750%	4,500,000	4,420,800

Food and Beverage 0.2%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	1,277,000	1,085,450

Gaming 2.0%
MGM Resorts International
04/15/15	4.250%	10,150,000	10,333,969

Health Care 5.9%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	2,650,000	3,052,469
Hologic, Inc. Senior Unsecured (e)
03/01/42	2.000%	5,520,000	5,309,577
Insulet Corp. Senior Unsecured
06/15/16	3.750%	4,220,000	4,692,640
Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	2,700,000	3,172,500
Omnicare, Inc.
12/15/25	3.750%	1,950,000	2,877,469
04/01/42	3.750%	4,080,000	4,066,413
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	5,790,000	4,823,794

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
Wright Medical Group, Inc. Senior Unsecured (a)
09/01/17	2.000%	$2,510,000	$2,680,379
Total			30,675,241

Home Construction 2.8%
K Hovnanian Enterprises, Inc.
12/01/17	6.000%	1,425,000	1,669,145
Lennar Corp. (a)
11/15/21	3.250%	4,400,000	7,818,250
Meritage Homes Corp.
09/15/32	1.875%	5,300,000	5,187,375
Total			14,674,770

Independent Energy 2.4%
Chesapeake Energy Corp.
11/15/35	2.750%	2,720,000	2,585,700
Endeavour International Corp.
07/15/16	5.500%	3,450,000	2,984,250
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,950,000	3,142,104
Stone Energy Corp. (a)
03/01/17	1.750%	4,200,000	3,780,000
Total			12,492,054

Lodging 0.6%
Home Inns & Hotels Management, Inc.
Senior Unsecured
12/15/15	2.000%	400,000	355,750
Home Inns & Hotels Management, Inc. (a)
Senior Unsecured
12/15/15	2.000%	3,020,000	2,685,913
Total			3,041,663

Media Non-Cable 1.2%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	6,500,000	6,045,000

Metals 3.7%
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	2,670,000	2,473,087
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	3,500,000	1,542,188

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals (continued)
James River Coal Co. Senior Unsecured
12/01/15	4.500%	$5,890,000	$2,674,284
Molycorp, Inc.
Senior Unsecured
06/15/16	3.250%	4,530,000	2,606,562
09/01/17	6.000%	950,000	877,952
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	3,800,000	4,241,636
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	4,700,000	4,896,812
Total			19,312,521

Non-Captive Consumer 1.0%
DFC Global Corp. Senior Unsecured (a)
04/15/17	3.250%	5,100,000	5,432,724

Other Financial Institutions 2.0%
Ares Capital Corp. Senior Unsecured (a)
03/15/17	4.875%	5,000,000	5,134,350
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	5,190,000	5,362,567
Total			10,496,917

Oil Field Services 0.8%
Hornbeck Offshore Services, Inc. (a)
09/01/19	1.500%	4,266,000	4,391,314

Other Industry 1.7%
Altra Holdings, Inc.
03/01/31	2.750%	3,390,000	3,502,294
General Cable Corp. Subordinated Notes (e)
11/15/29	4.500%	2,500,000	2,625,000
WESCO International, Inc.
09/15/29	6.000%	1,200,000	2,860,500
Total			8,987,794

Pharmaceuticals 11.7%
Akorn, Inc.
06/01/16	3.500%	1,620,000	2,731,725
Corsicanto Ltd. (a)
01/15/32	3.500%	1,590,000	2,677,163

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$15,520,000	$10,406,672
Endo Health Solutions, Inc. Senior Subordinated Notes
04/15/15	1.750%	4,600,000	5,264,125
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	9,000,000	15,445,530
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	4,967,000	3,908,408
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	2,200,000	2,835,250
Mylan, Inc.
09/15/15	3.750%	1,750,000	3,684,844
Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	1,140,000	2,318,475
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	1,500,000	3,288,060
Salix Pharmaceuticals Ltd. Senior Notes (a)
03/15/19	1.500%	5,300,000	5,183,734
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	3,100,000	3,470,062
Total			61,214,048

Railroads 0.8%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	4,500,000	4,275,000

REITs 2.0%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	4,500,000	4,862,812
SL Green Operating Partnership LP (a)
10/15/17	3.000%	4,800,000	5,328,000
Total			10,190,812

Retailers 1.0%
priceline.com, Inc. Senior Unsecured (a)
03/15/18	1.000%	5,000,000	5,462,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 16.5%
Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	$4,500,000	$4,954,140
Concur Technologies, Inc. Senior Unsecured (a)
04/15/15	2.500%	2,000,000	2,752,500
DealerTrack Holdings, Inc. (a)
03/15/17	1.500%	4,750,000	4,904,375
EMC Corp. Senior Unsecured
12/01/13	1.750%	6,500,000	10,205,000
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	1,550,000	2,717,344
Intel Corp.
08/01/39	3.250%	8,500,000	9,785,625
Ixia Senior Notes
12/15/15	3.000%	4,000,000	4,482,500
Mentor Graphics Corp.
04/01/31	4.000%	4,740,000	5,305,837
Micron Technology, Inc. Senior Unsecured (a)
05/01/32	3.125%	8,500,000	7,877,800
Novellus Systems, Inc.
05/15/41	2.625%	3,000,000	3,666,780
Nuance Communications, Inc. Senior Unsecured
08/15/27	2.750%	4,200,000	5,575,500
ON Semiconductor Corp.
12/15/26	2.625%	5,250,000	5,512,500
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	1,900,000	180,500
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	2,000,000	3,785,000
TIBCO Software, Inc. Senior Unsecured (a)
05/01/32	2.250%	5,300,000	5,123,563
TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	4,000,000	4,032,500
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	3,900,000	5,062,688
Total			85,924,152

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Textile 1.0%
Iconix Brand Group, Inc. Senior Subordinated Notes (a)
06/01/16	2.500%	$5,050,000	$5,084,340

Tobacco 0.8%
Vector Group Ltd. Senior Unsecured (e)
01/15/19	7.500%	3,900,000	4,256,031

Transportation Services 2.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	7,000,000	5,438,125
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,700,000	2,829,006
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	2,500,000	2,787,475
Total			11,054,606

Wireless 1.5%
InterDigital, Inc.
03/15/16	2.500%	4,800,000	5,125,104
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	2,970,000	2,815,931
Total			7,941,035

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Non-Captive Diversified 0.9%
Air Lease Corp. Senior Unsecured (a)
12/01/18	3.875%	$4,500,000	$4,855,770
TOTAL NON-CAPTIVE DIVERSIFIED			4,855,770

Consumer Products 1.3%
Jarden Corp. (a)
09/15/18	1.875%	6,650,000	6,816,250
TOTAL CONSUMER PRODUCTS			6,816,250

Healthcare Insurance 1.3%
WellPoint, Inc. Senior Unsecured (a)
10/15/42	2.750%	6,500,000	6,727,305
TOTAL HEALTHCARE INSURANCE			6,727,305
Total Convertible Bonds (Cost: $387,026,038)			$395,289,059

		Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.154% (f)(g)		10,128,197	$10,128,197
Total Money Market Funds (Cost: $10,128,197)			$10,128,197

Total Investments
(Cost: $515,408,917) (h)			$521,360,102(i)
Other Assets & Liabilities, Net			625,851
Net Assets			$521,985,953

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $113,587,389 or 21.76% of net assets.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $362,131, representing 0.07% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc.
Senior Notes
12/15/15 6.500%	12-10-10 - 12-21-10	2,434,408

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	368,531	135,877,819	(126,118,153)	10,128,197	11,824	10,128,197

(h)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $515,409,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,616,000
Unrealized Depreciation	(31,665,000)
Net Unrealized Appreciation	$5,951,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	2,581,600	—	—	2,581,600
Health Care	5,328,000	—	—	5,328,000
Utilities	2,931,600	—	—	2,931,600
Convertible Preferred Stocks
Consumer Discretionary	4,031,118	—	—	4,031,118
Consumer Staples	—	5,108,600	—	5,108,600
Energy	5,320,935	15,419,439	—	20,740,374
Financials	38,463,226	10,263,125	—	48,726,351
Industrials	6,566,400	6,565,103	—	13,131,503
Information Technology	2,451,800	—	—	2,451,800
Utilities	5,380,000	5,531,900	—	10,911,900
Total Equity Securities	73,054,679	42,888,167	—	115,942,846
Bonds
Convertible Bonds
Chemicals	—	—	362,131	362,131
All Other Industries	—	394,926,928	—	394,926,928
Total Bonds	—	394,926,928	362,131	395,289,059
Other
Money Market Funds	10,128,197	—	—	10,128,197
Total Other	10,128,197	—	—	10,128,197
Total	83,182,876	437,815,095	362,131	521,360,102

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
59,964,996	5,975,400	5,975,400	59,964,996

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible
Bonds ($)
Balance as of February 29, 2012	362,131
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2012	362,131

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Certain Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Value Fund

November 30, 2012 (Unaudited)

Investment Company – 100.3%

Value
Investment in Columbia Funds
Master Investment Trust LLC, Columbia International Value Master Portfolio (a)	$981,903,792
Total Investments	$981,903,792
Other Assets & Liabilities, Net	(3,245,133)
Net Assets	$978,658,659

Notes to Portfolio of Investments:

(a) The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio).  At November 30, 2012, Columbia International Value Fund owned 91.0% of the Master Portfolio.

Portfolio of Investments

Columbia International Value Master Portfolio

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

BRAZIL 4.8%

Banco Santander Brasil SA, ADR	1,038,900	$6,950,241
Centrais Eletricas Brasileiras SA, ADR	1,727,040	6,320,966
Oi SA (Preference), ADR	1,118,577	4,239,407
Petroleo Brasileiro SA, ADR	879,743	15,439,490
Telefonica Brasil SA, ADR	353,756	7,761,407
Tim Participacoes SA, ADR	605,070	10,727,891
Total		51,439,402

FRANCE 14.8%

Carrefour SA	1,175,292	29,019,084
France Telecom SA	1,838,170	19,457,365
GDF Suez	1,435,318	32,284,645
Natixis	1,637,446	5,245,160
Renault SA	125,200	6,261,588
Sanofi	243,886	21,777,999
STMicroelectronics NV	1,860,470	11,856,215
Total SA	680,831	34,067,892
Total		159,969,948

GERMANY 3.3%

Daimler AG, Registered Shares	299,827	14,809,930
Deutsche Telekom AG, Registered Shares	1,877,000	20,676,404
Total		35,486,334

IRELAND 2.5%

CRH PLC	1,476,698	27,018,495

ITALY 7.0%

ENI SpA	1,236,587	29,237,879
Intesa Sanpaolo SpA	10,191,238	17,150,964
Italcementi SpA, Savings Shares	890,500	2,086,969
Telecom Italia SpA	1,120,510	1,020,825
Telecom Italia SpA, Savings Shares	32,972,210	26,308,128
Total		75,804,765

JAPAN 26.6%

Astellas Pharma, Inc.	384,000	19,439,555
Canon, Inc.	507,300	17,947,478
Dai Nippon Printing Co., Ltd.	1,240,000	9,316,302
Daiichi Sankyo Co., Ltd.	852,600	13,182,416
FUJIFILM Holdings Corp.	890,505	16,399,847
Japan Tobacco, Inc.	363,300	10,893,393
Mitsubishi UFJ Financial Group, Inc.	3,437,231	15,809,208
MS&AD Insurance Group Holdings, Inc.	864,200	15,066,031
Nippon Telegraph & Telephone Corp.	681,700	30,666,019

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

NKSJ Holdings, Inc.	597,250	$11,375,926
Ono Pharmaceutical Co., Ltd.	262,800	14,395,006
Rohm Co., Ltd.	191,400	5,467,606
Seven & I Holdings Co., Ltd.	343,100	9,998,943
Sony Corp.	609,900	5,942,450
Sumitomo Mitsui Financial Group, Inc.	441,442	14,289,657
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	4,378,320
Taisho Pharmaceutical Holdings Co., Ltd.	100,999	7,447,629
Takeda Pharmaceutical Co., Ltd.	430,800	19,720,852
TDK Corp.	185,000	7,273,972
Tokio Marine Holdings, Inc.	631,600	16,265,124
Toyota Motor Corp.	493,000	21,227,151
Total		286,502,885

MEXICO 2.6%

America Movil SAB de CV, Class L, ADR	823,600	19,428,724
Cemex SAB de CV, ADR (a)	993,395	8,841,216
Total		28,269,940

NETHERLANDS 7.0%

Aegon NV	3,239,873	18,636,839
Akzo Nobel NV	220,196	12,583,365
Koninklijke Ahold NV	1,736,532	22,033,419
Unilever NV-CVA	549,249	20,840,467
Wolters Kluwer NV	60,000	1,153,329
Total		75,247,419

RUSSIAN FEDERATION 1.7%

Lukoil OAO, ADR	297,500	18,726,138

SOUTH KOREA 1.9%

Korea Electric Power Corp., ADR (a)	453,150	5,560,150
POSCO	48,251	14,407,046
Total		19,967,196

SPAIN 0.9%

Telefonica SA	715,796	9,393,074

SWEDEN 1.1%

Telefonaktiebolaget LM Ericsson, Class B	1,260,168	11,743,019

SWITZERLAND 6.3%

Swiss Re AG	364,100	26,226,044
TE Connectivity Ltd.	695,843	24,486,715

Issuer	Shares	Value

Common Stocks (continued)

SWITZERLAND (CONTINUED)

UBS AG, Registered Shares	1,110,530	$17,376,373
Total		68,089,132

UNITED KINGDOM 18.3%

AstraZeneca PLC	579,085	27,522,637
Barclays PLC	4,211,007	16,596,803
BP PLC	3,722,800	25,742,725
GlaxoSmithKline PLC	965,148	20,635,541
HSBC Holdings PLC	1,411,239	14,418,509
ITV PLC	10,528,676	16,682,972
J Sainsbury PLC	2,500,629	13,677,797
Kingfisher PLC	3,103,400	13,822,478
Marks & Spencer Group PLC	3,049,080	19,081,145
Vodafone Group PLC	5,523,790	14,261,685
Wm Morrison Supermarkets PLC	3,598,665	15,497,943
Total		197,940,235

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES 0.2%

Seagate Technology PLC	98,400	$2,469,840

Total Common Stocks (Cost: $1,297,562,821)		$1,068,067,822

	Shares	Value

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.154% (b)(c)	63,750	$63,750
Total Money Market Funds (Cost: $63,750)		$63,750

Total Investments
(Cost: $1,297,626,571) (d)		$1,068,131,572(e)
Other Assets & Liabilities, Net		11,038,385
Net Assets		$1,079,169,957

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Master Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Master Portfolio. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	47,968,082	205,656,108	(253,560,440)	—	63,750	17,018	63,750

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,297,627,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$88,078,000
Unrealized Depreciation	(317,573,000)
Net Unrealized Depreciation	$(229,495,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Master Portfolio’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	98,981,043	—	98,981,043
Consumer Staples	—	121,961,046	—	121,961,046
Energy	34,165,628	89,048,496	—	123,214,124
Financials	6,950,241	192,834,958	—	199,785,199
Health Care	—	144,121,635	—	144,121,635
Industrials	—	9,316,302	—	9,316,302
Information Technology	26,956,555	70,688,137	—	97,644,692
Materials	8,841,216	56,095,875	—	64,937,091
Telecommunication Services	42,157,429	121,783,500	—	163,940,929
Utilities	11,881,116	32,284,645	—	44,165,761
Total Equity Securities	130,952,185	937,115,637	—	1,068,067,822
Other
Money Market Funds	63,750	—	—	63,750
Total Other	63,750	—	—	63,750
Total	131,015,935	937,115,637	—	1,068,131,572

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Core Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

CONSUMER DISCRETIONARY 13.0%

Automobiles 1.3%
Ford Motor Co.	778,960	$8,919,092

Internet & Catalog Retail 1.5%

Amazon.com, Inc. (a)	39,770	10,024,029

Media 4.6%

DISH Network Corp., Class A (a)	184,003	6,815,471
Interpublic Group of Companies, Inc. (The)	193,830	2,097,241
Time Warner, Inc.	333,180	15,759,414
Viacom, Inc., Class B	133,360	6,882,709
Total		31,554,835

Specialty Retail 3.7%

Gap, Inc. (The)	201,242	6,934,800
Lowe’s Companies, Inc.	500,880	18,076,759
Total		25,011,559

Textiles, Apparel & Luxury Goods 1.9%

VF Corp.	79,430	12,749,309
TOTAL CONSUMER DISCRETIONARY		88,258,824

CONSUMER STAPLES 12.0%

Food & Staples Retailing 4.0%

CVS Caremark Corp.	288,969	13,439,948
Wal-Mart Stores, Inc.	192,663	13,875,589
Total		27,315,537

Food Products 1.8%

Kellogg Co.	121,960	6,763,902
Kraft Foods Group, Inc. (a)	114,300	5,168,646
Total		11,932,548

Household Products 3.2%

Procter & Gamble Co. (The)	314,770	21,980,389

Tobacco 3.0%

Philip Morris International, Inc.	223,727	20,108,583
TOTAL CONSUMER STAPLES		81,337,057

ENERGY 10.1%

Energy Equipment & Services 2.0%

Ensco PLC, Class A	99,920	5,818,342

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

National Oilwell Varco, Inc.	120,081	$8,201,532
Total		14,019,874

Oil, Gas & Consumable Fuels 8.1%

Anadarko Petroleum Corp.	91,010	6,661,022
Chevron Corp.	172,785	18,261,646
EOG Resources, Inc.	69,160	8,134,599
HollyFrontier Corp.	121,860	5,523,914
Occidental Petroleum Corp.	112,410	8,454,356
Williams Companies, Inc. (The)	239,358	7,860,517
Total		54,896,054
TOTAL ENERGY		68,915,928

FINANCIALS 12.0%

Capital Markets 1.3%

Goldman Sachs Group, Inc. (The)	78,610	9,259,472

Commercial Banks 3.0%

Wells Fargo & Co.	620,358	20,478,018

Consumer Finance 1.7%

Capital One Financial Corp.	197,574	11,380,262

Diversified Financial Services 4.7%

Bank of America Corp.	1,122,460	11,067,456
Citigroup, Inc.	361,299	12,490,106
JPMorgan Chase & Co.	207,960	8,542,997
Total		32,100,559

Insurance 1.3%

American International Group, Inc. (a)	259,872	8,609,559
TOTAL FINANCIALS		81,827,870

HEALTH CARE 11.5%

Biotechnology 1.4%

Onyx Pharmaceuticals, Inc. (a)	66,476	5,016,943
Vertex Pharmaceuticals, Inc. (a)	112,077	4,459,544
Total		9,476,487

Health Care Equipment & Supplies 0.9%

Hologic, Inc. (a)	322,900	6,160,932

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services 1.3%

Aetna, Inc.	204,230	$8,820,694

Pharmaceuticals 7.9%

Johnson & Johnson	337,407	23,527,390
Merck & Co., Inc.	478,624	21,203,043
Watson Pharmaceuticals, Inc. (a)	105,730	9,305,298
Total		54,035,731
TOTAL HEALTH CARE		78,493,844

INDUSTRIALS 9.6%

Aerospace & Defense 3.7%

Boeing Co. (The)	136,620	10,148,134
Honeywell International, Inc.	247,580	15,184,081
Total		25,332,215

Commercial Services & Supplies 2.6%

ADT Corp. (The) (a)	182,490	8,376,291
Tyco International Ltd.	329,231	9,340,283
Total		17,716,574

Machinery 1.9%

Eaton Corp.	124,450	6,491,312
Pall Corp.	103,350	6,147,258
Total		12,638,570

Road & Rail 1.4%

JB Hunt Transport Services, Inc.	155,490	9,243,881
TOTAL INDUSTRIALS		64,931,240

INFORMATION TECHNOLOGY 20.5%

Communications Equipment 4.2%

Cisco Systems, Inc.	878,760	16,617,352
QUALCOMM, Inc.	191,560	12,187,047
Total		28,804,399

Computers & Peripherals 5.6%

Apple, Inc.	39,950	23,381,936
EMC Corp. (a)	601,664	14,933,301
Total		38,315,237

Internet Software & Services 4.6%

eBay, Inc. (a)	190,793	10,077,686
Google, Inc., Class A (a)	29,854	20,849,138
Total		30,926,824

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services 4.0%

Cognizant Technology Solutions Corp., Class A (a)	132,330	$8,896,546
Teradata Corp. (a)	93,560	5,564,949
Visa, Inc., Class A	83,940	12,566,657
Total		27,028,152

Semiconductors & Semiconductor Equipment 2.1%

Analog Devices, Inc.	199,500	8,099,700
Avago Technologies Ltd.	181,269	6,362,542
Total		14,462,242
TOTAL INFORMATION TECHNOLOGY		139,536,854

MATERIALS 2.6%

Chemicals 2.6%

Airgas, Inc.	67,310	5,961,647
Cytec Industries, Inc.	82,080	5,633,971
Dow Chemical Co. (The)	203,880	6,155,137
Total		17,750,755
TOTAL MATERIALS		17,750,755

TELECOMMUNICATION SERVICES 3.5%

Diversified Telecommunication Services 3.5%

Verizon Communications, Inc.	545,961	24,087,799
TOTAL TELECOMMUNICATION SERVICES		24,087,799

UTILITIES 2.7%

Gas Utilities 1.0%

Questar Corp.	347,330	6,814,615

Multi-Utilities 1.7%

Sempra Energy	165,782	11,342,804
TOTAL UTILITIES		18,157,419
Total Common Stocks (Cost: $552,054,837)		$663,297,590

	Shares	Value

Money Market Funds 2.5%

Columbia Short-Term Cash Fund, 0.154% (b)(c)	17,189,919	17,189,919

Total Money Market Funds (Cost: $17,189,919)		$17,189,919

Total Investments
(Cost: $569,244,756) (d)	$680,487,509(e)
Other Assets & Liabilities, Net	(292,126)
Net Assets	$680,195,383

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	15,535,546	190,725,314	(189,070,941)	17,189,919	23,595	17,189,919

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $569,245,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$113,831,000
Unrealized Depreciation	(2,588,000)
Net Unrealized Appreciation	$111,243,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	88,258,824	—	—	88,258,824
Consumer Staples	81,337,057	—	—	81,337,057
Energy	68,915,928	—	—	68,915,928
Financials	81,827,870	—	—	81,827,870
Health Care	78,493,844	—	—	78,493,844
Industrials	64,931,240	—	—	64,931,240
Information Technology	139,536,854	—	—	139,536,854
Materials	17,750,755	—	—	17,750,755
Telecommunication Services	24,087,799	—	—	24,087,799
Utilities	18,157,419	—	—	18,157,419
Total Equity Securities	663,297,590	—	—	663,297,590
Other
Money Market Funds	17,189,919	—	—	17,189,919
Total Other	17,189,919	—	—	17,189,919
Total	680,487,509	—	—	680,487,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%

CONSUMER DISCRETIONARY 10.5%

Diversified Consumer Services 0.4%

Apollo Group, Inc., Class A (a)	55,850	$1,071,761

Hotels, Restaurants & Leisure 0.3%

Yum! Brands, Inc.	13,000	872,040

Media 4.5%

Comcast Corp., Class A	124,200	4,617,756
DIRECTV (a)	58,050	2,885,085
Discovery Communications, Inc., Class A (a)	45,400	2,742,614
Gannett Co., Inc.	51,600	923,640
Scripps Networks Interactive, Inc., Class A	28,100	1,659,024
Time Warner Cable, Inc.	4,400	417,516
Total		13,245,635

Multiline Retail 1.1%

Dollar Tree, Inc. (a)	18,300	763,842
Macy’s, Inc.	63,300	2,449,710
Total		3,213,552

Specialty Retail 4.2%

Gap, Inc. (The)	66,300	2,284,698
Home Depot, Inc. (The)	70,600	4,593,942
Ross Stores, Inc.	41,800	2,379,256
TJX Companies, Inc.	68,200	3,023,988
Total		12,281,884
TOTAL CONSUMER DISCRETIONARY		30,684,872

CONSUMER STAPLES 10.4%

Beverages 1.2%

Coca-Cola Co. (The)	29,200	1,107,264
Coca-Cola Enterprises, Inc.	55,000	1,714,900
PepsiCo, Inc.	11,300	793,373
Total		3,615,537

Food & Staples Retailing 3.8%

CVS Caremark Corp.	74,400	3,460,344
Kroger Co. (The)	14,600	383,104
Safeway, Inc.	137,200	2,347,492
Wal-Mart Stores, Inc.	67,550	4,864,951
Total		11,055,891

Food Products 0.9%

Campbell Soup Co.	71,400	2,623,950

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.1%
Kimberly-Clark Corp.	14,650	$1,255,798
Procter & Gamble Co. (The)	25,850	1,805,106
Total		3,060,904
Tobacco 3.4%
Altria Group, Inc.	57,950	1,959,289
Lorillard, Inc.	19,900	2,411,084
Philip Morris International, Inc.	62,270	5,596,828
Total		9,967,201
TOTAL CONSUMER STAPLES		30,323,483
ENERGY 11.0%
Energy Equipment & Services 1.1%
Diamond Offshore Drilling, Inc.	32,700	2,256,300
National Oilwell Varco, Inc.	15,250	1,041,575
Total		3,297,875
Oil, Gas & Consumable Fuels 9.9%
Apache Corp.	29,600	2,281,864
Chevron Corp.	62,600	6,616,194
ConocoPhillips	63,320	3,605,441
Exxon Mobil Corp.	96,544	8,509,388
Marathon Oil Corp.	81,900	2,526,615
Tesoro Corp.	61,200	2,587,536
Valero Energy Corp.	80,900	2,609,834
Total		28,736,872
TOTAL ENERGY		32,034,747
FINANCIALS 14.2%
Capital Markets 1.5%
BlackRock, Inc.	14,000	2,758,560
Federated Investors, Inc., Class B	32,600	647,110
State Street Corp.	21,600	959,904
Total		4,365,574
Commercial Banks 2.6%
KeyCorp	229,700	1,855,976
Wells Fargo & Co.	175,400	5,789,954
Total		7,645,930
Consumer Finance 1.4%
Discover Financial Services	44,810	1,864,544
SLM Corp.	140,000	2,317,000
Total		4,181,544
Diversified Financial Services 3.2%
Citigroup, Inc.	61,825	2,137,290

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	138,500	$5,689,580
Moody’s Corp.	32,100	1,559,418
Total		9,386,288
Insurance 4.0%
Aflac, Inc.	49,500	2,623,005
Berkshire Hathaway, Inc., Class B (a)	13,600	1,197,888
Lincoln National Corp.	93,900	2,319,330
MetLife, Inc.	86,100	2,857,659
Prudential Financial, Inc.	48,900	2,548,668
Total		11,546,550
Real Estate Investment Trusts (REITs) 1.5%
Kimco Realty Corp.	62,300	1,199,898
Simon Property Group, Inc.	21,350	3,247,976
Total		4,447,874
TOTAL FINANCIALS		41,573,760
HEALTH CARE 11.7%
Biotechnology 1.3%
Amgen, Inc.	43,800	3,889,440
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp. (a)	422,700	2,341,758
Zimmer Holdings, Inc.	28,000	1,847,160
Total		4,188,918
Health Care Providers & Services 1.5%
Aetna, Inc.	44,800	1,934,912
Cardinal Health, Inc.	55,900	2,261,155
Total		4,196,067
Pharmaceuticals 7.5%
Abbott Laboratories	62,900	4,088,500
Bristol-Myers Squibb Co.	102,000	3,328,260
Eli Lilly & Co.	72,400	3,550,496
Johnson & Johnson	32,800	2,287,144
Merck & Co., Inc.	51,900	2,299,170
Pfizer, Inc.	254,860	6,376,597
Total		21,930,167
TOTAL HEALTH CARE		34,204,592
INDUSTRIALS 10.0%
Aerospace & Defense 3.7%
General Dynamics Corp.	39,800	2,646,700
Lockheed Martin Corp.	31,900	2,976,270

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Northrop Grumman Corp.	39,100	$2,607,970
Raytheon Co.	44,450	2,539,428
Total		10,770,368
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	11,650	851,732
Airlines 0.7%
Southwest Airlines Co.	206,500	1,967,945
Commercial Services & Supplies 0.8%
ADT Corp. (The) (a)	16,725	767,678
RR Donnelley & Sons Co.	54,575	513,005
Tyco International Ltd.	33,450	948,976
Total		2,229,659
Electrical Equipment 0.4%
Emerson Electric Co.	24,100	1,210,543
Industrial Conglomerates 1.9%
3M Co.	2,400	218,280
Danaher Corp.	52,400	2,828,028
General Electric Co. (b)	122,000	2,577,860
Total		5,624,168
Machinery 1.0%
Illinois Tool Works, Inc.	48,000	2,955,360
Professional Services 1.2%
Dun & Bradstreet Corp. (The)	29,500	2,335,810
Equifax, Inc.	22,700	1,163,148
Total		3,498,958
TOTAL INDUSTRIALS		29,108,733
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 1.6%
Cisco Systems, Inc.	239,650	4,531,782
QUALCOMM, Inc.	1,900	120,878
Total		4,652,660
Computers & Peripherals 6.4%
Apple, Inc.	24,100	14,105,248
EMC Corp. (a)	127,700	3,169,514
Seagate Technology PLC	18,300	459,330
Western Digital Corp.	33,800	1,130,272
Total		18,864,364

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 1.6%
Google, Inc., Class A (a)	6,750	$4,713,997
IT Services 4.0%
Accenture PLC, Class A	25,300	1,718,376
International Business Machines Corp.	13,300	2,527,931
Mastercard, Inc., Class A	7,600	3,713,968
Visa, Inc., Class A	24,800	3,712,808
Total		11,673,083
Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	35,330	691,408
NVIDIA Corp.	186,800	2,237,864
Total		2,929,272
Software 4.1%
BMC Software, Inc. (a)	10,300	421,888
Microsoft Corp.	241,800	6,436,716
Oracle Corp.	156,050	5,009,205
Total		11,867,809
TOTAL INFORMATION TECHNOLOGY		54,701,185
MATERIALS 3.4%
Chemicals 3.4%
CF Industries Holdings, Inc.	12,500	2,675,375
Eastman Chemical Co.	40,000	2,434,000
LyondellBasell Industries NV, Class A	47,600	2,367,148
Mosaic Co. (The)	12,200	659,532
PPG Industries, Inc.	14,900	1,851,623
Total		9,987,678
TOTAL MATERIALS		9,987,678

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	136,000	$4,641,680
Verizon Communications, Inc.	110,800	4,888,496
Total		9,530,176
TOTAL TELECOMMUNICATION SERVICES		9,530,176
UTILITIES 3.4%
Electric Utilities 0.9%
Entergy Corp.	17,900	1,137,366
Pinnacle West Capital Corp.	31,100	1,600,406
Total		2,737,772
Independent Power Producers & Energy Traders 0.8%
AES Corp.	211,100	2,252,437
Multi-Utilities 1.7%
PG&E Corp.	59,200	2,424,240
Public Service Enterprise Group, Inc.	82,100	2,470,389
Total		4,894,629
TOTAL UTILITIES		9,884,838
Total Common Stocks (Cost: $200,941,736)		$282,034,064

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.154% (c)(d)	7,827,871	$7,827,871
Total Money Market Funds (Cost: $7,827,871)		$7,827,871
Total Investments
(Cost: $208,769,607) (e)		$289,861,935(f)
Other Assets & Liabilities, Net		2,111,765
Net Assets		$291,973,700

Investments in Derivatives Futures Contacts Outstanding at November 30, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	24	8,486,400	December 2012	199,542	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At November 30, 2012, investments in securities included securities valued at $950,850 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,604,916	76,294,479	(73,071,524)	7,827,871	7,384	7,827,871

(e)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $208,770,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$84,725,000
Unrealized Depreciation	(3,633,000)
Net Unrealized Appreciation	$81,092,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	30,684,872	—	—	30,684,872
Consumer Staples	30,323,483	—	—	30,323,483
Energy	32,034,747	—	—	32,034,747
Financials	41,573,760	—	—	41,573,760
Health Care	34,204,592	—	—	34,204,592
Industrials	29,108,733	—	—	29,108,733
Information Technology	54,701,185	—	—	54,701,185
Materials	9,987,678	—	—	9,987,678
Telecommunication Services	9,530,176	—	—	9,530,176
Utilities	9,884,838	—	—	9,884,838
Total Equity Securities	282,034,064	—	—	282,034,064
Other
Money Market Funds	7,827,871	—	—	7,827,871
Total Other	7,827,871	—	—	7,827,871
Investments in Securities	289,861,935	—	—	289,861,935
Derivatives
Assets
Futures Contracts	199,542	—	—	199,542
Total	290,061,477	—	—	290,061,477

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.2%
BorgWarner, Inc. (a)	20,580	$1,364,454
Goodyear Tire & Rubber Co. (The) (a)	44,057	555,118
Johnson Controls, Inc.	123,101	3,390,202
Total		5,309,774
Automobiles 0.4%
Ford Motor Co.	686,269	7,857,780
Harley-Davidson, Inc.	40,987	1,924,749
Total		9,782,529
Distributors 0.1%
Genuine Parts Co.	27,922	1,817,443
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (a)	18,153	348,356
H&R Block, Inc.	48,812	880,080
Total		1,228,436
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	80,489	3,111,705
Chipotle Mexican Grill, Inc. (a)	5,661	1,493,259
Darden Restaurants, Inc.	23,071	1,219,994
International Game Technology	48,021	666,051
Marriott International, Inc., Class A	45,332	1,645,098
McDonald’s Corp.	181,418	15,790,623
Starbucks Corp.	136,720	7,091,666
Starwood Hotels & Resorts Worldwide, Inc.	35,372	1,908,673
Wyndham Worldwide Corp.	25,588	1,256,115
Wynn Resorts Ltd.	14,277	1,604,735
Yum! Brands, Inc.	81,986	5,499,621
Total		41,287,540
Household Durables 0.3%
D.R. Horton, Inc.	50,007	973,136
Harman International Industries, Inc.	12,092	478,360
Leggett & Platt, Inc.	25,276	703,937
Lennar Corp., Class A	29,323	1,115,447
Newell Rubbermaid, Inc.	51,940	1,132,811
PulteGroup, Inc. (a)	60,773	1,021,594
Whirlpool Corp.	13,912	1,416,798
Total		6,842,083
Internet & Catalog Retail 1.1%
Amazon.com, Inc. (a)	65,030	16,390,812
Expedia, Inc.	16,841	1,041,784
Netflix, Inc. (a)	10,017	818,489
priceline.com, Inc. (a)	8,996	5,965,787

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (a)	19,736	$753,718
Total		24,970,590
Leisure Equipment & Products 0.1%
Hasbro, Inc.	20,885	803,237
Mattel, Inc.	61,303	2,299,476
Total		3,102,713
Media 3.5%
Cablevision Systems Corp., Class A	38,826	537,352
CBS Corp., Class B Non Voting	107,138	3,854,825
Comcast Corp., Class A	481,494	17,901,947
DIRECTV (a)	112,983	5,615,255
Discovery Communications, Inc., Class A (a)	44,436	2,684,379
Gannett Co., Inc.	41,681	746,090
Interpublic Group of Companies, Inc. (The)	78,645	850,939
McGraw-Hill Companies, Inc. (The)	50,369	2,675,098
News Corp., Class A	366,353	9,026,938
Omnicom Group, Inc.	47,833	2,379,213
Scripps Networks Interactive, Inc., Class A	15,527	916,714
Time Warner Cable, Inc.	55,171	5,235,176
Time Warner, Inc.	170,723	8,075,198
Viacom, Inc., Class B	85,216	4,397,998
Walt Disney Co. (The)	322,876	16,034,022
Washington Post Co. (The), Class B	786	288,509
Total		81,219,653
Multiline Retail 0.8%
Big Lots, Inc. (a)	10,713	301,678
Dollar General Corp. (a)	47,800	2,390,000
Dollar Tree, Inc. (a)	41,469	1,730,916
Family Dollar Stores, Inc.	17,500	1,246,000
JCPenney Co., Inc.	25,626	459,730
Kohl’s Corp.	38,823	1,733,447
Macy’s, Inc.	72,400	2,801,880
Nordstrom, Inc.	27,456	1,485,095
Target Corp.	117,845	7,439,555
Total		19,588,301
Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	14,892	683,394
AutoNation, Inc. (a)	6,913	269,192
AutoZone, Inc. (a)	6,701	2,571,643
Bed Bath & Beyond, Inc. (a)	41,819	2,455,612
Best Buy Co., Inc.	47,899	627,956

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	41,065	$1,489,017
GameStop Corp., Class A	22,240	583,800
Gap, Inc. (The)	53,685	1,849,985
Home Depot, Inc. (The)	271,224	17,648,546
Limited Brands, Inc.	42,956	2,240,155
Lowe’s Companies, Inc.	205,257	7,407,725
O’Reilly Automotive, Inc. (a)	21,352	2,008,796
PetSmart, Inc.	19,470	1,375,750
Ross Stores, Inc.	40,326	2,295,356
Staples, Inc.	122,805	1,436,819
Tiffany & Co.	21,397	1,261,995
TJX Companies, Inc.	132,486	5,874,429
Urban Outfitters, Inc. (a)	19,647	740,692
Total		52,820,862
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	51,342	2,969,622
Fossil, Inc. (a)	9,862	852,471
Nike, Inc., Class B	66,104	6,443,818
Ralph Lauren Corp.	10,998	1,727,676
VF Corp.	15,828	2,540,552
Total		14,534,139
TOTAL CONSUMER DISCRETIONARY		262,504,063
CONSUMER STAPLES 10.8%
Beverages 2.4%
Beam, Inc.	28,450	1,596,329
Brown-Forman Corp., Class B	27,288	1,915,072
Coca-Cola Co. (The)	696,704	26,419,016
Coca-Cola Enterprises, Inc.	49,813	1,553,169
Constellation Brands, Inc., Class A (a)	26,479	950,067
Dr. Pepper Snapple Group, Inc.	37,915	1,700,488
Molson Coors Brewing Co., Class B	28,020	1,161,709
Monster Beverage Corp. (a)	27,590	1,436,059
PepsiCo, Inc.	280,031	19,660,977
Total		56,392,886
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	77,804	8,090,838
CVS Caremark Corp.	228,896	10,645,953
Kroger Co. (The)	97,995	2,571,389
Safeway, Inc.	43,049	736,568
SYSCO Corp.	105,561	3,341,006
Wal-Mart Stores, Inc.	302,465	21,783,529
Walgreen Co.	154,248	5,230,550

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	30,856	$2,880,716
Total		55,280,549
Food Products 1.7%
Archer-Daniels-Midland Co.	118,494	3,163,790
Campbell Soup Co.	32,376	1,189,818
ConAgra Foods, Inc.	73,088	2,182,408
Dean Foods Co. (a)	33,300	570,762
General Mills, Inc.	116,681	4,782,754
Hershey Co. (The)	27,245	1,996,241
HJ Heinz Co.	57,667	3,371,213
Hormel Foods Corp.	24,125	748,116
JM Smucker Co. (The)	19,709	1,743,458
Kellogg Co.	44,369	2,460,705
Kraft Foods Group, Inc. (a)	106,415	4,812,086
McCormick & Co., Inc.	23,845	1,539,433
Mead Johnson Nutrition Co.	36,691	2,501,959
Mondelez International, Inc., Class A	319,346	8,267,868
Tyson Foods, Inc., Class A	52,092	998,604
Total		40,329,215
Household Products 2.2%
Clorox Co. (The)	23,348	1,782,620
Colgate-Palmolive Co.	80,222	8,704,087
Kimberly-Clark Corp.	71,025	6,088,263
Procter & Gamble Co. (The)	495,554	34,604,536
Total		51,179,506
Personal Products 0.2%
Avon Products, Inc.	77,767	1,084,850
Estee Lauder Companies, Inc. (The), Class A	43,154	2,513,720
Total		3,598,570
Tobacco 1.9%
Altria Group, Inc.	365,751	12,366,041
Lorillard, Inc.	23,532	2,851,137
Philip Morris International, Inc.	303,326	27,262,941
Reynolds American, Inc.	58,975	2,578,387
Total		45,058,506
TOTAL CONSUMER STAPLES		251,839,232
ENERGY 10.8%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	79,103	3,413,295
Cameron International Corp. (a)	44,266	2,388,151
Diamond Offshore Drilling, Inc.	12,550	865,950

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Ensco PLC, Class A	41,705	$2,428,482
FMC Technologies, Inc. (a)	42,920	1,753,711
Halliburton Co.	166,914	5,566,582
Helmerich & Payne, Inc.	18,996	991,591
Nabors Industries Ltd. (a)	52,267	768,325
National Oilwell Varco, Inc.	76,757	5,242,503
Noble Corp.	45,407	1,566,087
Rowan Companies PLC, Class A (a)	22,396	710,625
Schlumberger Ltd.	238,763	17,100,206
Total		42,795,508
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	89,926	6,581,684
Apache Corp.	70,397	5,426,905
Cabot Oil & Gas Corp.	37,802	1,780,474
Chesapeake Energy Corp.	93,385	1,590,347
Chevron Corp.	353,083	37,317,342
ConocoPhillips	218,561	12,444,863
CONSOL Energy, Inc.	40,932	1,283,218
Denbury Resources, Inc. (a)	70,384	1,086,025
Devon Energy Corp.	67,673	3,496,664
EOG Resources, Inc.	48,591	5,715,273
EQT Corp.	26,936	1,617,776
Exxon Mobil Corp. (b)	830,564	73,205,911
Hess Corp.	53,473	2,652,796
Kinder Morgan Management LLC (c)	60,281	46
Kinder Morgan, Inc.	113,816	3,848,119
Marathon Oil Corp.	126,829	3,912,675
Marathon Petroleum Corp.	60,880	3,624,795
Murphy Oil Corp.	33,245	1,886,321
Newfield Exploration Co. (a)	24,298	591,413
Noble Energy, Inc.	32,042	3,132,105
Occidental Petroleum Corp.	145,760	10,962,610
Peabody Energy Corp.	48,264	1,211,909
Phillips 66	112,820	5,908,383
Pioneer Natural Resources Co.	22,153	2,370,371
QEP Resources, Inc.	32,030	900,684
Range Resources Corp.	29,246	1,872,329
Southwestern Energy Co. (a)	62,606	2,173,054
Spectra Energy Corp.	117,461	3,283,035
Tesoro Corp.	25,131	1,062,539
Valero Energy Corp.	99,241	3,201,515
Williams Companies, Inc. (The)	112,727	3,701,955
WPX Energy, Inc. (a)	35,859	566,214
Total		208,409,350
TOTAL ENERGY		251,204,858

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 14.6%
Capital Markets 1.8%
Ameriprise Financial, Inc. (d)	37,937	$2,301,638
Bank of New York Mellon Corp. (The)	212,587	5,089,333
BlackRock, Inc.	23,025	4,536,846
Charles Schwab Corp. (The)	197,127	2,582,364
E*TRADE Financial Corp. (a)	46,221	389,181
Federated Investors, Inc., Class B	16,856	334,591
Franklin Resources, Inc.	24,910	3,288,618
Goldman Sachs Group, Inc. (The)	81,074	9,549,706
Invesco Ltd.	80,127	2,002,374
Legg Mason, Inc.	21,610	551,703
Morgan Stanley	248,856	4,198,201
Northern Trust Corp.	39,341	1,889,155
State Street Corp.	86,210	3,831,172
T Rowe Price Group, Inc.	45,639	2,951,474
Total		43,496,356
Commercial Banks 2.7%
BB&T Corp.	125,777	3,543,138
Comerica, Inc.	34,778	1,029,081
Fifth Third Bancorp	165,387	2,421,266
First Horizon National Corp.	44,760	423,430
Huntington Bancshares, Inc.	154,496	950,150
KeyCorp	169,753	1,371,604
M&T Bank Corp.	21,640	2,114,877
PNC Financial Services Group, Inc.	95,308	5,350,591
Regions Financial Corp.	254,290	1,696,114
SunTrust Banks, Inc.	96,890	2,630,564
U.S. Bancorp	341,060	11,002,596
Wells Fargo & Co.	883,921	29,178,232
Zions Bancorporation	33,168	665,682
Total		62,377,325
Consumer Finance 0.9%
American Express Co.	177,506	9,922,585
Capital One Financial Corp.	104,572	6,023,347
Discover Financial Services	92,683	3,856,540
SLM Corp.	84,440	1,397,482
Total		21,199,954
Diversified Financial Services 3.2%
Bank of America Corp.	1,939,191	19,120,423
Citigroup, Inc.	527,680	18,241,898
CME Group, Inc.	55,095	3,045,101
IntercontinentalExchange, Inc. (a)	13,080	1,728,522
JPMorgan Chase & Co.	683,492	28,077,851
Leucadia National Corp.	35,685	790,423
Moody’s Corp.	34,764	1,688,835

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	21,279	$515,590
NYSE Euronext	44,222	1,032,584
Total		74,241,227
Insurance 3.8%
ACE Ltd.	61,037	4,835,961
Aflac, Inc.	84,296	4,466,845
Allstate Corp. (The)	87,252	3,531,961
American International Group, Inc. (a)	209,861	6,952,695
Aon PLC	57,991	3,293,889
Assurant, Inc.	14,590	499,124
Berkshire Hathaway, Inc., Class B (a)	329,985	29,065,079
Chubb Corp. (The)	47,869	3,685,434
Cincinnati Financial Corp.	26,298	1,065,595
Genworth Financial, Inc., Class A (a)	88,454	526,301
Hartford Financial Services Group, Inc.	78,388	1,660,258
Lincoln National Corp.	50,188	1,239,644
Loews Corp.	56,272	2,300,399
Marsh & McLennan Companies, Inc.	97,894	3,447,827
MetLife, Inc.	191,188	6,345,530
Principal Financial Group, Inc.	49,933	1,355,681
Progressive Corp. (The)	100,855	2,143,169
Prudential Financial, Inc.	83,855	4,370,523
Torchmark Corp.	17,179	893,136
Travelers Companies, Inc. (The)	69,348	4,911,225
Unum Group	50,370	1,027,044
XL Group PLC	55,047	1,339,293
Total		88,956,613
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	71,075	5,325,650
Apartment Investment & Management Co., Class A	26,149	655,556
AvalonBay Communities, Inc.	20,043	2,641,467
Boston Properties, Inc.	27,156	2,787,020
Equity Residential	57,575	3,195,988
HCP, Inc.	81,225	3,659,186
Health Care REIT, Inc.	45,815	2,698,046
Host Hotels & Resorts, Inc.	130,038	1,910,258
Kimco Realty Corp.	73,261	1,411,007
Plum Creek Timber Co., Inc.	29,056	1,245,050
ProLogis, Inc.	82,931	2,814,678
Public Storage	25,969	3,652,280
Simon Property Group, Inc.	54,587	8,304,320
Ventas, Inc.	53,140	3,382,361
Vornado Realty Trust	30,425	2,325,383

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	96,754	$2,666,540
Total		48,674,790
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	54,312	1,028,126
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	85,485	689,009
People’s United Financial, Inc.	63,224	770,701
Total		1,459,710
TOTAL FINANCIALS		341,434,101
HEALTH CARE 11.9%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. (a)	34,708	3,332,662
Amgen, Inc.	138,716	12,317,981
Biogen Idec, Inc. (a)	42,531	6,340,947
Celgene Corp. (a)	77,619	6,100,077
Gilead Sciences, Inc. (a)	136,162	10,212,150
Total		38,303,817
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	98,491	6,526,998
Becton Dickinson and Co.	35,956	2,756,746
Boston Scientific Corp. (a)	255,285	1,414,279
CareFusion Corp. (a)	39,914	1,114,399
Covidien PLC	86,402	5,020,820
CR Bard, Inc.	13,986	1,384,754
DENTSPLY International, Inc.	25,508	1,012,668
Edwards Lifesciences Corp. (a)	20,827	1,807,159
Intuitive Surgical, Inc. (a)	7,181	3,798,749
Medtronic, Inc.	183,600	7,731,396
St. Jude Medical, Inc.	56,457	1,935,346
Stryker Corp.	52,024	2,817,620
Varian Medical Systems, Inc. (a)	19,873	1,374,417
Zimmer Holdings, Inc.	31,421	2,072,843
Total		40,768,194
Health Care Providers & Services 1.9%
Aetna, Inc.	60,091	2,595,330
AmerisourceBergen Corp.	45,323	1,913,537
Cardinal Health, Inc.	61,331	2,480,839
CIGNA Corp.	51,872	2,711,349
Coventry Health Care, Inc.	24,067	1,051,247
DaVita HealthCare Partners, Inc. (a)	14,987	1,618,596
Express Scripts Holding Co. (a)	145,915	7,857,523

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Five Star Quality Care, Inc. (c)	23,000	$1
Humana, Inc.	29,094	1,903,039
Laboratory Corp. of America Holdings (a)	17,281	1,461,800
McKesson Corp.	42,464	4,011,574
Patterson Companies, Inc.	15,248	519,957
Quest Diagnostics, Inc.	28,609	1,653,028
Tenet Healthcare Corp. (a)	18,790	544,158
UnitedHealth Group, Inc.	185,837	10,107,674
WellPoint, Inc.	54,628	3,053,705
Total		43,483,357
Health Care Technology 0.1%
Cerner Corp. (a)	26,228	2,025,326
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	62,660	2,399,252
Life Technologies Corp. (a)	31,551	1,557,042
PerkinElmer, Inc.	20,517	649,363
Thermo Fisher Scientific, Inc.	65,804	4,181,844
Waters Corp. (a)	15,775	1,333,776
Total		10,121,277
Pharmaceuticals 6.1%
Abbott Laboratories	282,371	18,354,115
Allergan, Inc.	55,304	5,129,446
Bristol-Myers Squibb Co.	302,140	9,858,828
Eli Lilly & Co.	183,712	9,009,237
Forest Laboratories, Inc. (a)	42,034	1,490,526
Hospira, Inc. (a)	29,749	886,520
Johnson & Johnson	496,102	34,593,192
Merck & Co., Inc.	548,021	24,277,330
Mylan, Inc. (a)	73,061	1,985,798
Perrigo Co.	15,813	1,636,646
Pfizer, Inc.	1,344,072	33,628,681
Watson Pharmaceuticals, Inc. (a)	22,951	2,019,918
Total		142,870,237
TOTAL HEALTH CARE		277,572,208
INDUSTRIALS 9.8%
Aerospace & Defense 2.3%
Boeing Co. (The)	121,700	9,039,876
General Dynamics Corp.	59,690	3,969,385
Honeywell International, Inc.	140,429	8,612,511
L-3 Communications Holdings, Inc.	17,400	1,337,190
Lockheed Martin Corp.	48,456	4,520,945

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Northrop Grumman Corp.	44,441	$2,964,215
Precision Castparts Corp.	26,201	4,805,001
Raytheon Co.	59,771	3,414,717
Rockwell Collins, Inc.	25,599	1,463,751
Textron, Inc.	50,529	1,186,926
United Technologies Corp.	150,895	12,088,198
Total		53,402,715
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	29,052	1,793,671
Expeditors International of Washington, Inc.	37,898	1,418,143
FedEx Corp.	52,583	4,707,756
United Parcel Service, Inc., Class B	129,319	9,454,512
Total		17,374,082
Airlines 0.1%
Southwest Airlines Co.	133,739	1,274,533
Building Products —%
Masco Corp.	64,258	1,089,816
Commercial Services & Supplies 0.5%
ADT Corp. (The) (a)	41,390	1,899,801
Avery Dennison Corp.	18,263	610,897
Cintas Corp.	19,340	801,450
Iron Mountain, Inc.	29,767	940,637
Pitney Bowes, Inc.	36,092	403,869
Republic Services, Inc.	53,932	1,535,444
RR Donnelley & Sons Co.	32,430	304,842
Stericycle, Inc. (a)	15,389	1,438,410
Tyco International Ltd.	82,781	2,348,497
Waste Management, Inc.	78,370	2,552,511
Total		12,836,358
Construction & Engineering 0.2%
Fluor Corp.	30,021	1,593,514
Jacobs Engineering Group, Inc. (a)	23,366	956,604
Quanta Services, Inc. (a)	38,302	990,490
Total		3,540,608
Electrical Equipment 0.5%
Cooper Industries PLC	28,738	2,140,981
Emerson Electric Co.	130,859	6,573,048
Rockwell Automation, Inc.	25,392	2,012,062
Roper Industries, Inc.	17,551	1,957,463
Total		12,683,554

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.4%
3M Co.	114,472	$10,411,229
Danaher Corp.	105,056	5,669,872
General Electric Co.	1,899,901	40,144,908
Total		56,226,009
Machinery 2.0%
Caterpillar, Inc.	117,535	10,018,683
Cummins, Inc.	31,901	3,131,402
Deere & Co.	70,490	5,924,685
Dover Corp.	32,912	2,092,874
Eaton Corp.	60,763	3,169,398
Flowserve Corp.	9,155	1,268,425
Illinois Tool Works, Inc.	77,618	4,778,940
Ingersoll-Rand PLC	51,631	2,518,560
Joy Global, Inc.	19,014	1,083,608
PACCAR, Inc.	63,655	2,797,001
Pall Corp.	20,939	1,245,452
Parker Hannifin Corp.	26,899	2,209,753
Pentair Ltd.	37,724	1,829,237
Snap-On, Inc.	10,426	828,241
Stanley Black & Decker, Inc.	30,250	2,175,278
Xylem, Inc.	33,361	870,388
Total		45,941,925
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	8,047	637,161
Equifax, Inc.	21,559	1,104,683
Robert Half International, Inc.	25,525	721,337
Total		2,463,181
Road & Rail 0.8%
CSX Corp.	187,169	3,698,459
Norfolk Southern Corp.	57,541	3,474,326
Ryder System, Inc.	9,161	431,208
Union Pacific Corp.	85,243	10,466,136
Total		18,070,129
Trading Companies & Distributors 0.2%
Fastenal Co.	48,494	2,027,534
WW Grainger, Inc.	10,786	2,092,700
Total		4,120,234
TOTAL INDUSTRIALS		229,023,144
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 1.9%
Cisco Systems, Inc.	951,862	17,999,711
F5 Networks, Inc. (a)	14,200	1,330,256

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Harris Corp.	20,347	$958,954
JDS Uniphase Corp. (a)	41,762	506,573
Juniper Networks, Inc. (a)	94,762	1,703,821
Motorola Solutions, Inc.	51,558	2,807,333
QUALCOMM, Inc.	306,481	19,498,321
Total		44,804,969
Computers & Peripherals 5.2%
Apple, Inc.	168,696	98,734,395
Dell, Inc.	262,211	2,527,714
EMC Corp. (a)	377,668	9,373,720
Hewlett-Packard Co.	353,750	4,595,212
NetApp, Inc. (a)	65,368	2,072,819
SanDisk Corp. (a)	43,435	1,698,308
Seagate Technology PLC	63,575	1,595,733
Western Digital Corp.	40,045	1,339,105
Total		121,937,006
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	28,964	1,793,451
Corning, Inc.	267,926	3,276,735
FLIR Systems, Inc.	27,214	555,166
Jabil Circuit, Inc.	33,619	638,761
Molex, Inc.	24,812	654,541
TE Connectivity Ltd.	77,024	2,710,474
Total		9,629,128
Internet Software & Services 2.1%
Akamai Technologies, Inc. (a)	31,941	1,169,679
eBay, Inc. (a)	208,705	11,023,798
Google, Inc., Class A (a)	47,688	33,303,869
VeriSign, Inc. (a)	28,174	961,579
Yahoo!, Inc. (a)	187,553	3,520,370
Total		49,979,295
IT Services 3.7%
Accenture PLC, Class A	114,246	7,759,588
Automatic Data Processing, Inc.	87,177	4,948,167
Cognizant Technology Solutions Corp., Class A (a)	53,760	3,614,285
Computer Sciences Corp.	27,953	1,063,891
Fidelity National Information Services, Inc.	45,075	1,627,207
Fiserv, Inc. (a)	24,424	1,880,404
International Business Machines Corp.	193,320	36,744,332
Mastercard, Inc., Class A	19,309	9,435,922
Paychex, Inc.	58,086	1,890,118

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
SAIC, Inc.	51,053	$588,641
Teradata Corp. (a)	30,342	1,804,742
Total System Services, Inc.	29,110	638,965
Visa, Inc., Class A	94,011	14,074,387
Western Union Co. (The)	108,424	1,367,227
Total		87,437,876
Office Electronics 0.1%
Xerox Corp.	235,208	1,601,766
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (a)	108,242	238,132
Altera Corp.	57,605	1,865,826
Analog Devices, Inc.	53,808	2,184,605
Applied Materials, Inc.	222,635	2,388,874
Broadcom Corp., Class A	92,564	2,997,222
First Solar, Inc. (a)	10,795	291,357
Intel Corp.	900,249	17,617,873
KLA-Tencor Corp.	29,923	1,360,599
Lam Research Corp. (a)	30,826	1,082,609
Linear Technology Corp.	41,455	1,375,891
LSI Corp. (a)	100,293	675,975
Microchip Technology, Inc.	34,825	1,059,377
Micron Technology, Inc. (a)	183,098	1,094,926
NVIDIA Corp.	111,459	1,335,279
Teradyne, Inc. (a)	33,730	527,537
Texas Instruments, Inc.	204,711	6,032,833
Xilinx, Inc.	47,162	1,634,163
Total		43,763,078
Software 3.4%
Adobe Systems, Inc. (a)	88,482	3,062,362
Autodesk, Inc. (a)	40,803	1,351,803
BMC Software, Inc. (a)	26,378	1,080,443
CA, Inc.	61,581	1,364,635
Citrix Systems, Inc. (a)	33,604	2,055,221
Electronic Arts, Inc. (a)	57,325	848,983
Intuit, Inc.	49,672	2,975,850
Microsoft Corp.	1,357,681	36,141,468
Oracle Corp.	685,278	21,997,424
Red Hat, Inc. (a)	34,688	1,713,587
Salesforce.com, Inc. (a)	23,020	3,629,563
Symantec Corp. (a)	126,516	2,373,440
Total		78,594,779
TOTAL INFORMATION TECHNOLOGY		437,747,897

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 2.4%
Air Products & Chemicals, Inc.	38,140	$3,163,332
Airgas, Inc.	12,493	1,106,505
CF Industries Holdings, Inc.	11,313	2,421,321
Dow Chemical Co. (The)	215,550	6,507,454
Eastman Chemical Co.	27,489	1,672,706
Ecolab, Inc.	47,382	3,415,295
EI du Pont de Nemours & Co.	167,404	7,221,808
FMC Corp.	24,757	1,373,023
International Flavors & Fragrances, Inc.	14,676	954,380
LyondellBasell Industries NV, Class A	61,075	3,037,260
Monsanto Co.	95,916	8,784,946
Mosaic Co. (The)	49,761	2,690,080
PPG Industries, Inc.	27,433	3,409,099
Praxair, Inc.	53,674	5,754,389
Sherwin-Williams Co. (The)	15,284	2,331,116
Sigma-Aldrich Corp.	21,730	1,575,860
Total		55,418,574
Construction Materials 0.1%
Vulcan Materials Co.	23,295	1,230,908
Containers & Packaging 0.1%
Ball Corp.	27,843	1,244,304
Bemis Co., Inc.	18,610	625,296
Owens-Illinois, Inc. (a)	29,659	594,070
Sealed Air Corp.	34,932	587,556
Total		3,051,226
Metals & Mining 0.7%
Alcoa, Inc.	192,000	1,614,720
Allegheny Technologies, Inc.	19,263	504,305
Cliffs Natural Resources, Inc.	25,646	737,322
Freeport-McMoRan Copper & Gold, Inc.	170,789	6,662,479
Newmont Mining Corp.	89,247	4,202,641
Nucor Corp.	57,136	2,352,860
Titanium Metals Corp.	13,225	219,800
United States Steel Corp.	25,994	560,431
Total		16,854,558
Paper & Forest Products 0.1%
International Paper Co.	78,679	2,922,138
MeadWestvaco Corp.	31,210	964,701
Total		3,886,839
TOTAL MATERIALS		80,442,105

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,038,051	$35,428,681
CenturyLink, Inc.	111,989	4,349,653
Frontier Communications Corp.	179,698	864,347
Verizon Communications, Inc.	512,585	22,615,250
Windstream Corp.	105,821	886,780
Total		64,144,711
Wireless Telecommunication Services 0.3%
Crown Castle International Corp. (a)	52,679	3,556,886
MetroPCS Communications, Inc. (a)	56,893	605,910
Sprint Nextel Corp. (a)	539,901	3,093,633
Total		7,256,429
TOTAL TELECOMMUNICATION SERVICES		71,401,140
UTILITIES 3.4%
Electric Utilities 2.0%
American Electric Power Co., Inc.	87,248	3,721,127
Duke Energy Corp.	126,735	8,088,228
Edison International	58,650	2,667,402
Entergy Corp.	31,949	2,030,040
Exelon Corp.	153,550	4,640,281
FirstEnergy Corp.	75,247	3,194,988
NextEra Energy, Inc.	76,047	5,225,189
Northeast Utilities	56,515	2,189,391
Pepco Holdings, Inc.	41,181	812,913
Pinnacle West Capital Corp.	19,730	1,015,306
PPL Corp.	104,512	3,067,427
Southern Co. (The)	157,384	6,854,073
Xcel Energy, Inc.	87,763	2,373,989
Total		45,880,354
Gas Utilities 0.1%
AGL Resources, Inc.	21,184	825,752
ONEOK, Inc.	36,934	1,657,229
Total		2,482,981

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.1%
AES Corp.	111,717	$1,192,020
NRG Energy, Inc.	40,990	864,889
Total		2,056,909
Multi-Utilities 1.2%
Ameren Corp.	43,656	1,308,370
CenterPoint Energy, Inc.	76,937	1,517,967
CMS Energy Corp.	47,702	1,165,360
Consolidated Edison, Inc.	52,742	2,942,476
Dominion Resources, Inc.	103,178	5,273,428
DTE Energy Co.	30,943	1,874,527
Integrys Energy Group, Inc.	13,986	743,636
NiSource, Inc.	55,733	1,347,067
PG&E Corp.	76,767	3,143,609
Public Service Enterprise Group, Inc.	91,036	2,739,273
SCANA Corp.	23,578	1,092,604
Sempra Energy	40,472	2,769,094
TECO Energy, Inc.	36,644	615,986
Wisconsin Energy Corp.	41,476	1,556,594
Total		28,089,991
TOTAL UTILITIES		78,510,235
Total Common Stocks (Cost: $2,002,707,318)		$2,281,678,983

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.154% (d)(e)	51,413,648	$51,413,648
Total Money Market Funds (Cost: $51,413,648)		$51,413,648
Total Investments (Cost: $2,054,120,966) (f)		$2,333,092,631(g)
Other Assets & Liabilities, Net		1,978,903
Net Assets		$2,335,071,534

Investments in Derivatives Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $6,434,220 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	157	55,515,200	December 2012	—	(891,005)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

At November 30, 2012, investments in securities included securities valued at $6,434,200 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $47, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-02	2
Kinder Morgan Management LLC	09-26-02-05-20-08	14

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Ameriprise Financial, Inc.	1,744,781	70,930	(1,644,156)	1,004,514	1,176,069	47,768	2,301,638
Columbia Short-Term Cash Fund	36,309,837	324,744,307	(309,640,496)	—	51,413,648	51,344	51,413,648
Total	38,054,618	324,815,237	(311,284,652)	1,004,514	52,589,717	99,112	53,715,286

(e)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(f)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $2,054,121,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$627,695,000
Unrealized Depreciation	(348,723,000)
Net Unrealized Appreciation	$278,972,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	262,504,063	—	—	262,504,063
Consumer Staples	251,839,232	—	—	251,839,232
Energy	251,204,812	46	—	251,204,858
Financials	341,434,101	—	—	341,434,101
Health Care	277,572,207	1	—	277,572,208
Industrials	229,023,144	—	—	229,023,144
Information Technology	437,747,897	—	—	437,747,897
Materials	80,442,105	—	—	80,442,105
Telecommunication Services	71,401,140	—	—	71,401,140
Utilities	78,510,235	—	—	78,510,235
Total Equity Securities	2,281,678,936	47	—	2,281,678,983
Other
Money Market Funds	51,413,648	—	—	51,413,648
Total Other	51,413,648	—	—	51,413,648
Investments in Securities	2,333,092,584	47	—	2,333,092,631
Derivatives
Liabilities
Futures Contracts	(891,005)	—	—	(891,005)
Total	2,332,201,579	47	—	2,332,201,626

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Value Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 103.9%
CONSUMER DISCRETIONARY 11.8%
Automobiles 1.4%
Ford Motor Co.	745,696	$8,538,219
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	122,326	4,729,123
McDonald’s Corp.	39,490	3,437,210
Total		8,166,333
Media 3.9%
Comcast Corp., Class A	170,478	6,338,372
News Corp., Class A	151,951	3,744,073
Time Warner, Inc.	111,674	5,282,180
Viacom, Inc., Class B	89,835	4,636,384
Walt Disney Co. (The)	99,763	4,954,231
Total		24,955,240
Multiline Retail 3.4%
Kohl’s Corp.	90,541	4,042,655
Target Corp.	274,990	17,360,119
Total		21,402,774
Specialty Retail 1.8%
Home Depot, Inc. (The)	178,312	11,602,762
TOTAL CONSUMER DISCRETIONARY		74,665,328
CONSUMER STAPLES 7.1%
Beverages 0.6%
PepsiCo, Inc.	57,423	4,031,669
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	91,781	6,610,068
Food Products 1.0%
Hershey Co. (The)	26,097	1,912,127
Kraft Foods Group, Inc. (a)	33,096	1,496,601
Mondelez International, Inc., Class A	99,291	2,570,644
Total		5,979,372
Household Products 1.3%
Procter & Gamble Co. (The)	114,859	8,020,604
Tobacco 3.2%
Lorillard, Inc.	98,942	11,987,813
Philip Morris International, Inc.	90,937	8,173,417
Total		20,161,230
TOTAL CONSUMER STAPLES		44,802,943

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 10.8%
Energy Equipment & Services 1.7%
Cameron International Corp. (a)	39,490	$2,130,486
National Oilwell Varco, Inc.	44,038	3,007,795
Schlumberger Ltd.	46,954	3,362,845
Seadrill Ltd.	59,185	2,280,398
Total		10,781,524
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	49,624	3,631,981
BP PLC, ADR	94,342	3,939,722
Chevron Corp.	122,053	12,899,782
Enbridge, Inc.	36,831	1,483,921
EQT Corp.	59,579	3,578,315
Exxon Mobil Corp.	58,915	5,192,768
Occidental Petroleum Corp.	67,838	5,102,096
Phillips 66	46,679	2,444,579
Pioneer Natural Resources Co.	39,293	4,204,351
Royal Dutch Shell PLC, ADR	141,095	9,449,132
Suncor Energy, Inc.	90,200	2,941,422
Valero Energy Corp.	76,025	2,452,566
Total		57,320,635
TOTAL ENERGY		68,102,159
FINANCIALS 25.1%
Capital Markets 3.3%
BlackRock, Inc.	12,300	2,423,592
Goldman Sachs Group, Inc. (The)	104,122	12,264,531
Morgan Stanley	346,545	5,846,214
Total		20,534,337
Commercial Banks 4.0%
CIT Group, Inc. (a)	137,746	5,103,490
Wells Fargo & Co.	609,021	20,103,783
Total		25,207,273
Diversified Financial Services 7.8%
Bank of America Corp.	1,991,278	19,634,001
Citigroup, Inc.	272,218	9,410,576
JPMorgan Chase & Co.	452,886	18,604,557
NYSE Euronext	60,300	1,408,005
Total		49,057,139
Insurance 10.0%
ACE Ltd.	247,137	19,580,664
Aflac, Inc.	48,400	2,564,716
Everest Re Group Ltd.	38,599	4,186,834
MetLife, Inc.	337,427	11,199,202
Travelers Companies, Inc. (The)	171,261	12,128,704

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
XL Group PLC	567,967	$13,818,637
Total		63,478,757
TOTAL FINANCIALS		158,277,506
HEALTH CARE 16.6%
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp. (a)	330,945	1,833,436
Medtronic, Inc.	92,728	3,904,776
Total		5,738,212
Health Care Providers & Services 2.0%
Express Scripts Holding Co. (a)	67,700	3,645,645
UnitedHealth Group, Inc.	169,111	9,197,947
Total		12,843,592
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	127,003	4,862,945
Thermo Fisher Scientific, Inc.	148,990	9,468,314
Total		14,331,259
Pharmaceuticals 11.4%
Abbott Laboratories	93,354	6,068,010
AstraZeneca PLC, ADR	76,003	3,613,183
Bristol-Myers Squibb Co.	239,285	7,807,869
Johnson & Johnson	209,878	14,634,793
Merck & Co., Inc.	297,428	13,176,060
Novartis AG, ADR	70,313	4,362,922
Pfizer, Inc.	747,881	18,711,983
Roche Holding AG, ADR	77,699	3,823,568
Total		72,198,388
TOTAL HEALTH CARE		105,111,451
INDUSTRIALS 13.4%
Aerospace & Defense 4.4%
Boeing Co. (The)	115,170	8,554,828
Honeywell International, Inc.	119,337	7,318,938
Lockheed Martin Corp.	54,671	5,100,804
United Technologies Corp.	88,946	7,125,464
Total		28,100,034
Airlines 0.9%
Delta Air Lines, Inc. (a)	146,875	1,468,750
United Continental Holdings, Inc. (a)	193,770	3,918,029
Total		5,386,779
Commercial Services & Supplies 1.3%
ADT Corp. (The) (a)	79,334	3,641,431

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Tyco International Ltd.	158,669	$4,501,439
Total		8,142,870
Electrical Equipment 0.4%
ABB Ltd., ADR	138,101	2,681,921
Industrial Conglomerates 2.1%
General Electric Co.	616,258	13,021,532
Machinery 4.0%
Caterpillar, Inc.	65,769	5,606,150
Eaton Corp.	125,713	6,557,190
Illinois Tool Works, Inc.	120,532	7,421,155
Parker Hannifin Corp.	45,955	3,775,203
Pentair Ltd.	38,071	1,846,063
Total		25,205,761
Road & Rail 0.3%
CSX Corp.	95,630	1,889,649
TOTAL INDUSTRIALS		84,428,546
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	647,537	12,244,925
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	89,256	3,140,919
Internet Software & Services 0.6%
eBay, Inc. (a)	75,508	3,988,332
IT Services 1.7%
Accenture PLC, Class A	49,942	3,392,060
Mastercard, Inc., Class A	15,041	7,350,236
Total		10,742,296
Semiconductors & Semiconductor Equipment 1.2%
Intel Corp.	285,243	5,582,206
Microchip Technology, Inc.	55,208	1,679,427
Total		7,261,633
Software 2.2%
Microsoft Corp.	236,652	6,299,676

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	240,274	$7,712,796
Total		14,012,472
TOTAL INFORMATION TECHNOLOGY		51,390,577
MATERIALS 4.1%
Chemicals 3.0%
Dow Chemical Co. (The)	318,628	9,619,379
EI du Pont de Nemours & Co.	75,124	3,240,850
Mosaic Co. (The)	110,889	5,994,659
Total		18,854,888
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	120,366	4,695,478
Paper & Forest Products 0.4%
International Paper Co.	67,200	2,495,808
TOTAL MATERIALS		26,046,174
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 4.4%
AT&T, Inc.	421,483	14,385,215
Deutsche Telekom AG, ADR	301,392	3,321,340

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	224,245	$9,893,689
Total		27,600,244
TOTAL TELECOMMUNICATION SERVICES		27,600,244
UTILITIES 2.5%
Electric Utilities 0.5%
Duke Energy Corp.	51,235	3,269,818
Multi-Utilities 2.0%
Dominion Resources, Inc.	62,575	3,198,208
PG&E Corp.	100,752	4,125,794
Sempra Energy	73,614	5,036,670
Total		12,360,672
TOTAL UTILITIES		15,630,490
Total Common Stocks (Cost: $543,107,328)		$656,055,418

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	5,951,774	5,951,774
Total Money Market Funds (Cost: $5,951,774)		$5,951,774
Total Investments (Cost: $549,059,102) (d)		$662,007,192(e)
Other Assets & Liabilities, Net		(30,320,356)
Net Assets		$631,686,836

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	35,033,376	746,943,401	(776,025,003)	5,951,774	20,828	5,951,774

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $549,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$128,139,000
Unrealized Depreciation	(15,191,000)
Net Unrealized Appreciation	$112,948,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	74,665,328	—	—	74,665,328
Consumer Staples	44,802,943	—	—	44,802,943
Energy	68,102,159	—	—	68,102,159
Financials	158,277,506	—	—	158,277,506
Health Care	105,111,451	—	—	105,111,451
Industrials	84,428,546	—	—	84,428,546
Information Technology	51,390,577	—	—	51,390,577
Materials	26,046,174	—	—	26,046,174
Telecommunication Services	27,600,244	—	—	27,600,244
Utilities	15,630,490	—	—	15,630,490
Total Equity Securities	656,055,418	—	—	656,055,418
Other
Money Market Funds	5,951,774	—	—	5,951,774
Total Other	5,951,774	—	—	5,951,774
Total	662,007,192	—	—	662,007,192

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico 21st Century Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 23.9%
Automobiles 1.3%
Tesla Motors, Inc. (a)	414,479	$14,017,680
Hotels, Restaurants & Leisure 6.5%
Chipotle Mexican Grill, Inc. (a)	55,279	14,581,495
Dunkin’ Brands Group, Inc.	513,585	16,342,275
Wynn Resorts Ltd.	219,194	24,637,405
Yum! Brands, Inc.	246,348	16,525,024
Total		72,086,199
Internet & Catalog Retail 2.7%
Amazon.com, Inc. (a)	50,625	12,760,031
priceline.com, Inc. (a)	26,259	17,413,919
Total		30,173,950
Media 1.5%
Viacom, Inc., Class B	314,764	16,244,970
Multiline Retail 1.1%
Dollar Tree, Inc. (a)	291,830	12,180,984
Specialty Retail 9.0%
CarMax, Inc. (a)	283,434	10,277,317
Limited Brands, Inc.	284,071	14,814,303
Lowe’s Companies, Inc.	814,451	29,393,537
O’Reilly Automotive, Inc. (a)	117,141	11,020,625
Ross Stores, Inc.	248,373	14,137,391
Tractor Supply Co.	91,865	8,232,941
Ulta Salon Cosmetics & Fragrance, Inc.	111,769	11,208,195
Total		99,084,309
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	123,970	19,474,447
TOTAL CONSUMER DISCRETIONARY		263,262,539
CONSUMER STAPLES 3.0%
Beverages 2.7%
Brown-Forman Corp., Class B	108,745	7,631,724
Constellation Brands, Inc., Class A (a)	603,209	21,643,139
Total		29,274,863
Food Products 0.3%
WhiteWave Foods Co., Class A (a)	245,279	3,720,882
TOTAL CONSUMER STAPLES		32,995,745

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.5%
Energy Equipment & Services 4.5%
Halliburton Co.	543,873	$18,138,165
National Oilwell Varco, Inc.	460,724	31,467,449
Total		49,605,614
TOTAL ENERGY		49,605,614
FINANCIALS 11.4%
Commercial Banks 3.2%
City National Corp.	478,155	23,281,367
Columbia Banking System, Inc.	673,541	11,625,318
Total		34,906,685
Consumer Finance 3.3%
Capital One Financial Corp.	620,738	35,754,509
Diversified Financial Services 2.5%
Citigroup, Inc.	810,650	28,024,170
Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	352,472	26,410,727
TOTAL FINANCIALS		125,096,091
HEALTH CARE 11.7%
Biotechnology 8.3%
Alkermes PLC (a)	549,008	10,601,344
Biogen Idec, Inc. (a)	313,343	46,716,308
BioMarin Pharmaceutical, Inc. (a)	151,065	7,341,759
Gilead Sciences, Inc. (a)	285,329	21,399,675
Seattle Genetics, Inc. (a)	217,496	5,504,824
Total		91,563,910
Health Care Equipment & Supplies 3.4%
Intuitive Surgical, Inc. (a)	70,719	37,410,351
TOTAL HEALTH CARE		128,974,261
INDUSTRIALS 17.2%
Aerospace & Defense 5.1%
Precision Castparts Corp.	208,818	38,295,133
TransDigm Group, Inc.	127,981	17,407,976
Total		55,703,109
Machinery 3.0%
Cummins, Inc.	165,784	16,273,357

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Pentair Ltd.	349,248	$16,935,036
Total		33,208,393
Professional Services 3.5%
IHS, Inc., Class A (a)	175,172	16,140,348
Nielsen Holdings NV (a)	783,020	22,175,126
Total		38,315,474
Road & Rail 1.9%
Genesee & Wyoming, Inc., Class A (a)	287,907	21,002,816
Trading Companies & Distributors 3.7%
WESCO International, Inc. (a)	241,439	15,609,031
WW Grainger, Inc.	131,444	25,502,765
Total		41,111,796
TOTAL INDUSTRIALS		189,341,588
INFORMATION TECHNOLOGY 20.0%
Computers & Peripherals 5.3%
Apple, Inc.	86,149	50,421,287
Fusion-io, Inc. (a)	343,819	8,021,297
Total		58,442,584
Internet Software & Services 4.9%
Equinix, Inc. (a)	89,961	16,711,156
Google, Inc., Class A (a)	33,592	23,459,645
LinkedIn Corp., Class A (a)	126,300	13,658,082
Total		53,828,883

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 6.1%
Accenture PLC, Class A	449,298	$30,516,320
Mastercard, Inc., Class A	75,206	36,751,668
Total		67,267,988
Software 3.7%
Red Hat, Inc. (a)	427,513	21,119,142
VMware, Inc., Class A (a)	209,838	19,084,766
Total		40,203,908
TOTAL INFORMATION TECHNOLOGY		219,743,363
MATERIALS 5.6%
Chemicals 5.6%
LyondellBasell Industries NV, Class A	535,380	26,624,447
Monsanto Co.	385,539	35,311,517
Total		61,935,964
TOTAL MATERIALS		61,935,964
Total Common Stocks (Cost: $838,508,489)		$1,070,955,165

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	27,466,914	$27,466,914
Total Money Market Funds (Cost: $27,466,914)		$27,466,914
Total Investments (Cost: $865,975,403) (d)		$1,098,422,079(e)
Other Assets & Liabilities, Net		1,807,796
Net Assets		$1,100,229,875

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	616,039,719	(588,572,805)	27,466,914	44,236	27,466,914

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $865,975,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$243,002,000
Unrealized Depreciation	(10,555,000)
Net Unrealized Appreciation	$232,447,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	263,262,539	—	—	263,262,539
Consumer Staples	32,995,745	—	—	32,995,745
Energy	49,605,614	—	—	49,605,614
Financials	125,096,091	—	—	125,096,091
Health Care	128,974,261	—	—	128,974,261
Industrials	189,341,588	—	—	189,341,588
Information Technology	219,743,363	—	—	219,743,363
Materials	61,935,964	—	—	61,935,964
Total Equity Securities	1,070,955,165	—	—	1,070,955,165
Other
Money Market Funds	27,466,914	—	—	27,466,914
Total Other	27,466,914	—	—	27,466,914
Total	1,098,422,079	—	—	1,098,422,079

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.9%
CONSUMER DISCRETIONARY 25.7%
Automobiles 1.2%
Tesla Motors, Inc. (a)	601,312	$20,336,372
Hotels, Restaurants & Leisure 8.7%
Chipotle Mexican Grill, Inc. (a)	116,444	30,715,598
McDonald’s Corp.	251,424	21,883,945
Starbucks Corp.	654,329	33,940,045
Wynn Resorts Ltd.	521,113	58,573,101
Total		145,112,689
Multiline Retail 4.0%
Dollar General Corp. (a)	1,328,400	66,420,000
Specialty Retail 8.2%
Home Depot, Inc. (The)	812,711	52,883,105
Lowe’s Companies, Inc.	811,088	29,272,166
TJX Companies, Inc.	1,214,630	53,856,694
Total		136,011,965
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	609,171	59,381,989
TOTAL CONSUMER DISCRETIONARY		427,263,015
CONSUMER STAPLES 1.4%
Beverages 1.4%
Anheuser-Busch InBev NV, ADR	269,449	23,703,428
TOTAL CONSUMER STAPLES		23,703,428
ENERGY 3.6%
Oil, Gas & Consumable Fuels 3.6%
Kinder Morgan, Inc.	1,762,518	59,590,734
TOTAL ENERGY		59,590,734
FINANCIALS 11.3%
Commercial Banks 8.8%
U.S. Bancorp	1,905,626	61,475,495
Wells Fargo & Co.	2,549,945	84,173,684
Total		145,649,179
Insurance 2.5%
American International Group, Inc. (a)	1,273,616	42,194,898
TOTAL FINANCIALS		187,844,077

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 18.5%
Biotechnology 8.9%
Biogen Idec, Inc. (a)	497,694	$74,201,199
Gilead Sciences, Inc. (a)	998,323	74,874,225
Total		149,075,424
Health Care Equipment & Supplies 3.3%
Intuitive Surgical, Inc. (a)	103,631	54,820,799
Health Care Providers & Services 3.1%
Express Scripts Holding Co. (a)	966,994	52,072,627
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	1,612,688	52,622,009
TOTAL HEALTH CARE		308,590,859
INDUSTRIALS 6.4%
Aerospace & Defense 3.5%
Precision Castparts Corp.	318,520	58,413,383
Machinery 0.9%
Cummins, Inc.	152,721	14,991,093
Road & Rail 2.0%
Union Pacific Corp.	276,211	33,913,187
TOTAL INDUSTRIALS		107,317,663
INFORMATION TECHNOLOGY 24.7%
Communications Equipment 3.6%
QUALCOMM, Inc.	938,466	59,705,207
Computers & Peripherals 3.5%
Apple, Inc.	101,032	59,132,009
Internet Software & Services 9.3%
eBay, Inc. (a)	765,538	40,435,717
Equinix, Inc. (a)	205,888	38,245,755
Google, Inc., Class A (a)	107,922	75,369,487
Total		154,050,959
IT Services 6.9%
Accenture PLC, Class A	672,173	45,653,990
Visa, Inc., Class A	458,142	68,588,439
Total		114,242,429

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.4%
VMware, Inc., Class A (a)	264,000	$24,010,800
TOTAL INFORMATION TECHNOLOGY		411,141,404
MATERIALS 3.3%
Chemicals 3.3%
Monsanto Co.	599,429	54,901,702
TOTAL MATERIALS		54,901,702
Total Common Stocks (Cost: $1,262,027,261)		$1,580,352,882

	Shares	Value

Money Market Funds 8.2%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	136,049,438	$136,049,438
Total Money Market Funds (Cost: $136,049,438)		$136,049,438
Total Investments (Cost: $1,398,076,699) (d)		$1,716,402,320(e)
Other Assets & Liabilities, Net		(51,676,041)
Net Assets		$1,664,726,279

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	115,542,763	817,313,961	(796,807,286)	136,049,438	72,121	136,049,438

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,398,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$325,306,000
Unrealized Depreciation	(6,981,000)
Net Unrealized Appreciation	$318,325,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	427,263,015	—	—	427,263,015
Consumer Staples	23,703,428	—	—	23,703,428
Energy	59,590,734	—	—	59,590,734
Financials	187,844,077	—	—	187,844,077
Health Care	308,590,859	—	—	308,590,859
Industrials	107,317,663	—	—	107,317,663
Information Technology	411,141,404	—	—	411,141,404
Materials	54,901,702	—	—	54,901,702
Total Equity Securities	1,580,352,882	—	—	1,580,352,882
Other
Money Market Funds	136,049,438	—	—	136,049,438
Total Other	136,049,438	—	—	136,049,438
Total	1,716,402,320	—	—	1,716,402,320

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Global Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 87.2%
ARGENTINA 0.9%
MercadoLibre, Inc.	1,880	$135,266
BELGIUM 2.4%
Anheuser-Busch InBev NV	4,187	366,966
BRAZIL 1.2%
BR Malls Participacoes SA	14,000	179,848
FRANCE 2.0%
Hermes International	962	297,269
GERMANY 3.5%
Bayerische Motoren Werke AG	1,667	147,837
Kabel Deutschland Holding AG	5,278	381,656
Total		529,493
HONG KONG 2.8%
Wynn Macau Ltd. (a)	146,527	418,614
MEXICO 1.1%
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	11,599	169,461
PORTUGAL 1.8%
Jeronimo Martins SGPS SA	14,908	278,130
SPAIN 3.0%
Inditex SA	3,371	462,090
SWITZERLAND 7.6%
Nestlé SA, Registered Shares	7,947	520,110
Roche Holding AG, Genusschein Shares	3,175	624,927
Total		1,145,037
UNITED KINGDOM 6.1%
British Sky Broadcasting Group PLC	29,002	352,674
Rolls-Royce Holdings PLC	40,368	575,936
Total		928,610
UNITED STATES 54.8%
Accenture PLC, Class A	5,326	361,742
Apple, Inc.	957	560,113
AutoZone, Inc. (a)	687	263,650
Biogen Idec, Inc. (a)	2,898	432,063

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Bristol-Myers Squibb Co.	6,618	$215,945
Chipotle Mexican Grill, Inc. (a)	419	110,524
Citigroup, Inc.	5,764	199,261
Comcast Corp., Class A	7,176	266,804
eBay, Inc. (a)	5,315	280,738
Gilead Sciences, Inc. (a)	5,625	421,875
Google, Inc., Class A (a)	637	444,862
Home Depot, Inc. (The)	6,320	411,242
Intuitive Surgical, Inc. (a)	787	416,323
lululemon athletica, Inc. (a)	2,901	208,234
LyondellBasell Industries NV, Class A	5,946	295,695
Nike, Inc., Class B	2,678	261,051
Pentair Ltd.	5,875	284,879
Perrigo Co.	2,167	224,284
Precision Castparts Corp.	2,108	386,586
Pricesmart, Inc.	3,734	289,460
Restoration Hardware Holdings, Inc. (a)	2,561	94,501
Schlumberger Ltd.	4,072	291,637
Starbucks Corp.	5,654	293,273
Starwood Hotels & Resorts Worldwide, Inc.	4,078	220,049
Tesla Motors, Inc. (a)	2,142	72,442
TJX Companies, Inc.	9,842	436,394
Wells Fargo & Co.	10,988	362,714
WW Grainger, Inc.	1,097	212,840
Total		8,319,181
Total Common Stocks (Cost: $11,713,319)		$13,229,965

Preferred Stocks —%
UNITED KINGDOM —%
Rolls-Royce Holdings PLC, Class C (a)	2,079,056	$3,331
Total Preferred Stocks (Cost: $3,401)		$3,331

	Shares	Value

Money Market Funds 12.8%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	1,943,178	$1,943,178
Total Money Market Funds (Cost: $1,943,178)		$1,943,178
Total Investments (Cost: $13,659,898) (d)		$15,176,474(e)
Other Assets & Liabilities, Net		(375,282)
Net Assets		$14,801,192

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	162,080	11,222,689	(9,441,591)	—	1,943,178	—	1,325	1,943,178

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $13,660,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,562,000
Unrealized Depreciation	(45,000)
Net Unrealized Appreciation	$1,517,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:  (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,638,163	2,060,140	—	4,698,303
Consumer Staples	289,460	1,165,205	—	1,454,665
Energy	291,637	—	—	291,637
Financials	911,285	—	—	911,285
Health Care	1,710,491	624,927	—	2,335,418
Industrials	884,305	575,936	—	1,460,241
Information Technology	1,782,721	—	—	1,782,721
Materials	295,695	—	—	295,695
Preferred Stocks
Industrials	—	3,331	—	3,331
Total Equity Securities	8,803,757	4,429,539	—	13,233,296
Other
Money Market Funds	1,943,178	—	—	1,943,178
Total Other	1,943,178	—	—	1,943,178
Total	10,746,935	4,429,539	—	15,176,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 36.1%
Hotels, Restaurants & Leisure 10.0%
Chipotle Mexican Grill, Inc. (a)	77,091	$20,335,064
McDonald’s Corp.	259,422	22,580,091
Starbucks Corp.	657,359	34,097,211
Starwood Hotels & Resorts Worldwide, Inc.	1,158,984	62,538,777
Wynn Resorts Ltd.	526,499	59,178,488
Yum! Brands, Inc.	297,653	19,966,563
Total		218,696,194
Internet & Catalog Retail 3.1%
Amazon.com, Inc. (a)	87,095	21,952,295
priceline.com, Inc. (a)	68,969	45,737,482
Total		67,689,777
Media 5.6%
CBS Corp., Class B Non Voting	1,947,462	70,069,683
Comcast Corp., Class A	553,631	20,584,000
Liberty Global, Inc., Class A (a)	583,127	32,678,437
Total		123,332,120
Multiline Retail 1.0%
Dollar General Corp. (a)	438,494	21,924,700
Specialty Retail 13.1%
AutoZone, Inc. (a)	116,399	44,670,444
Dick’s Sporting Goods, Inc.	528,264	27,739,142
GNC Holdings, Inc., Class A	466,908	16,402,478
Home Depot, Inc. (The)	726,695	47,286,044
Limited Brands, Inc.	468,186	24,415,900
Lowe’s Companies, Inc.	1,065,170	38,441,985
O’Reilly Automotive, Inc. (a)	249,024	23,428,178
TJX Companies, Inc.	1,448,761	64,238,063
Total		286,622,234
Textiles, Apparel & Luxury Goods 3.3%
lululemon athletica, Inc. (a)	501,639	36,007,648
Nike, Inc., Class B	370,138	36,081,052
Total		72,088,700
TOTAL CONSUMER DISCRETIONARY		790,353,725
CONSUMER STAPLES 1.5%
Beverages 0.7%
Anheuser-Busch InBev NV, ADR	181,704	15,984,501

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	276,898	$16,129,309
TOTAL CONSUMER STAPLES		32,113,810
ENERGY 6.6%
Energy Equipment & Services 5.6%
National Oilwell Varco, Inc.	958,073	65,436,386
Schlumberger Ltd.	800,092	57,302,589
Total		122,738,975
Oil, Gas & Consumable Fuels 1.0%
Kinder Morgan, Inc.	659,030	22,281,804
TOTAL ENERGY		145,020,779
FINANCIALS 8.0%
Commercial Banks 6.0%
U.S. Bancorp	1,702,340	54,917,488
Wells Fargo & Co.	2,329,757	76,905,279
Total		131,822,767
Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	580,067	43,464,420
TOTAL FINANCIALS		175,287,187
HEALTH CARE 11.8%
Biotechnology 6.3%
Biogen Idec, Inc. (a)	468,790	69,891,901
Gilead Sciences, Inc. (a)	893,898	67,042,350
Total		136,934,251
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc. (a)	54,061	28,598,269
Health Care Providers & Services 2.1%
Express Scripts Holding Co. (a)	862,553	46,448,479
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	998,366	32,576,683
Perrigo Co.	128,069	13,255,141
Total		45,831,824
TOTAL HEALTH CARE		257,812,823

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.5%
Aerospace & Defense 2.6%
Precision Castparts Corp.	304,546	$55,850,691
Industrial Conglomerates 1.1%
Danaher Corp.	429,383	23,173,800
Machinery 2.6%
Cummins, Inc.	226,325	22,216,062
Pentair Ltd.	737,600	35,766,224
Total		57,982,286
Road & Rail 1.3%
Union Pacific Corp.	226,938	27,863,448
Trading Companies & Distributors 1.9%
WW Grainger, Inc.	218,077	42,311,300
TOTAL INDUSTRIALS		207,181,525
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 3.6%
QUALCOMM, Inc.	1,225,115	77,941,816
Computers & Peripherals 3.8%
Apple, Inc.	144,052	84,310,755
Internet Software & Services 5.2%
eBay, Inc. (a)	840,331	44,386,283
Equinix, Inc. (a)	168,871	31,369,477
Google, Inc., Class A (a)	31,491	21,992,370
LinkedIn Corp., Class A (a)	143,927	15,564,266
Total		113,312,396
IT Services 3.9%
Accenture PLC, Class A	263,848	17,920,556

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	457,341	$68,468,521
Total		86,389,077
Software 1.5%
VMware, Inc., Class A (a)	353,083	32,112,899
TOTAL INFORMATION TECHNOLOGY		394,066,943
MATERIALS 5.2%
Chemicals 5.2%
LyondellBasell Industries NV, Class A	1,084,438	53,929,102
Monsanto Co.	644,279	59,009,513
Total		112,938,615
TOTAL MATERIALS		112,938,615
Total Common Stocks (Cost: $1,642,271,068)		$2,114,775,407

Preferred Stocks 0.9%
FINANCIALS 0.9%
Commercial Banks 0.9%
Wells Fargo & Co., 8.000%	687,425	$20,279,037
TOTAL FINANCIALS		20,279,037
Total Preferred Stocks (Cost: $13,207,874)		$20,279,037

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	82,559,200	$82,559,200
Total Money Market Funds (Cost: $82,559,200)		$82,559,200
Total Investments (Cost: $1,738,038,142) (d)		$2,217,613,644(e)
Other Assets & Liabilities, Net		(29,826,694)
Net Assets		$2,187,786,950

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,906,157	1,638,900,875	(1,600,247,832)	82,559,200	143,799	82,559,200

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,738,038,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$497,716,000
Unrealized Depreciation	(18,140,000)
Net Unrealized Appreciation	$479,576,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	790,353,725	—	—	790,353,725
Consumer Staples	32,113,810	—	—	32,113,810
Energy	145,020,779	—	—	145,020,779
Financials	175,287,187	—	—	175,287,187
Health Care	257,812,823	—	—	257,812,823
Industrials	207,181,525	—	—	207,181,525
Information Technology	394,066,943	—	—	394,066,943
Materials	112,938,615	—	—	112,938,615
Preferred Stocks
Financials	20,279,037	—	—	20,279,037
Total Equity Securities	2,135,054,444	—	—	2,135,054,444
Other
Money Market Funds	82,559,200	—	—	82,559,200
Total Other	82,559,200	—	—	82,559,200
Total	2,217,613,644	—	—	2,217,613,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
ARGENTINA 1.1%
MercadoLibre, Inc.	57,863	$4,163,243
BELGIUM 2.6%
Anheuser-Busch InBev NV	112,724	9,879,595
BRAZIL 1.6%
BR Malls Participacoes SA	457,200	5,873,334
CANADA 2.4%
Canadian National Railway Co.	64,288	5,774,991
IMAX Corp. (a)	150,730	3,263,305
Total		9,038,296
CHINA 3.9%
Baidu, Inc., ADR (a)	60,190	5,796,899
China Unicom Hong Kong Ltd.	2,591,000	4,024,974
CNOOC Ltd.	2,351,300	5,021,629
Total		14,843,502
DENMARK 1.1%
Novo Nordisk A/S, Class B	25,843	4,104,209
FRANCE 5.0%
BNP Paribas SA	96,173	5,371,469
Pernod-Ricard SA	35,910	4,065,944
Schneider Electric SA	75,395	5,298,894
Unibail-Rodamco SE	17,412	4,086,324
Total		18,822,631
GERMANY 6.0%
Adidas AG	69,113	6,078,021
Bayerische Motoren Werke AG	102,735	9,111,008
Kabel Deutschland Holding AG	107,978	7,807,957
Total		22,996,986
HONG KONG 3.9%
AIA Group Ltd.	2,334,600	9,079,201
Hang Lung Properties Ltd.	1,574,000	5,765,509
Total		14,844,710
ISRAEL 2.5%
Check Point Software Technologies Ltd. (a)	206,207	9,520,577
JAPAN 12.9%
Canon, Inc.	164,500	5,819,752

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Dena Co., Ltd.	70,300	$2,575,599
FANUC CORP.	52,700	8,922,852
Honda Motor Co., Ltd.	211,000	7,032,912
Hoya Corp.	293,200	5,640,725
Komatsu Ltd.	128,200	2,890,565
Marubeni Corp.	589,000	3,896,771
Rakuten, Inc.	1,018,400	8,585,854
Sumitomo Realty & Development Co., Ltd.	140,000	3,828,803
Total		49,193,833
MEXICO 1.9%
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	505,719	7,388,555
NETHERLANDS 2.5%
ASML Holding NV	60,828	3,800,468
Ziggo NV	184,802	5,787,493
Total		9,587,961
NORWAY 1.3%
Seadrill Ltd.	129,293	4,975,924
PORTUGAL 0.5%
Jeronimo Martins SGPS SA	107,993	2,014,761
RUSSIAN FEDERATION 1.6%
Yandex NV, Class A (a)	284,276	6,202,902
SOUTH KOREA 2.6%
Samsung Electronics Co., Ltd.	7,491	9,737,344
SPAIN 1.1%
Inditex SA	31,303	4,290,954
SWEDEN 2.5%
Elekta AB, Class B	267,176	3,861,058
Millicom International Cellular SA, SDR	67,213	5,768,316
Total		9,629,374
SWITZERLAND 7.8%
Nestlé SA, Registered Shares	153,102	10,020,110
Roche Holding AG, Genusschein Shares	49,498	9,742,565
Swatch Group AG (The)	9,160	4,424,319

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
UBS AG, Registered Shares	348,597	$5,454,469
Total		29,641,463
TAIWAN 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	260,941	4,506,451
UNITED KINGDOM 22.6%
ARM Holdings PLC	470,810	5,838,348
Barclays PLC	1,257,164	4,954,849
British Sky Broadcasting Group PLC	789,110	9,595,833
Diageo PLC	313,277	9,320,598
Intercontinental Hotels Group PLC	230,482	6,159,372
Next PLC	71,347	4,184,840
Rolls-Royce Holdings PLC	443,126	6,322,146
Shire PLC	238,192	6,892,048
Standard Chartered PLC	446,136	10,400,007
Telecity Group PLC	282,877	3,884,023
Tullow Oil PLC	390,580	8,616,826
Whitbread PLC	158,469	6,090,851

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Xstrata PLC	236,214	$3,913,178
Total		86,172,919
UNITED STATES 10.1%
Accenture PLC, Class A	85,279	5,792,150
LyondellBasell Industries NV, Class A	206,740	10,281,180
Perrigo Co.	76,286	7,895,601
Seagate Technology PLC	277,642	6,968,814
Wynn Resorts Ltd.	68,126	7,657,363
Total		38,595,108
Total Common Stocks (Cost: $308,410,265)		$376,024,632

Preferred Stocks —%
UNITED KINGDOM —%
Rolls-Royce Holdings PLC, Class C	36,520,964	$58,512
Total Preferred Stocks (Cost: $40,467)		$58,512
Total Investments (b)
(Cost: $308,450,732) (c)		$376,083,144(d)
Other Assets & Liabilities, Net		4,911,419
Net Assets		$380,994,563

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,488,856	160,782,601	(171,271,457)	—	—	10,589	—

(c)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $308,451,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$75,627,000
Unrealized Depreciation	(7,995,000)
Net Unrealized Appreciation	$67,632,000

(d)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	10,920,667	73,361,921	—	84,282,588
Consumer Staples	—	35,301,008	—	35,301,008
Energy	—	18,614,379	—	18,614,379
Financials	13,261,889	48,940,631	—	62,202,520
Health Care	7,895,601	24,599,880	—	32,495,481
Industrials	5,774,991	27,331,228	—	33,106,219
Information Technology	42,951,036	37,296,260	—	80,247,296
Materials	10,281,180	3,913,178	—	14,194,358
Telecommunication Services	—	15,580,783	—	15,580,783
Preferred Stocks
Industrials	—	58,512	—	58,512
Total Equity Securities	91,085,364	284,997,780	—	376,083,144
Total	91,085,364	284,997,780	—	376,083,144

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.2%
Gentex Corp.	274,832	$4,878,268
Automobiles 0.1%
Thor Industries, Inc.	83,468	3,150,082
Distributors 0.5%
LKQ Corp. (a)	563,256	12,346,572
Diversified Consumer Services 0.8%
DeVry, Inc.	109,860	2,864,050
ITT Educational Services, Inc. (a)	29,702	538,497
Matthews International Corp., Class A	53,124	1,607,001
Regis Corp.	109,137	1,797,487
Service Corp. International	408,529	5,690,809
Sotheby’s	128,829	3,718,005
Strayer Education, Inc.	22,573	1,181,245
Total		17,397,094
Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc. (a)	78,777	3,555,994
Bob Evans Farms, Inc.	53,379	2,011,855
Brinker International, Inc.	140,538	4,209,113
Cheesecake Factory, Inc. (The)	94,919	3,245,281
International Speedway Corp., Class A	48,533	1,302,140
Life Time Fitness, Inc. (a)	76,085	3,580,560
Panera Bread Co., Class A (a)	53,534	8,592,207
Scientific Games Corp., Class A (a)	100,252	835,099
Wendy’s Co. (The)	534,831	2,492,312
WMS Industries, Inc. (a)	103,518	1,749,454
Total		31,574,015
Household Durables 2.1%
Jarden Corp.	142,711	7,550,839
KB Home	145,476	2,089,036
MDC Holdings, Inc.	72,991	2,572,203
Mohawk Industries, Inc. (a)	110,180	9,474,378
NVR, Inc. (a)	8,698	7,826,808
Tempur-Pedic International, Inc. (a)	113,202	3,016,833
Toll Brothers, Inc. (a)	284,592	9,061,409
Tupperware Brands Corp.	105,917	6,868,718
Total		48,460,224
Internet & Catalog Retail 0.2%
HSN, Inc.	70,888	3,749,266

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	121,091	$10,269,728
Media 1.2%
AMC Networks, Inc., Class A (a)	109,045	5,753,214
Cinemark Holdings, Inc.	194,363	5,286,673
DreamWorks Animation SKG, Inc., Class A (a)	136,238	2,333,757
John Wiley & Sons, Inc., Class A	89,046	3,802,264
Lamar Advertising Co., Class A (a)	104,714	4,112,119
Meredith Corp.	68,504	2,135,955
New York Times Co. (The), Class A (a)	231,144	1,874,578
Scholastic Corp.	49,772	1,396,602
Valassis Communications, Inc. (a)	75,614	1,964,452
Total		28,659,614
Multiline Retail 0.1%
Saks, Inc. (a)	194,505	2,042,302
Specialty Retail 4.2%
Aaron’s, Inc.	134,020	3,846,374
Advance Auto Parts, Inc.	139,403	10,197,330
Aeropostale, Inc. (a)	154,495	2,133,576
American Eagle Outfitters, Inc.	340,110	7,210,332
ANN, Inc. (a)	89,967	3,018,393
Ascena Retail Group, Inc. (a)	234,163	4,706,676
Barnes & Noble, Inc. (a)	71,808	1,030,445
Cabela’s, Inc. (a)	88,120	4,209,492
Chico’s FAS, Inc.	315,582	5,885,604
Dick’s Sporting Goods, Inc.	184,648	9,695,867
Foot Locker, Inc.	287,100	10,289,664
Guess?, Inc.	116,553	3,015,226
Office Depot, Inc. (a)	542,114	1,821,503
Rent-A-Center, Inc.	112,236	3,901,323
Signet Jewelers Ltd.	153,786	8,265,998
Tractor Supply Co.	134,768	12,077,908
Williams-Sonoma, Inc.	164,662	7,452,602
Total		98,758,313
Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc. (a)	96,440	5,115,177
Deckers Outdoor Corp. (a)	70,437	2,697,033
Hanesbrands, Inc. (a)	185,551	6,698,391
PVH Corp.	134,118	15,368,582
Under Armour, Inc., Class A (a)	146,959	7,616,885

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Warnaco Group, Inc. (The) (a)	77,701	$5,585,925
Total		43,081,993
TOTAL CONSUMER DISCRETIONARY		304,367,471
CONSUMER STAPLES 3.5%
Food & Staples Retailing 0.2%
Harris Teeter Supermarkets, Inc.	93,716	3,560,271
SUPERVALU, Inc.	406,233	966,835
Total		4,527,106
Food Products 2.2%
Flowers Foods, Inc.	218,847	5,151,658
Green Mountain Coffee Roasters, Inc. (a)	245,406	8,999,038
Hillshire Brands Co.	225,837	6,289,561
Ingredion, Inc.	144,834	9,406,968
Lancaster Colony Corp.	36,831	2,789,580
Post Holdings, Inc. (a)	62,160	2,140,791
Ralcorp Holdings, Inc. (a)	104,622	9,326,005
Smithfield Foods, Inc. (a)	255,755	5,721,239
Tootsie Roll Industries, Inc.	39,152	1,064,151
Total		50,888,991
Household Products 1.0%
Church & Dwight Co., Inc.	264,667	14,331,718
Energizer Holdings, Inc.	122,449	9,766,532
Total		24,098,250
Tobacco 0.1%
Universal Corp.	44,424	2,216,758
TOTAL CONSUMER STAPLES		81,731,105
ENERGY 5.6%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. (a)	108,108	4,972,968
CARBO Ceramics, Inc.	37,302	2,856,214
Dresser-Rand Group, Inc. (a)	143,847	7,596,560
Dril-Quip, Inc. (a)	69,161	4,866,859
Helix Energy Solutions Group, Inc. (a)	186,051	3,257,753
Oceaneering International, Inc.	205,134	10,806,459
Oil States International, Inc. (a)	104,067	7,359,618
Patterson-UTI Energy, Inc.	288,514	5,124,009
Superior Energy Services, Inc. (a)	298,744	6,067,491
Tidewater, Inc.	94,723	4,249,274
Unit Corp. (a)	82,211	3,692,918
Total		60,850,123

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.0%
Alpha Natural Resources, Inc. (a)	418,200	$3,128,136
Arch Coal, Inc.	403,541	2,711,796
Bill Barrett Corp. (a)	91,596	1,591,938
Cimarex Energy Co.	163,470	9,827,816
Energen Corp.	137,121	6,105,998
Forest Oil Corp. (a)	224,750	1,431,658
HollyFrontier Corp.	386,973	17,541,486
Northern Oil and Gas, Inc. (a)	112,477	1,765,889
Plains Exploration & Production Co. (a)	245,240	8,755,068
Quicksilver Resources, Inc. (a)	226,895	719,257
Rosetta Resources, Inc. (a)	100,539	4,518,223
SM Energy Co.	123,859	6,154,554
World Fuel Services Corp.	136,998	5,336,072
Total		69,587,891
TOTAL ENERGY		130,438,014
FINANCIALS 20.7%
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	97,617	12,579,903
Apollo Investment Corp.	385,712	3,131,981
Eaton Vance Corp.	218,986	6,981,274
Greenhill & Co., Inc.	50,866	2,417,152
Janus Capital Group, Inc.	356,128	2,920,250
Jefferies Group, Inc.	243,534	4,130,337
Raymond James Financial, Inc.	212,531	8,023,045
SEI Investments Co.	257,358	5,664,449
Waddell & Reed Financial, Inc., Class A	163,155	5,300,906
Total		51,149,297
Commercial Banks 3.7%
Associated Banc-Corp.	326,304	4,193,006
BancorpSouth, Inc.	157,987	2,090,168
Bank of Hawaii Corp.	85,918	3,734,856
Cathay General Bancorp	139,188	2,491,465
City National Corp.	89,620	4,363,598
Commerce Bancshares, Inc.	148,683	5,319,883
Cullen/Frost Bankers, Inc.	116,734	6,374,844
East West Bancorp, Inc.	269,838	5,707,074
First Niagara Financial Group, Inc.	670,398	5,054,801
FirstMerit Corp.	208,438	2,934,807
Fulton Financial Corp.	380,956	3,706,702
Hancock Holding Co.	161,172	5,064,024
International Bancshares Corp.	103,524	1,873,784
Prosperity Bancshares, Inc.	83,113	3,418,438
Signature Bank (a)	89,089	6,250,484

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
SVB Financial Group (a)	84,427	$4,662,059
Synovus Financial Corp.	1,495,346	3,543,970
TCF Financial Corp.	309,757	3,679,913
Trustmark Corp.	123,150	2,736,393
Valley National Bancorp	375,350	3,580,839
Webster Financial Corp.	137,003	2,852,402
Westamerica Bancorporation	52,403	2,230,272
Total		85,863,782
Diversified Financial Services 0.5%
CBOE Holdings, Inc.	165,911	4,974,012
MSCI, Inc. (a)	231,544	6,714,776
Total		11,688,788
Insurance 4.4%
Alleghany Corp. (a)	32,187	11,297,637
American Financial Group, Inc.	149,897	5,943,416
Arthur J Gallagher & Co.	229,987	8,399,125
Aspen Insurance Holdings Ltd.	135,656	4,246,033
Brown & Brown, Inc.	223,357	5,994,902
Everest Re Group Ltd.	98,518	10,686,247
Fidelity National Financial, Inc., Class A	400,719	9,701,407
First American Financial Corp.	202,199	4,812,336
Hanover Insurance Group, Inc. (The)	85,207	3,114,316
HCC Insurance Holdings, Inc.	191,439	7,060,270
Kemper Corp.	103,720	3,071,149
Mercury General Corp.	68,898	2,867,535
Old Republic International Corp.	458,693	4,811,690
Protective Life Corp.	152,180	4,131,687
Reinsurance Group of America, Inc.	140,134	7,174,861
StanCorp Financial Group, Inc.	83,880	2,852,759
WR Berkley Corp.	211,173	8,394,127
Total		104,559,497
Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	119,340	8,105,573
American Campus Communities, Inc.	195,695	8,571,441
BioMed Realty Trust, Inc.	293,120	5,648,422
BRE Properties, Inc.	146,003	7,103,046
Camden Property Trust	158,904	10,439,993
Corporate Office Properties Trust	151,289	3,733,812
Duke Realty Corp.	512,712	6,921,612
Equity One, Inc.	117,011	2,418,617
Essex Property Trust, Inc.	69,226	9,725,561
Federal Realty Investment Trust	121,882	12,680,603
Highwoods Properties, Inc.	144,617	4,662,452
Home Properties, Inc.	94,856	5,586,070

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust	234,903	$5,332,298
Liberty Property Trust	223,463	7,783,216
Macerich Co. (The)	253,076	14,298,794
Mack-Cali Realty Corp.	158,607	4,009,585
National Retail Properties, Inc.	205,678	6,318,428
Omega Healthcare Investors, Inc.	206,600	4,735,272
Potlatch Corp.	76,688	2,986,998
Rayonier, Inc.	233,388	11,632,058
Realty Income Corp.	253,688	10,320,028
Regency Centers Corp.	170,983	8,010,553
Senior Housing Properties Trust	335,493	7,498,269
SL Green Realty Corp.	171,388	12,919,227
Taubman Centers, Inc.	117,293	9,086,689
UDR, Inc.	475,660	10,944,937
Weingarten Realty Investors	212,081	5,764,362
Total		207,237,916
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc. (a)	80,613	2,407,104
Jones Lang LaSalle, Inc.	83,726	6,866,369
Total		9,273,473
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	155,294	1,448,893
New York Community Bancorp, Inc.	834,799	10,860,735
Washington Federal, Inc.	202,454	3,253,436
Total		15,563,064
TOTAL FINANCIALS		485,335,817
HEALTH CARE 9.5%
Biotechnology 2.0%
Regeneron Pharmaceuticals, Inc. (a)	142,420	25,144,251
United Therapeutics Corp. (a)	91,440	4,805,172
Vertex Pharmaceuticals, Inc. (a)	410,267	16,324,524
Total		46,273,947
Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The)	91,049	8,644,192
Hill-Rom Holdings, Inc.	118,198	3,304,816
Hologic, Inc. (a)	503,207	9,601,190
IDEXX Laboratories, Inc. (a)	104,630	9,779,766
Masimo Corp.	98,888	2,048,959
ResMed, Inc.	270,020	11,095,122
STERIS Corp.	110,438	3,773,667
Teleflex, Inc.	77,690	5,376,148
Thoratec Corp. (a)	111,827	4,159,964
Total		57,783,824

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.2%
AMERIGROUP Corp. (a)	92,744	$8,515,754
Community Health Systems, Inc. (a)	172,928	5,094,459
Health Management Associates, Inc., Class A (a)	487,352	3,874,448
Health Net, Inc. (a)	154,912	3,648,178
Henry Schein, Inc. (a)	168,301	13,593,672
HMS Holdings Corp. (a)	164,136	3,803,031
LifePoint Hospitals, Inc. (a)	92,932	3,343,693
Mednax, Inc. (a)	94,518	7,466,922
Omnicare, Inc.	212,064	7,685,199
Owens & Minor, Inc.	120,726	3,305,478
Universal Health Services, Inc., Class B	167,632	7,555,174
VCA Antech, Inc. (a)	166,839	3,466,915
WellCare Health Plans, Inc. (a)	81,929	3,954,713
Total		75,307,636
Health Care Technology 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	325,640	3,621,117
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	38,197	3,991,204
Charles River Laboratories International, Inc. (a)	92,642	3,554,674
Covance, Inc. (a)	104,727	5,970,486
Mettler-Toledo International, Inc. (a)	58,983	11,035,129
Techne Corp.	65,814	4,666,213
Total		29,217,706
Pharmaceuticals 0.5%
Endo Health Solutions, Inc. (a)	222,221	6,368,854
Medicis Pharmaceutical Corp., Class A	113,601	4,913,243
Total		11,282,097
TOTAL HEALTH CARE		223,486,327
INDUSTRIALS 16.0%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	62,099	3,725,940
B/E Aerospace, Inc. (a)	197,654	9,360,894
Esterline Technologies Corp. (a)	58,664	3,586,717
Exelis, Inc.	355,151	4,013,206
Huntington Ingalls Industries, Inc.	94,124	3,844,965
Triumph Group, Inc.	94,913	6,227,242
Total		30,758,964

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	197,232	$2,784,916
Airlines 0.3%
Alaska Air Group, Inc. (a)	134,017	5,729,227
JetBlue Airways Corp. (a)	432,321	2,222,130
Total		7,951,357
Building Products 0.6%
Fortune Brands Home & Security, Inc. (a)	305,502	9,162,005
Lennox International, Inc.	88,264	4,641,804
Total		13,803,809
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	90,754	2,492,105
Clean Harbors, Inc. (a)	100,378	5,749,652
Copart, Inc. (a)	205,492	6,207,913
Corrections Corp. of America	190,198	6,447,712
Deluxe Corp.	96,109	2,767,939
Herman Miller, Inc.	110,820	2,340,519
HNI Corp.	86,176	2,566,321
Mine Safety Appliances Co.	59,031	2,283,319
Rollins, Inc.	124,962	2,845,385
Waste Connections, Inc.	234,223	7,710,621
Total		41,411,486
Construction & Engineering 1.1%
AECOM Technology Corp. (a)	214,969	4,856,150
Granite Construction, Inc.	67,700	2,071,620
KBR, Inc.	280,075	7,786,085
Shaw Group, Inc. (The) (a)	125,466	5,637,187
URS Corp.	146,111	5,505,462
Total		25,856,504
Electrical Equipment 1.7%
Acuity Brands, Inc.	80,511	5,325,803
AMETEK, Inc.	461,081	17,212,154
General Cable Corp. (a)	94,619	2,716,511
Hubbell, Inc., Class B	101,546	8,555,250
Regal-Beloit Corp.	79,228	5,526,153
Total		39,335,871
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	118,989	6,743,106
Machinery 5.1%
AGCO Corp. (a)	184,827	8,529,766
CLARCOR, Inc.	95,286	4,419,365

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Crane Co.	91,588	$3,886,995
Donaldson Co., Inc.	260,457	8,746,146
Gardner Denver, Inc.	93,102	6,503,175
Graco, Inc.	115,048	5,684,522
Harsco Corp.	153,199	3,086,960
IDEX Corp.	158,520	7,125,474
ITT Corp.	175,660	3,929,514
Kennametal, Inc.	152,290	5,805,295
Lincoln Electric Holdings, Inc.	158,794	7,544,303
Nordson Corp.	107,243	6,562,199
Oshkosh Corp. (a)	174,232	5,113,709
SPX Corp.	96,442	6,569,629
Terex Corp. (a)	210,070	5,081,593
Timken Co.	153,577	6,918,644
Trinity Industries, Inc.	150,189	4,771,504
Valmont Industries, Inc.	44,499	6,214,730
Wabtec Corp.	91,043	7,704,059
Woodward, Inc.	114,979	4,204,782
Total		118,402,364
Marine 0.3%
Kirby Corp. (a)	106,208	6,147,319
Matson, Inc.	80,613	1,854,099
Total		8,001,418
Professional Services 0.7%
Corporate Executive Board Co. (The)	63,749	2,728,457
FTI Consulting, Inc. (a)	79,941	2,470,976
Manpower, Inc.	150,813	5,797,252
Towers Watson & Co.	108,760	5,751,229
Total		16,747,914
Road & Rail 1.8%
Con-way, Inc.	106,343	2,987,175
Genesee & Wyoming, Inc., Class A (a)	82,420	6,012,539
JB Hunt Transport Services, Inc.	172,074	10,229,799
Kansas City Southern	209,140	16,344,291
Landstar System, Inc.	88,684	4,484,750
Werner Enterprises, Inc.	84,520	1,833,239
Total		41,891,793
Trading Companies & Distributors 0.9%
GATX Corp.	89,161	3,756,353
MSC Industrial Direct Co., Inc., Class A	88,256	6,412,681
United Rentals, Inc. (a)	176,232	7,318,915

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Watsco, Inc.	56,371	$4,041,237
Total		21,529,186
TOTAL INDUSTRIALS		375,218,688
INFORMATION TECHNOLOGY 14.6%
Communications Equipment 1.0%
ADTRAN, Inc.	120,283	2,362,358
Ciena Corp. (a)	190,492	2,834,521
InterDigital, Inc.	81,160	3,463,909
Plantronics, Inc.	80,383	2,703,280
Polycom, Inc. (a)	336,180	3,516,443
Riverbed Technology, Inc. (a)	293,284	5,249,783
Tellabs, Inc.	656,480	2,337,069
Total		22,467,363
Computers & Peripherals 0.7%
Diebold, Inc.	120,171	3,594,315
Lexmark International, Inc., Class A	122,770	2,986,994
NCR Corp. (a)	302,462	7,237,916
QLogic Corp. (a)	179,211	1,698,920
Total		15,518,145
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (a)	206,842	7,706,933
Avnet, Inc. (a)	268,699	7,870,194
Ingram Micro, Inc., Class A (a)	285,322	4,622,216
Itron, Inc. (a)	75,127	3,290,562
National Instruments Corp.	178,866	4,350,021
Tech Data Corp. (a)	71,775	3,170,302
Trimble Navigation Ltd. (a)	238,953	13,295,345
Vishay Intertechnology, Inc. (a)	250,584	2,430,665
Total		46,736,238
Internet Software & Services 1.7%
AOL, Inc.	159,151	5,971,346
Equinix, Inc. (a)	91,604	17,016,359
Monster Worldwide, Inc. (a)	224,850	1,223,184
Rackspace Hosting, Inc. (a)	206,225	14,254,272
ValueClick, Inc. (a)	134,189	2,532,146
Total		40,997,307
IT Services 3.2%
Acxiom Corp. (a)	142,636	2,523,231
Alliance Data Systems Corp. (a)	94,877	13,519,024
Broadridge Financial Solutions, Inc.	237,453	5,606,265
Convergys Corp.	213,752	3,336,669
CoreLogic, Inc. (a)	185,336	4,789,082

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
DST Systems, Inc.	58,296	$3,360,181
Gartner, Inc. (a)	177,607	8,503,823
Global Payments, Inc.	149,995	6,586,280
Jack Henry & Associates, Inc.	163,780	6,366,129
Lender Processing Services, Inc.	161,012	4,001,148
Mantech International Corp., Class A	44,939	1,122,576
NeuStar, Inc., Class A (a)	126,253	5,075,371
VeriFone Systems, Inc. (a)	204,959	6,228,704
Wex, Inc. (a)	73,511	5,289,852
Total		76,308,335
Office Electronics 0.2%
Zebra Technologies Corp., Class A (a)	98,254	3,826,993
Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp. (a)	836,723	4,677,281
Cree, Inc. (a)	220,436	7,122,287
Cypress Semiconductor Corp.	259,826	2,637,234
Fairchild Semiconductor International, Inc. (a)	240,753	3,211,645
Integrated Device Technology, Inc. (a)	272,725	1,709,986
International Rectifier Corp. (a)	131,798	2,251,110
Intersil Corp., Class A	242,555	1,729,417
MEMC Electronic Materials, Inc. (a)	439,005	1,286,285
RF Micro Devices, Inc. (a)	526,052	2,272,545
Semtech Corp. (a)	125,354	3,428,432
Silicon Laboratories, Inc. (a)	73,052	3,055,035
Skyworks Solutions, Inc. (a)	362,804	8,217,510
Total		41,598,767
Software 4.0%
ACI Worldwide, Inc. (a)	74,553	3,213,980
Advent Software, Inc. (a)	60,669	1,350,492
ANSYS, Inc. (a)	175,535	11,643,237
Cadence Design Systems, Inc. (a)	522,596	6,652,647
Compuware Corp. (a)	409,795	3,831,583
Concur Technologies, Inc. (a)	85,715	5,632,333
Factset Research Systems, Inc.	77,781	7,186,187
Fair Isaac Corp.	64,338	2,754,953
Informatica Corp. (a)	206,324	5,543,926
Mentor Graphics Corp. (a)	177,685	2,652,837
MICROS Systems, Inc. (a)	152,490	6,627,215
Parametric Technology Corp. (a)	225,691	4,567,986
Rovi Corp. (a)	196,703	3,017,424
SolarWinds, Inc. (a)	115,674	6,481,214
Solera Holdings, Inc.	132,952	6,881,595
Synopsys, Inc. (a)	283,501	9,298,833

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
TIBCO Software, Inc. (a)	292,732	$7,332,937
Total		94,669,379
TOTAL INFORMATION TECHNOLOGY		342,122,527
MATERIALS 6.7%
Chemicals 2.9%
Albemarle Corp.	170,139	10,172,611
Ashland, Inc.	138,863	9,848,164
Cabot Corp.	113,109	4,267,603
Cytec Industries, Inc.	87,560	6,010,118
Intrepid Potash, Inc. (a)	101,542	2,160,814
Minerals Technologies, Inc.	33,552	2,482,848
NewMarket Corp.	20,387	5,409,690
Olin Corp.	152,102	3,153,074
RPM International, Inc.	250,747	7,274,171
Scotts Miracle-Gro Co., Class A	73,247	3,036,821
Sensient Technologies Corp.	94,881	3,434,692
Valspar Corp.	160,500	10,076,190
Total		67,326,796
Construction Materials 0.3%
Martin Marietta Materials, Inc.	87,155	7,843,950
Containers & Packaging 1.5%
AptarGroup, Inc.	126,601	6,035,070
Greif, Inc., Class A	57,652	2,365,462
Packaging Corp. of America	186,582	6,799,048
Rock-Tenn Co., Class A	134,538	8,750,351
Silgan Holdings, Inc.	93,724	4,168,843
Sonoco Products Co.	191,331	5,753,323
Total		33,872,097
Metals & Mining 1.6%
Carpenter Technology Corp.	83,985	4,069,913
Commercial Metals Co.	220,942	2,993,764
Compass Minerals International, Inc.	62,943	4,808,845
Reliance Steel & Aluminum Co.	143,121	8,072,024
Royal Gold, Inc.	121,875	9,842,625
Steel Dynamics, Inc.	416,654	5,383,170
Worthington Industries, Inc.	98,903	2,330,155
Total		37,500,496
Paper & Forest Products 0.4%
Domtar Corp.	68,266	5,468,789

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products (continued)
Louisiana-Pacific Corp. (a)	261,751	$4,559,703
Total		10,028,492
TOTAL MATERIALS		156,571,831
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, Inc. (a)	287,151	7,376,909
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	192,061	4,419,324
TOTAL TELECOMMUNICATION SERVICES		11,796,233
UTILITIES 4.7%
Electric Utilities 2.1%
Cleco Corp.	115,424	4,650,433
Great Plains Energy, Inc.	291,098	5,894,734
Hawaiian Electric Industries, Inc.	184,561	4,597,415
IDACORP, Inc.	95,349	4,072,356
NV Energy, Inc.	448,655	8,223,846
OGE Energy Corp.	187,553	10,714,903
PNM Resources, Inc.	151,429	3,199,695
Westar Energy, Inc.	240,135	6,891,874
Total		48,245,256
Gas Utilities 1.3%
Atmos Energy Corp.	171,426	6,001,624

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
National Fuel Gas Co.	158,373	$8,248,066
Questar Corp.	334,018	6,553,433
UGI Corp.	213,811	7,102,801
WGL Holdings, Inc.	98,046	3,829,677
Total		31,735,601
Multi-Utilities 1.0%
Alliant Energy Corp.	210,975	9,455,900
Black Hills Corp.	84,005	2,998,138
MDU Resources Group, Inc.	358,983	7,438,128
Vectren Corp.	156,003	4,563,088
Total		24,455,254
Water Utilities 0.3%
Aqua America, Inc.	265,646	6,784,599
TOTAL UTILITIES		111,220,710
Total Common Stocks (Cost: $1,646,850,237)		$2,222,288,723

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	87,020,058	$87,020,058
Total Money Market Funds (Cost: $87,020,058)		$87,020,058
Total Investments
(Cost: $1,733,870,295) (d)		$2,309,308,781(e)
Other Assets & Liabilities, Net		35,535,293
Net Assets		$2,344,844,074

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $3,702,442 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P MidCap 400 Index	905	90,445,700	December 2012	1,770,721	—

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             The rate shown is the seven-day current annualized yield at November 30, 2012.

(c)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	69,812,648	436,903,681	(419,696,271)	87,020,058	72,019	87,020,058

(d)             At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,733,870,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$680,514,000
Unrealized Depreciation	(105,075,000)
Net Unrealized Appreciation	$575,439,000

(e)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	304,367,471	—	—	304,367,471
Consumer Staples	81,731,105	—	—	81,731,105
Energy	130,438,014	—	—	130,438,014
Financials	485,335,817	—	—	485,335,817
Health Care	223,486,327	—	—	223,486,327
Industrials	375,218,688	—	—	375,218,688
Information Technology	342,122,527	—	—	342,122,527
Materials	156,571,831	—	—	156,571,831
Telecommunication Services	11,796,233	—	—	11,796,233
Utilities	111,220,710	—	—	111,220,710
Total Equity Securities	2,222,288,723	—	—	2,222,288,723
Other
Money Market Funds	87,020,058	—	—	87,020,058
Total Other	87,020,058	—	—	87,020,058
Investments in Securities	2,309,308,781	—	—	2,309,308,781
Derivatives
Assets
Futures Contracts	1,876,671	—	—	1,876,671
Total	2,311,185,452	—	—	2,311,185,452

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 12.8%
Auto Components 1.7%
Allison Transmission Holdings, Inc.	684,048	$14,221,358
BorgWarner, Inc. (a)	253,500	16,807,050
Tenneco, Inc. (a)	927,310	29,738,832
Total		60,767,240
Automobiles 0.7%
Harley-Davidson, Inc.	536,061	25,173,425
Distributors 1.1%
Genuine Parts Co.	582,950	37,944,215
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	348,029	18,403,774
Royal Caribbean Cruises Ltd.	899,950	31,723,237
Starwood Hotels & Resorts Worldwide, Inc.	91,500	4,937,340
Total		55,064,351
Household Durables 0.8%
D.R. Horton, Inc.	1,470,925	28,624,201
Internet & Catalog Retail 1.1%
Liberty Interactive Corp., Class A (a)	2,041,925	39,409,152
Leisure Equipment & Products 0.8%
Mattel, Inc.	797,175	29,902,034
Media 1.2%
DISH Network Corp., Class A (a)	1,177,998	43,633,046
Multiline Retail 0.7%
Macy’s, Inc.	674,750	26,112,825
Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	342,050	15,696,675
American Eagle Outfitters, Inc.	999,075	21,180,390
Foot Locker, Inc.	752,600	26,973,184
Limited Brands, Inc.	365,000	19,034,750
Signet Jewelers Ltd.	498,250	26,780,937
Total		109,665,936
TOTAL CONSUMER DISCRETIONARY		456,296,425

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.6%
Food Products 2.2%
Hershey Co. (The)	284,275	$20,828,829
JM Smucker Co. (The)	365,990	32,375,475
Ralcorp Holdings, Inc. (a)	208,957	18,626,427
WhiteWave Foods Co., Class A (a)	286,633	4,348,223
Total		76,178,954
Household Products 0.4%
Clorox Co. (The)	198,950	15,189,833
TOTAL CONSUMER STAPLES		91,368,787
ENERGY 12.4%
Energy Equipment & Services 4.0%
Cameron International Corp. (a)	492,000	26,543,400
Dresser-Rand Group, Inc. (a)	546,150	28,842,181
Ensco PLC, Class A	656,225	38,211,982
Oceaneering International, Inc.	231,800	12,211,224
Superior Energy Services, Inc. (a)	1,135,575	23,063,528
Weatherford International Ltd. (a)	1,179,400	12,277,554
Total		141,149,869
Oil, Gas & Consumable Fuels 8.4%
Cabot Oil & Gas Corp.	631,475	29,742,472
Cimarex Energy Co.	322,090	19,364,051
HollyFrontier Corp.	1,151,700	52,206,561
Marathon Petroleum Corp.	1,144,025	68,115,248
Noble Energy, Inc.	198,900	19,442,475
Peabody Energy Corp.	1,426,305	35,814,519
Southwestern Energy Co. (a)	588,900	20,440,719
Spectra Energy Corp.	933,737	26,097,949
Whiting Petroleum Corp. (a)	625,741	26,243,578
Total		297,467,572
TOTAL ENERGY		438,617,441
FINANCIALS 29.8%
Capital Markets 2.4%
Raymond James Financial, Inc.	1,281,150	48,363,413
TD Ameritrade Holding Corp.	2,330,750	37,758,150
Total		86,121,563
Commercial Banks 8.1%
CIT Group, Inc. (a)	1,202,675	44,559,109
City National Corp.	814,287	39,647,634
Comerica, Inc.	1,514,575	44,816,274
Cullen/Frost Bankers, Inc.	629,025	34,351,055
East West Bancorp, Inc.	842,400	17,816,760

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Fifth Third Bancorp	3,341,876	$48,925,065
SVB Financial Group (a)	401,177	22,152,994
Zions Bancorporation	1,732,133	34,763,909
Total		287,032,800
Consumer Finance 0.2%
Discover Financial Services	211,790	8,812,582
Insurance 7.5%
Aon PLC	845,825	48,042,860
Axis Capital Holdings Ltd.	1,209,200	43,494,924
Hartford Financial Services Group, Inc.	1,987,168	42,088,218
Principal Financial Group, Inc.	1,766,377	47,957,136
Reinsurance Group of America, Inc.	952,880	48,787,456
XL Group PLC	1,477,998	35,959,691
Total		266,330,285
Real Estate Investment Trusts (REITs) 9.7%
Alexandria Real Estate Equities, Inc.	403,600	27,412,512
General Growth Properties, Inc.	1,549,263	30,009,224
Host Hotels & Resorts, Inc.	2,919,297	42,884,473
ProLogis, Inc.	1,262,472	42,848,300
Rayonier, Inc.	757,059	37,731,821
SL Green Realty Corp.	481,525	36,297,354
Taubman Centers, Inc.	468,300	36,279,201
UDR, Inc.	1,951,600	44,906,316
Weyerhaeuser Co.	1,741,211	47,987,775
Total		346,356,976
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (a)	1,432,911	27,125,005
Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	3,109,650	37,906,634
TOTAL FINANCIALS		1,059,685,845
HEALTH CARE 5.5%
Health Care Equipment & Supplies 3.4%
Cooper Companies, Inc. (The)	384,225	36,478,322
Teleflex, Inc.	555,925	38,470,010
Zimmer Holdings, Inc.	698,850	46,103,134
Total		121,051,466
Health Care Providers & Services 0.4%
VCA Antech, Inc. (a)	755,100	15,690,978

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	463,825	$17,759,859
Pharmaceuticals 1.2%
Watson Pharmaceuticals, Inc. (a)	462,165	40,675,142
TOTAL HEALTH CARE		195,177,445
INDUSTRIALS 10.4%
Electrical Equipment 1.5%
Babcock & Wilcox Co. (The)	1,206,900	30,401,811
Cooper Industries PLC	306,175	22,810,037
Total		53,211,848
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.	467,400	26,487,558
Machinery 5.6%
AGCO Corp. (a)	663,042	30,599,388
Crane Co.	549,300	23,312,292
Dover Corp.	317,700	20,202,543
Eaton Corp.	667,300	34,806,368
PACCAR, Inc.	465,400	20,449,676
Parker Hannifin Corp.	389,650	32,009,748
Stanley Black & Decker, Inc.	513,858	36,951,529
Total		198,331,544
Road & Rail 1.8%
Hertz Global Holdings, Inc. (a)	2,280,175	35,661,937
Ryder System, Inc.	630,700	29,687,049
Total		65,348,986
Trading Companies & Distributors 0.7%
AerCap Holdings NV (a)	884,894	11,070,024
United Rentals, Inc. (a)	332,175	13,795,228
Total		24,865,252
TOTAL INDUSTRIALS		368,245,188
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.8%
Juniper Networks, Inc. (a)	1,548,125	27,835,287
Computers & Peripherals 1.3%
Diebold, Inc.	935,425	27,978,562
SanDisk Corp. (a)	494,700	19,342,770
Total		47,321,332

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc. (a)	694,875	$25,891,042
IT Services 0.3%
VeriFone Systems, Inc. (a)	353,700	10,748,943
Semiconductors & Semiconductor Equipment 3.6%
Avago Technologies Ltd.	550,000	19,305,000
Fairchild Semiconductor International, Inc. (a)	1,556,800	20,767,712
KLA-Tencor Corp.	537,025	24,418,527
Lam Research Corp. (a)	212,412	7,459,909
Maxim Integrated Products, Inc.	999,600	29,178,324
NVIDIA Corp.	2,164,175	25,926,817
Total		127,056,289
Software 1.4%
Autodesk, Inc. (a)	564,975	18,717,622
Nuance Communications, Inc. (a)	771,350	17,154,824
Parametric Technology Corp. (a)	675,050	13,663,012
Total		49,535,458
TOTAL INFORMATION TECHNOLOGY		288,388,351
MATERIALS 5.4%
Chemicals 3.1%
Celanese Corp., Class A	807,648	33,145,874
International Flavors & Fragrances, Inc.	327,600	21,303,828
Methanex Corp.	479,000	14,484,960
PPG Industries, Inc.	336,769	41,850,284
Total		110,784,946
Containers & Packaging 1.3%
Packaging Corp. of America	1,224,200	44,609,848
Metals & Mining 1.0%
Steel Dynamics, Inc.	2,013,500	26,014,420
United States Steel Corp.	430,175	9,274,573
Total		35,288,993
TOTAL MATERIALS		190,683,787

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
MetroPCS Communications, Inc. (a)	524,125	$5,581,931
Sprint Nextel Corp. (a)	9,688,775	55,516,681
Total		61,098,612
TOTAL TELECOMMUNICATION SERVICES		61,098,612
UTILITIES 9.6%
Electric Utilities 4.6%
Edison International	1,145,200	52,083,696
Great Plains Energy, Inc.	862,900	17,473,725
NV Energy, Inc.	3,096,000	56,749,680
PPL Corp.	1,272,000	37,333,200
Total		163,640,301
Gas Utilities 0.9%
Questar Corp.	1,650,100	32,374,962
Independent Power Producers & Energy Traders 2.0%
AES Corp.	2,873,104	30,656,020
Calpine Corp. (a)	1,312,200	22,648,572
NRG Energy, Inc.	862,600	18,200,860
Total		71,505,452
Multi-Utilities 2.1%
CMS Energy Corp.	1,560,725	38,128,512
Sempra Energy	524,349	35,875,958
Total		74,004,470
TOTAL UTILITIES		341,525,185
Total Common Stocks (Cost: $2,857,178,482)		$3,491,087,066

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	59,661,199	$59,661,199
Total Money Market Funds (Cost: $59,661,199)		$59,661,199
Total Investments (Cost: $2,916,839,681) (d)		$3,550,748,265(e)
Other Assets & Liabilities, Net		(73,650)
Net Assets		$3,550,674,615

Notes to Portfolio of Investments
(a) Non-income producing.

(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	119,191,310	951,893,491	(1,011,423,602)	—	59,661,199	93,192	59,661,199

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $2,916,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$762,712,000
Unrealized Depreciation	(128,804,000)
Net Unrealized Appreciation	$633,908,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	456,296,425	—	—	456,296,425
Consumer Staples	91,368,787	—	—	91,368,787
Energy	438,617,441	—	—	438,617,441
Financials	1,059,685,845	—	—	1,059,685,845
Health Care	195,177,445	—	—	195,177,445
Industrials	368,245,188	—	—	368,245,188
Information Technology	288,388,351	—	—	288,388,351
Materials	190,683,787	—	—	190,683,787
Telecommunication Services	61,098,612	—	—	61,098,612
Utilities	341,525,185	—	—	341,525,185
Total Equity Securities	3,491,087,066	—	—	3,491,087,066
Other
Money Market Funds	59,661,199	—	—	59,661,199
Total Other	59,661,199	—	—	59,661,199
Total	3,550,748,265	—	—	3,550,748,265

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%
ARGENTINA 0.2%
MercadoLibre, Inc.	26,742	$1,924,087
AUSTRALIA 3.4%
Amcor Ltd.	124,444	1,026,539
Australia and New Zealand Banking Group Ltd.	216,052	5,498,354
BHP Billiton Ltd.	120,465	4,338,225
Commonwealth Bank of Australia	50,555	3,151,479
Iluka Resources Ltd.	34,589	297,787
Monadelphous Group Ltd.	103,901	2,363,308
National Australia Bank Ltd.	37,895	961,991
Sydney Airport	627,716	2,327,503
Telstra Corp., Ltd.	1,064,317	4,788,028
Transurban Group	367,175	2,380,470
Wesfarmers Ltd.	15,388	570,767
Westpac Banking Corp.	126,230	3,362,104
Total		31,066,555
BELGIUM 1.7%
Anheuser-Busch InBev NV	179,805	15,758,851
BRAZIL 1.6%
Arezzo Industria e Comercio SA	49,800	862,317
Banco Bradesco SA, ADR	45,002	757,834
BR Malls Participacoes SA	283,600	3,643,214
Cia Hering	42,000	940,322
Cielo SA	18,800	489,620
Companhia de Bebidas Americas, ADR	56,650	2,357,206
Mills Estruturas e Servicos de Engenharia SA	83,900	1,234,863
Qualicorp SA (a)	179,800	1,745,999
Raia Drogasil SA	47,900	470,751
Ultrapar Participacoes SA	86,200	1,774,991
Vale SA	56,700	997,716
Total		15,274,833
CANADA 0.4%
Canadian National Railway Co.	29,807	2,677,563
IMAX Corp. (a)	67,452	1,460,336
Total		4,137,899
CHILE 0.3%
ENTEL Chile SA	41,890	860,062
Inversiones La Construccion SA	20,349	379,686
SACI Falabella	139,600	1,392,082
Total		2,631,830

Issuer	Shares	Value

Common Stocks (continued)
CHINA 6.2%
Anhui Conch Cement Co., Ltd., Class H	83,000	$276,155
AutoNavi Holdings Ltd., ADR (a)	29,185	356,057
Baidu, Inc., ADR (a)	27,822	2,679,537
Belle International Holdings Ltd.	315,000	661,430
Brilliance China Automotive Holdings Ltd. (a)	536,000	652,042
China Communications Construction Co., Ltd., Class H	4,608,000	4,195,027
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	243,356
China Mobile Ltd., ADR	89,163	5,075,158
China Petroleum & Chemical Corp., Class H	2,054,000	2,175,520
China Shenhua Energy Co., Ltd., Class H	593,500	2,430,126
China Telecom Corp., Ltd., Class H	2,274,000	1,236,761
China Unicom Hong Kong Ltd.	1,194,000	1,854,812
China Vanke Co., Ltd., Class B	1,914,570	2,968,323
CNOOC Ltd.	2,951,089	6,302,588
ENN Energy Holdings Ltd.	262,000	1,178,899
Guangdong Investment Ltd.	4,134,000	3,363,033
Industrial & Commercial Bank of China Ltd., Class H	11,308,000	7,626,928
NQ Mobile, Inc., ADR (a)(d)	59,084	392,909
PetroChina Co., Ltd., Class H	4,882,000	6,513,573
Spreadtrum Communications, Inc., ADR	124,514	2,313,470
Tencent Holdings Ltd.	48,500	1,583,410
Want Want China Holdings Ltd.	570,000	832,717
Wumart Stores, Inc., Class H	334,000	694,590
Zhuzhou CSR Times Electric Co., Ltd., Class H	606,000	1,836,278
Total		57,442,699
DENMARK 1.0%
Novo Nordisk A/S, Class B	56,586	8,986,602
FINLAND 0.4%
KONE OYJ, Class B	44,868	3,361,139
FRANCE 5.3%
Air Liquide SA	44,708	5,460,399
AtoS	57,659	4,093,620
BNP Paribas SA	266,367	14,877,171
Edenred	94,053	2,865,362
European Aeronautic Defence and Space Co. NV	138,801	4,673,605

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Pernod-Ricard SA	16,562	$1,875,248
Publicis Groupe SA	103,274	5,841,947
Schneider Electric SA	34,772	2,443,838
Societe Generale SA (a)	151,627	5,483,107
Unibail-Rodamco SE	8,030	1,884,516
Total		49,498,813
GERMANY 8.7%
Adidas AG	31,875	2,803,191
Allianz SE, Registered Shares	97,390	12,659,731
BASF SE	68,936	6,177,214
Bayerische Motoren Werke AG	47,381	4,201,963
Brenntag AG	53,134	6,868,884
Continental AG	54,694	6,053,361
Fresenius Medical Care AG & Co. KGaA	129,959	8,924,165
Kabel Deutschland Holding AG	155,250	11,226,224
Lanxess AG	73,326	6,382,725
Merck KGaA	30,910	4,134,573
SAP AG	146,870	11,468,354
Total		80,900,385
HONG KONG 3.0%
AAC Technologies Holdings, Inc.	97,046	364,235
AIA Group Ltd.	1,076,600	4,186,870
Cheung Kong Holdings Ltd.	104,000	1,586,747
Hang Lung Properties Ltd.	726,000	2,659,314
Hongkong Land Holdings Ltd.	290,000	1,894,957
Jardine Matheson Holdings Ltd.	23,200	1,368,942
Link REIT (The)	542,000	2,940,083
Sa Sa International Holdings Ltd.	1,086,000	888,345
Sands China Ltd.	630,400	2,687,433
Swire Pacific Ltd., Class A	110,800	1,357,967
Television Broadcasts Ltd.	337,000	2,472,460
Wharf Holdings Ltd.	235,000	1,808,019
Wynn Macau Ltd. (a)	1,287,600	3,678,553
Total		27,893,925
INDIA 2.2%
Asian Paints Ltd.	6,555	521,741
Bajaj Auto Ltd.	10,574	375,261
Bharti Airtel Ltd.	101,000	625,738
Cairn India Ltd.	494,589	2,999,482
Cummins India Ltd.	79,631	710,127
Eicher Motors Ltd.	11,500	578,911
HDFC Bank Ltd., ADR	107,575	4,531,059
ICICI Bank Ltd., ADR	80,022	3,280,102
ITC Ltd.	364,276	1,998,552

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Jubilant Foodworks Ltd. (a)	36,350	$840,152
Tata Motors Ltd.	368,246	1,847,806
Titan Industries Ltd.	389,600	2,231,904
Total		20,540,835
INDONESIA 2.1%
PT Ace Hardware Indonesia Tbk	9,475,500	740,633
PT AKR Corporindo Tbk	3,211,500	1,437,138
PT Bank Rakyat Indonesia Persero Tbk	1,872,000	1,373,832
PT Bank Tabungan Pensiunan Nasional Tbk (a)	1,990,500	1,078,918
PT Gudang Garam Tbk	292,500	1,609,592
PT Indocement Tunggal Prakarsa Tbk	1,730,000	4,189,499
PT Indofood Sukses Makmur Tbk	1,794,000	1,093,873
PT Media Nusantara Citra Tbk	7,355,500	2,046,310
PT Nippon Indosari Corpindo Tbk	1,698,000	1,131,650
PT Perusahaan Gas Negara Persero Tbk	4,868,000	2,295,102
PT Sumber Alfaria Trijaya Tbk	1,950,000	1,077,292
PT Tambang Batubara Bukit Asam Persero Tbk	320,000	466,237
PT Tower Bersama Infrastructure Tbk (a)	1,710,500	1,069,817
Total		19,609,893
ISRAEL 0.5%
Check Point Software Technologies Ltd. (a)	95,131	4,392,198
ITALY 0.9%
Intesa Sanpaolo SpA	1,613,977	2,716,182
Saipem SpA	116,104	5,168,701
Total		7,884,883
JAPAN 7.3%
Aisin Seiki Co., Ltd.	17,500	519,825
Arnest One Corp.	158,600	2,168,639
Astellas Pharma, Inc.	15,900	804,919
Canon, Inc.	127,800	4,521,363
Chiyoda Co., Ltd.	26,000	693,050
Daiichikosho Co., Ltd.	75,900	1,768,714
Dena Co., Ltd.	34,000	1,245,667
FANUC CORP.	34,700	5,875,198
Fast Retailing Co., Ltd.	3,300	752,663
Fuji Heavy Industries Ltd.	245,000	2,762,526
Hino Motors Ltd.	46,000	397,176
Hitachi Ltd.	421,000	2,439,837

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Honda Motor Co., Ltd.	97,300	$3,243,139
Hoshizaki Electric Co., Ltd.	18,800	513,185
Hoya Corp.	135,200	2,601,044
ITOCHU Corp.	257,300	2,580,843
Japan Tobacco, Inc.	88,000	2,638,642
Kinki Sharyo Co., Ltd.	204,000	676,918
Komatsu Ltd.	59,000	1,330,291
Lawson, Inc.	25,700	1,739,796
Marubeni Corp.	272,000	1,799,527
Mitsubishi Estate Co., Ltd.	55,000	1,064,584
Mitsubishi UFJ Financial Group, Inc.	525,200	2,415,606
Mitsui & Co., Ltd.	96,900	1,344,935
Nippon Telegraph & Telephone Corp.	26,400	1,187,594
Nitto Denko Corp.	48,400	2,527,782
ORIX Corp.	26,690	2,689,352
Otsuka Holdings Co., Ltd.	37,200	1,105,089
Rakuten, Inc.	469,700	3,959,913
Shinko Plantech Co., Ltd.	67,000	533,640
SoftBank Corp.	31,500	1,184,790
Sumitomo Mitsui Financial Group, Inc.	92,100	2,981,314
Sumitomo Realty & Development Co., Ltd.	64,000	1,750,310
Takeda Pharmaceutical Co., Ltd.	17,000	778,214
Toyota Motor Corp.	74,100	3,190,531
Total		67,786,616
MALTA —%
BGP Holdings PLC(a) (b)(c)	2,232,232	3
MEXICO 1.2%
Alfa SAB de CV, Class A	663,200	1,380,913
Alpek SA de CV	447,500	1,211,699
Fomento Economico Mexicano SAB de CV, ADR	9,345	916,558
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	426,710	6,234,233
Grupo Mexico SAB de CV, Class B	282,936	929,743
Total		10,673,146
NETHERLANDS 2.9%
Aegon NV	1,054,988	6,068,645
ASML Holding NV (a)	111,203	6,947,797
ING Groep NV-CVA (a)	865,695	7,779,833

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Ziggo NV	203,635	$6,377,291
Total		27,173,566
NORWAY 0.6%
Seadrill Ltd.	59,697	2,297,477
Subsea 7 SA	142,318	3,253,658
Total		5,551,135
PANAMA 0.1%
Copa Holdings SA, Class A	7,690	729,320
PERU 0.3%
Credicorp Ltd.	19,792	2,768,901
PHILIPPINES 2.1%
Aboitiz Power Corp.	3,278,700	2,847,770
Ayala Land, Inc.	2,618,800	1,539,091
Energy Development Corp.	9,160,700	1,586,466
GT Capital Holdings, Inc.	308,090	4,490,625
International Container Terminal Services, Inc.	469,910	817,697
Metropolitan Bank & Trust	1,429,910	3,494,284
Security Bank Corp.	921,810	3,702,148
SM Investments Corp.	63,710	1,369,667
Total		19,847,748
POLAND 0.1%
Eurocash SA	73,468	1,023,416
PORTUGAL 0.6%
Galp Energia SGPS SA	282,320	4,328,952
Jeronimo Martins SGPS SA	49,807	929,219
Total		5,258,171
RUSSIAN FEDERATION 1.1%
Gazprom OAO, ADR	152,447	1,355,254
Lukoil OAO, ADR	23,773	1,496,392
Magnit OJSC, GDR (e)	56,974	2,010,043
Mail.ru Group Ltd., GDR (e)	7,563	249,579
Mobile Telesystems OJSC, ADR	67,045	1,168,594
NovaTek OAO	68,940	741,956
Yandex NV, Class A (a)	130,995	2,858,311
Total		9,880,129
SINGAPORE 2.0%
CapitaCommercial Trust	1,085,000	1,439,761
CDL Hospitality Trusts	705,000	1,112,306
DBS Group Holdings Ltd.	264,000	3,124,267

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
Hutchison Port Holdings Trust	4,555,000	$3,527,661
Keppel Corp., Ltd.	191,000	1,674,692
Mapletree Industrial Trust	762,000	858,389
Mapletree Logistics Trust	1,640,000	1,490,624
Singapore Technologies Engineering Ltd.	979,000	2,942,234
Wing Tai Holdings Ltd.	1,450,000	2,072,442
Total		18,242,376
SOUTH AFRICA 0.4%
AVI Ltd.	131,033	851,602
Clicks Group Ltd.	98,840	700,409
FirstRand Ltd.	269,141	879,437
Life Healthcare Group Holdings Ltd.	213,070	766,922
Mr. Price Group Ltd.	36,442	545,171
Shoprite Holdings Ltd.	15,887	343,101
Total		4,086,642
SOUTH KOREA 3.8%
Daum Communications Corp.	2,758	216,411
Hankook Tire Co., Ltd. (a)	18,283	774,138
Huchems Fine Chemical Corp.	33,460	786,418
Hyundai Motor Co.	28,541	5,947,246
Iljin Display Co., Ltd.	53,690	1,081,046
LG Chem Ltd.	3,101	894,517
LG Display Co., Ltd. (a)	21,760	694,924
LG Household & Health Care Ltd.	944	562,727
Samsung Electronics Co., Ltd.	17,003	22,101,731
Samsung SDI Co., Ltd.	5,800	833,987
SK Innovation Co., Ltd.	8,500	1,302,392
WeMade Entertainment Co., Ltd.	6,273	267,736
Total		35,463,273
SPAIN 1.2%
Amadeus IT Holding SA, Class A	223,919	5,227,364
Inditex SA	45,996	6,305,042
Total		11,532,406
SWEDEN 0.8%
Elekta AB, Class B	123,222	1,780,726
Millicom International Cellular SA, SDR	30,999	2,660,379
SKF AB B Shares	138,210	3,323,679
Total		7,764,784

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 8.1%
Cie Financiere Richemont SA, Class A	60,598	$4,672,199
Nestlé SA, Registered Shares	332,984	21,792,899
Novartis AG, Registered Shares	158,491	9,808,416
Roche Holding AG, Genusschein Shares	22,829	4,493,374
SGS SA, Registered Shares	1,968	4,415,099
Swatch Group AG (The)	4,224	2,040,210
Swatch Group AG (The), Registered Shares	101,103	8,384,337
Syngenta AG	19,962	8,002,464
UBS AG, Registered Shares	731,763	11,449,836
Total		75,058,834
TAIWAN 3.6%
Airtac International Group	115,000	608,138
Asustek Computer, Inc.	168,000	1,854,727
CTCI Corp.	1,073,000	2,046,955
Far EasTone Telecommunications Co., Ltd.	2,321,000	5,813,936
Foxconn Technology Co., Ltd.	161,650	565,475
Giant Manufacturing Co., Ltd.	160,000	848,712
Gigabyte Technology Co., Ltd.	2,290,000	1,904,498
Hermes Microvision, Inc.	17,000	370,825
Hon Hai Precision Industry Co., Ltd.	1,442,700	4,632,395
HTC Corp.	139,000	1,273,062
MediaTek, Inc.	90,000	1,024,642
PChome Online, Inc.	150,072	637,253
Taiwan Semiconductor Manufacturing Co., Ltd.	552,049	1,875,785
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	484,665	8,370,165
Tong Hsing Electronic Industries Ltd.	154,000	533,386
TPK Holding Co., Ltd.	68,000	1,086,614
Total		33,446,568
THAILAND 2.5%
Advanced Information Service PCL, Foreign Registered Shares	704,400	5,049,268
Bangkok Bank PCL, Foreign Registered Shares	752,000	4,728,537
Bangkok Expressway PCL, Foreign Registered Shares	2,536,500	2,313,180
BEC World PCL, Foreign Registered Shares	494,000	938,041
CP ALL PCL, Foreign Registered Shares	1,187,000	1,526,971
Home Product Center PCL, Foreign Registered Shares	2,455,133	915,177
Kasikornbank PCL, Foreign Registered Shares	340,900	2,076,131

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
LPN Development PCL, Foreign Registered Shares	770,312	$461,778
PTT PCL, Foreign Registered Shares	256,200	2,670,257
Robinson Department Store PCL, Foreign Registered Shares	314,800	620,521
Siam Cement PCL, Foreign Registered Shares	38,200	504,997
Siam Cement PCL, NVDR	86,400	1,111,699
Total		22,916,557
TURKEY 0.8%
Arcelik AS	267,047	1,621,546
Tofas Turk Otomobil Fabrikasi AS	274,934	1,677,131
Turk Traktor ve Ziraat Makineleri AS	34,020	851,047
Turkiye Garanti Bankasi AS	382,588	1,815,679
Turkiye Halk Bankasi AS	182,116	1,763,219
Total		7,728,622
UNITED KINGDOM 15.6%
Aggreko PLC	108,601	3,883,572
ARM Holdings PLC	217,559	2,697,872
Barclays PLC	1,500,222	5,912,811
BG Group PLC	513,765	8,807,480
British Sky Broadcasting Group PLC	363,938	4,425,604
Diageo PLC	565,592	16,827,459
Experian PLC	287,149	4,770,780
GKN PLC	1,284,868	4,569,986
HSBC Holdings PLC, ADR	37,389	1,911,699
Intercontinental Hotels Group PLC	106,299	2,840,721
Johnson Matthey PLC	107,301	4,124,178
Legal & General Group PLC	2,751,281	6,422,408
Next PLC	32,905	1,930,034
Persimmon PLC	503,466	6,461,094
Prudential PLC	565,590	8,200,752
Rio Tinto PLC	148,028	7,336,643
Rolls-Royce Holdings PLC	204,370	2,915,778
Schroders PLC	46,196	1,181,247
Shire PLC	109,854	3,178,608
Smith & Nephew PLC	418,900	4,412,752
Standard Chartered PLC	369,895	8,622,731
Telecity Group PLC	130,809	1,796,064
Tullow Oil PLC	442,149	9,754,521
Unilever PLC	312,135	12,017,098
Whitbread PLC	73,086	2,809,104
Wolseley PLC	114,536	5,316,109
Xstrata PLC	109,153	1,808,255
Total		144,935,360

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 2.2%
Accenture PLC, Class A	39,730	$2,698,461
Freeport-McMoRan Copper & Gold, Inc.	56,373	2,199,111
LyondellBasell Industries NV, Class A	95,453	4,746,878
Perrigo Co.	35,223	3,645,580
Seagate Technology PLC	128,287	3,220,004
Wynn Resorts Ltd.	31,542	3,545,321
Total		20,055,355
Total Common Stocks (Cost: $713,006,784)		$883,228,355

Preferred Stocks 1.8%
BRAZIL 0.3%
Petroleo Brasileiro SA	239,700	$2,093,224
GERMANY 1.5%
Henkel AG & Co. KGaA	55,016	4,597,158
Volkswagen AG	42,621	9,226,453
Total		13,823,611
UNITED KINGDOM —%
Rolls-Royce Holdings PLC, Class C (a)(c)	17,714,764	28,382
Total Preferred Stocks (Cost: $11,450,035)		$15,945,217

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.154% (f)(g)	28,873,516	$28,873,516
Total Money Market Funds (Cost: $28,873,516)		$28,873,516

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan —%
Repurchase Agreements —%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $154,963 (h)
12/03/12	0.240%	154,960	$154,960

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $154,960)	$154,960

Total Investments (Cost: $753,485,295) (i)	$928,202,048(j)
Other Assets & Liabilities, Net	(571,000)
Net Assets	$927,631,048

Investments in Derivatives Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $901,499 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contacts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value($)	Date	Appreciation($)	Depreciation($)
E-Mini MSCI EAFE Index	247	19,257,335	December 2012	17,370	—

Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
State Street Bank & Trust Company	January 11, 2013	66,364,000	70,705,232	—	(951,272)
		(CHF)	(USD)
HSBC Securities (USA), Inc.	January 11, 2013	91,933,000	117,908,461	—	(1,704,815)
		(EUR)	(USD)
UBS Securities LLC	January 11, 2013	3,880,305,000	47,129,186	36,947	—
		(JPY)	(USD)
Barclays Bank PLC	January 11, 2013	46,426,559	45,048,000	442,380	—
		(USD)	(AUD)
Barclays Bank PLC	January 11, 2013	24,062,795	23,087,000	—	(42,568)
		(USD)	(AUD)
Morgan Stanley	January 11, 2013	117,969,389	675,034,000	1,028,922	—
		(USD)	(NOK)
Credit Suisse	January 11, 2013	46,788,629	57,783,000	526,711	—
		(USD)	(NZD)
Barclays Capital	January 23, 2013	3,786,000	3,806,708	—	(498)
		(CAD)	(USD)
Barclays Capital	January 23, 2013	184,307,544,000	19,081,431	—	(14,489)
		(IDR)	(USD)
Barclays Capital	January 23, 2013	41,474,578,000	38,207,810	558	—
		(KRW)	(USD)
Barclays Capital	January 23, 2013	124,616,000	9,577,668	—	(11,110)
		(MXN)	(USD)
Barclays Capital	January 23, 2013	776,330,000	19,027,696	19,411	—
		(PHP)	(USD)
Barclays Capital	January 23, 2013	704,260,000	22,870,040	—	(9,179)
		(THB)	(USD)
Barclays Capital	January 23, 2013	996,251,000	34,354,667	59,526	—
		(TWD)	(USD)
Barclays Capital	January 23, 2013	42,703,264	41,079,000	—	(5,494)
		(USD)	(AUD)
Barclays Capital	January 23, 2013	38,237,100	29,429,000	57,196	—
		(USD)	(EUR)

Barclays Capital	January 23, 2013	57,214,999	35,689,000	—	(42,070)
		(USD)	(GBP)
Barclays Capital	January 23, 2013	109,256,990	8,958,363,000	—	(525,576)
		(USD)	(JPY)
Barclays Capital	January 23, 2013	14,291,588	95,233,000	1,639	—
		(USD)	(SEK)
Total				2,173,290	(3,307,071)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $243,359, representing 0.03% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost($)
BGP Holdings PLC	02-04-09 - 05-14-09	—
China Milk Products Group Ltd.	09-11-06 - 07-02-09	4,479,619

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $271,741, which represents 0.03% of net assets.

(d)	At November 30, 2012, security was partially or fully on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $2,259,622 or 0.24% of net assets.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	16,462,496	620,297,696	(607,886,676)	28,873,516	36,918	28,873,516

(h)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.240%)

Security Description	Value ($)

Ginnie Mae I Pool	121,447
Ginnie Mae II Pool	36,612
Total Market Value of Collateral Securities	158,059

(i)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $753,485,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$188,856,000
Unrealized Depreciation	(14,139,000)
Net Unrealized Appreciation	$174,717,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
SDR	Swedish Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	8,200,378	126,634,027	—	134,834,405
Consumer Staples	3,744,515	89,606,517	243,356	93,594,388
Energy	3,271,382	61,101,814	—	64,373,196
Financials	23,506,728	181,664,742	3	205,171,473
Health Care	5,391,579	49,174,359	—	54,565,938
Industrials	6,022,659	92,704,897	—	98,727,556
Information Technology	29,694,818	86,190,702	—	115,885,520
Materials	10,085,146	55,767,234	—	65,852,380
Telecommunication Services	7,103,815	31,848,414	—	38,952,229
Utilities	—	11,271,270	—	11,271,270
Preferred Stocks
Consumer Discretionary	—	9,226,453	—	9,226,453
Consumer Staples	—	4,597,158	—	4,597,158
Energy	2,093,224	—	—	2,093,224
Industrials	—	28,382	—	28,382
Total Equity Securities	99,114,244	799,815,969	243,359	899,173,572
Other
Money Market Funds	28,873,516	—	—	28,873,516
Investments of Cash Collateral Received for Securities on Loan	—	154,960	—	154,960
Total Other	28,873,516	154,960	—	29,028,476
Investments in Securities	127,987,760	799,970,929	243,359	928,202,048
Derivatives
Assets
Futures Contracts	17,370	—	—	17,370
Forward Foreign Currency Exchange Contracts	—	2,173,290	—	2,173,290
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,307,071)	—	(3,307,071)
Total	128,005,130	798,837,148	243,359	927,085,637

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
$2,409,202	$—	$—	$2,409,202

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks ($)
Balance as of February 29, 2012	373,678
Accrued discounts/premiums	—
Realized gain (loss)	(348,968)
Change in unrealized appreciation (depreciation)(a)	296,449
Sales	(77,800)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2012	243,359

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $5,847.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
AUSTRALIA 6.4%
Australia and New Zealand Banking Group Ltd.	24,985	$635,849
Commonwealth Bank of Australia	6,967	434,306
Iluka Resources Ltd.	13,173	113,410
Macmahon Holdings Ltd.	241,034	68,194
National Australia Bank Ltd.	14,881	377,765
Westpac Banking Corp.	8,499	226,369
Total		1,855,893
BRAZIL 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	3,200	129,540
CANADA 2.0%
Centerra Gold, Inc.	5,892	52,849
Cott Corp.	13,160	113,176
Eastern Platinum Ltd. (a)	819,210	103,087
First Quantum Minerals Ltd.	3,818	78,408
Yamana Gold, Inc.	12,831	241,223
Total		588,743
CHINA 1.6%
Asian Citrus Holdings Ltd.	312,000	146,383
China Communications Construction Co., Ltd., Class H	202,000	183,896
Spreadtrum Communications, Inc., ADR	7,584	140,911
Total		471,190
DENMARK 0.3%
Pandora A/S	4,263	91,632
FRANCE 10.7%
AXA SA	25,663	421,706
BNP Paribas SA	9,210	514,398
CNP Assurances	13,335	194,240
Metropole Television SA	14,133	207,150
Sanofi	9,522	850,275
Total SA	18,282	914,808
Total		3,102,577
GERMANY 8.4%
Allianz SE, Registered Shares	4,072	529,320
Aurubis AG	3,270	207,792
BASF SE	2,729	244,540
Bayerische Motoren Werke AG	2,419	214,528
Deutsche Bank AG, Registered Shares	5,041	222,513

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Telekom AG, Registered Shares	18,387	$202,545
Freenet AG	9,995	186,146
Gildemeister AG	11,249	216,522
KHD Humboldt Wedag International AG	41,726	243,115
Siemens AG, Registered Shares	1,803	185,950
Total		2,452,971
GREECE 0.2%
National Bank of Greece SA (a)	27,014	46,376
HONG KONG 1.6%
Hongkong Land Holdings Ltd.	34,000	222,167
Wharf Holdings Ltd.	33,000	253,892
Total		476,059
IRELAND 2.9%
DCC PLC	4,289	129,411
Dragon Oil PLC	23,844	212,019
Jazz Pharmaceuticals PLC (a)	4,755	256,200
Smurfit Kappa Group PLC	21,709	254,385
Total		852,015
ITALY 2.7%
Enel SpA	24,350	92,282
ENI SpA	16,033	379,084
Recordati SpA	24,205	202,573
UniCredit SpA (a)	26,364	122,750
Total		796,689
JAPAN 18.0%
Aeon Delight Co., Ltd.	6,900	142,256
Aisin Seiki Co., Ltd.	6,700	199,019
Arnest One Corp.	22,400	306,289
Canon, Inc.	6,000	212,271
CyberAgent, Inc.	49	96,187
Daiichikosho Co., Ltd.	9,600	223,711
Fuji Heavy Industries Ltd.	21,000	236,788
Fuji Machine Manufacturing Co., Ltd.	11,200	175,587
Fuyo General Lease Co., Ltd.	9,100	256,520
Hitachi Ltd.	47,000	272,381
Honda Motor Co., Ltd.	6,000	199,988
ITOCHU Corp.	26,800	268,817
Japan Petroleum Exploration Co.	4,300	150,354
K’s Holdings Corp.	5,300	120,015
Kato Sangyo Co., Ltd.	11,700	208,537

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Kinki Sharyo Co., Ltd.	53,000	$175,866
Mandom Corp.	5,600	149,523
Mitsubishi UFJ Financial Group, Inc.	63,100	290,222
Nippon Telegraph & Telephone Corp.	4,600	206,929
Otsuka Holdings Co., Ltd.	6,800	202,006
Shinko Plantech Co., Ltd.	31,000	246,908
Sumitomo Mitsui Financial Group, Inc.	16,800	543,823
Tsuruha Holdings, Inc.	2,800	211,052
Xebio Co., Ltd.	7,400	133,511
Total		5,228,560
NETHERLANDS 2.2%
ING Groep NV-CVA (a)	37,466	336,700
Koninklijke Ahold NV	24,047	305,112
Total		641,812
NORWAY 1.8%
Atea ASA	17,698	192,151
Electromagnetic GeoServices AS (a)	117,508	246,863
Kongsberg Automotive Holding ASA (a)	318,567	85,484
Total		524,498
PHILIPPINES 0.6%
Energy Development Corp.	1,005,200	174,082
POLAND 0.8%
PGE SA	40,301	234,533
PORTUGAL 0.5%
Banco Espirito Santo SA, Registered Shares (a)	155,290	154,905
RUSSIAN FEDERATION 0.5%
Sberbank of Russia, ADR	13,244	156,677
SINGAPORE 1.3%
DBS Group Holdings Ltd.	31,400	371,598
SOUTH KOREA 2.9%
Capro Corp.	7,280	74,967
GS Home Shopping, Inc.	1,040	142,413
Hyundai Home Shopping Network Corp.	2,183	245,210
LG Fashon Corp.	4,357	121,258

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Youngone Holdings Co., Ltd.	4,145	$251,107
Total		834,955
SPAIN 3.5%
Banco Santander SA	80,755	621,123
Iberdrola SA	51,768	257,189
Telefonica SA	10,851	142,393
Total		1,020,705
SWEDEN 2.5%
MQ Holding AB	54,358	142,975
Nordea Bank AB	31,772	290,818
Saab AB, Class B	15,491	301,515
Total		735,308
SWITZERLAND 5.8%
Baloise Holding AG, Registered Shares	3,130	262,607
Novartis AG, Registered Shares	11,762	727,906
Roche Holding AG, Genusschein Shares	1,009	198,599
Zurich Insurance Group AG	1,922	490,507
Total		1,679,619
TAIWAN 0.5%
Huaku Development Co., Ltd.	65,167	142,712
THAILAND 1.4%
Bangkok Bank PCL, Foreign Registered Shares	34,900	219,449
PTT PCL, Foreign Registered Shares	17,100	178,226
Total		397,675
UNITED ARAB EMIRATES 0.8%
Emaar Properties PJSC	213,464	218,956
UNITED KINGDOM 16.8%
Amarin Corp. PLC, ADR (a)	4,376	54,306
AstraZeneca PLC	8,653	411,258
Aviva PLC	60,476	339,605
Barclays PLC	81,151	319,840
BP PLC	77,621	536,740
HSBC Holdings PLC	102,044	1,042,575
Intermediate Capital Group PLC	42,354	197,669
Lancashire Holdings Ltd.	10,332	131,848
Royal Dutch Shell PLC, Class B	35,722	1,233,064

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Vodafone Group PLC	244,308	$630,771
Total		4,897,676
UNITED STATES 1.4%
CF Industries Holdings, Inc.	688	147,253
Onyx Pharmaceuticals, Inc. (a)	1,655	124,903
Regeneron Pharmaceuticals, Inc. (a)	813	143,535
Total		415,691
Total Common Stocks (Cost: $27,799,503)		$28,693,647

	Shares	Value

Exchange-Traded Funds 1.0%
iShares MSCI EAFE Index Fund	5,044	$277,874
Total Exchange-Traded Funds (Cost: $274,003)		$277,874

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
Chicago Board Options Exchange Market Volatility Index	67	100	12/19/12	2,848
Total Options Purchased Calls (Cost: $11,392)				$2,848

Total Investments (Cost: $28,084,898) (b)				$28,974,369(c)
Other Assets & Liabilities, Net				146,526
Net Assets				$29,120,895

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	January 23, 2013	507,544	488,000	—	(314)
		(USD)	(AUD)
Morgan Stanley	January 23, 2013	484,763	373,000	600	—
		(USD)	(EUR)
Morgan Stanley	January 23, 2013	1,423,747	888,000	—	(1,192)
		(USD)	(GBP)
Morgan Stanley	January 23, 2013	403,680	252,000	46	—
		(USD)	(GBP)
Morgan Stanley	January 23, 2013	171,455	657,000	407	—
		(USD)	(ILS)
Morgan Stanley	January 23, 2013	141,669	11,628,000	—	(535)
		(USD)	(JPY)
Morgan Stanley	January 23, 2013	142,016	173,000	—	(468)
		(USD)	(NZD)
Morgan Stanley	January 23, 2013	58,004	71,000	164	—
		(USD)	(NZD)
Morgan Stanley	January 23, 2013	284,413	347,000	—	(129)
		(USD)	(SGD)
Morgan Stanley	January 23, 2013	57,354	70,000	—	(6)
		(USD)	(SGD)
Morgan Stanley	January 23, 2013	565,000	568,634	469	—
		(CAD)	(USD)
Morgan Stanley	January 23, 2013	269,000	290,503	85	—
		(CHF)	(USD)
Morgan Stanley	January 23, 2013	928,640,000	856,560	1,078	—
		(KRW)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	January 23, 2013	633,000	111,655	120	—
		(NOK)	(USD)
Morgan Stanley	January 23, 2013	4,635,000	113,492	5	—
		(PHP)	(USD)
Morgan Stanley	January 23, 2013	545,000	171,997	—	(4)
		(PLN)	(USD)
Morgan Stanley	January 23, 2013	12,265,000	398,117	—	(334)
		(THB)	(USD)
Morgan Stanley	January 23, 2013	4,131,000	142,497	291	—
		(TWD)	(USD)
Total				3,265	(2,982)

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             At November 30, 2012, the cost of securities for federal income tax purposes was approximately $28,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,792,000
Unrealized Depreciation	(1,903,000)
Net Unrealized Appreciation	$889,000

(c)       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Currency Legend

AUD                                   Australian Dollar

CAD                                   Canadian Dollar

CHF                                   Swiss Franc

EUR                                   Euro

GBP                                   British Pound

ILS                                          Israeli Shekel

JPY                                      Japanese Yen

KRW                                Korean Won

NOK                                  Norwegian Krone

NZD                                   New Zealand Dollar

PHP                                    Philippine Peso

PLN                                     Polish Zloty

SGD                                  Singapore Dollar

THB                                    Thailand Baht

TWD                                Taiwan Dollar

USD                                   US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	3,017,266	—	3,017,266
Consumer Staples	113,176	1,020,608	—	1,133,784
Energy	—	4,098,066	—	4,098,066
Financials	—	10,589,805	—	10,589,805
Health Care	578,944	2,592,616	—	3,171,560
Industrials	—	2,091,130	—	2,091,130
Information Technology	140,911	676,802	—	817,713
Materials	622,820	895,094	—	1,517,914
Telecommunication Services	—	1,368,783	—	1,368,783
Utilities	129,540	758,086	—	887,626
Exchange-Traded Funds	277,874	—	—	277,874
Total Equity Securities	1,863,265	27,108,256	—	28,971,521
Other
Options Purchased Calls	2,848	—	—	2,848
Total Other	2,848	—	—	2,848
Investments in Securities	1,866,113	27,108,256	—	28,974,369
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,265	—	3,265
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,982)	—	(2,982)
Total	1,866,113	27,108,539	—	28,974,652

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Growth Fund II

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 16.5%
Hotels, Restaurants & Leisure 4.0%
Domino’s Pizza, Inc.	88,995	$3,702,192
Life Time Fitness, Inc. (a)	48,148	2,265,845
Six Flags Entertainment Corp.	41,085	2,525,906
Total		8,493,943
Household Durables 0.7%
Harman International Industries, Inc.	30,796	1,218,290
Zagg, Inc. (a)	36,811	266,143
Total		1,484,433
Internet & Catalog Retail 0.7%
Kayak Software Corp. (a)	37,923	1,543,466
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	15,116	1,281,988
Media 0.6%
National CineMedia, Inc.	89,514	1,280,050
Specialty Retail 8.0%
Asbury Automotive Group, Inc. (a)	46,449	1,402,295
Cabela’s, Inc. (a)	62,871	3,003,348
GameStop Corp., Class A	31,919	837,874
Genesco, Inc. (a)	9,292	514,127
GNC Holdings, Inc., Class A	41,906	1,472,158
Lumber Liquidators Holdings, Inc. (a)	28,403	1,524,673
Pier 1 Imports, Inc.	89,948	1,726,102
Rent-A-Center, Inc.	58,995	2,050,666
Select Comfort Corp. (a)	43,802	1,173,018
Tile Shop Holdings, Inc. (a)	111,063	1,740,357
Vitamin Shoppe, Inc. (a)	29,805	1,766,244
Total		17,210,862
Textiles, Apparel & Luxury Goods 1.9%
Fifth & Pacific Companies, Inc. (a)	114,075	1,374,604
Tumi Holdings, Inc. (a)	76,614	1,721,516
Vera Bradley, Inc. (a)	36,452	1,010,085
Total		4,106,205
TOTAL CONSUMER DISCRETIONARY		35,400,947
CONSUMER STAPLES 4.7%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	75,245	3,717,103
Fresh Market, Inc. (The) (a)	32,403	1,679,447
Harris Teeter Supermarkets, Inc.	39,036	1,482,978
Total		6,879,528

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.5%
Elizabeth Arden, Inc. (a)	67,275	$3,122,233
TOTAL CONSUMER STAPLES		10,001,761
ENERGY 6.6%
Energy Equipment & Services 1.4%
Rowan Companies PLC, Class A (a)	34,080	1,081,358
Superior Energy Services, Inc. (a)	93,390	1,896,751
Total		2,978,109
Oil, Gas & Consumable Fuels 5.2%
Approach Resources, Inc. (a)	53,805	1,263,879
Energy XXI Bermuda Ltd.	61,069	1,934,666
Golar LNG Ltd.	34,098	1,332,550
Gulfport Energy Corp. (a)	38,240	1,454,650
Kodiak Oil & Gas Corp. (a)	118,463	1,016,413
Oasis Petroleum, Inc. (a)	87,104	2,632,283
Teekay Tankers Ltd., Class A	188,340	519,818
Ultra Petroleum Corp. (a)	47,894	960,275
Total		11,114,534
TOTAL ENERGY		14,092,643
FINANCIALS 7.4%
Commercial Banks 1.2%
Signature Bank (a)	35,216	2,470,755
Consumer Finance 0.8%
DFC Global Corp. (a)	98,362	1,716,417
Insurance 0.6%
Arthur J Gallagher & Co.	37,766	1,379,214
Real Estate Investment Trusts (REITs) 4.6%
DiamondRock Hospitality Co.	191,014	1,669,462
Home Properties, Inc.	41,262	2,429,919
Omega Healthcare Investors, Inc.	68,929	1,579,853
Redwood Trust, Inc.	101,338	1,694,371
Summit Hotel Properties, Inc.	156,249	1,371,866
Tanger Factory Outlet Centers	34,630	1,138,635
Total		9,884,106
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings, Inc. (a)	13,793	422,342
TOTAL FINANCIALS		15,872,834

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.4%
Biotechnology 7.2%
Alkermes PLC (a)	136,031	$2,626,759
Amarin Corp. PLC, ADR (a)	111,467	1,383,305
Ariad Pharmaceuticals, Inc. (a)	56,319	1,259,293
Cepheid, Inc. (a)	42,053	1,363,358
Dynavax Technologies Corp. (a)	260,205	738,982
Exact Sciences Corp. (a)	105,681	1,036,731
Idenix Pharmaceuticals, Inc. (a)	262,238	1,342,659
Onyx Pharmaceuticals, Inc. (a)	27,867	2,103,122
Puma Biotechnology, Inc. (a)	30,353	625,272
Rigel Pharmaceuticals, Inc. (a)	152,172	1,263,028
Sarepta Therapeutics, Inc. (a)	20,086	589,122
TESARO, Inc. (a)	65,408	1,210,702
Total		15,542,333
Health Care Equipment & Supplies 4.6%
Align Technology, Inc. (a)	98,739	2,704,461
Insulet Corp. (a)	116,917	2,566,328
Masimo Corp.	82,177	1,702,708
NxStage Medical, Inc. (a)	127,323	1,530,423
Volcano Corp. (a)	48,982	1,335,249
Total		9,839,169
Health Care Providers & Services 4.9%
Brookdale Senior Living, Inc. (a)	147,754	3,776,592
Catamaran Corp. (a)	27,530	1,340,436
HMS Holdings Corp. (a)	97,826	2,266,628
IPC The Hospitalist Co., Inc. (a)	49,992	1,887,198
WellCare Health Plans, Inc. (a)	27,326	1,319,026
Total		10,589,880
Health Care Technology 1.0%
athenahealth, Inc. (a)	21,369	1,360,992
Vocera Communications, Inc. (a)	29,124	716,159
Total		2,077,151
Life Sciences Tools & Services 1.5%
Fluidigm Corp. (a)	68,456	974,813
ICON PLC, ADR (a)	78,954	2,178,341
Total		3,153,154
Pharmaceuticals 3.2%
Akorn, Inc. (a)	69,353	935,572
Impax Laboratories, Inc. (a)	128,523	2,614,158
MAP Pharmaceuticals, Inc. (a)	101,973	1,625,449
Salix Pharmaceuticals Ltd. (a)	42,246	1,810,241
Total		6,985,420
TOTAL HEALTH CARE		48,187,107

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 17.8%
Aerospace & Defense 1.4%
Hexcel Corp. (a)	56,526	$1,461,197
LMI Aerospace, Inc. (a)	75,485	1,497,622
Total		2,958,819
Airlines 0.8%
Alaska Air Group, Inc. (a)	39,078	1,670,585
Building Products 1.3%
USG Corp. (a)	104,761	2,810,738
Commercial Services & Supplies 2.5%
Clean Harbors, Inc. (a)	36,948	2,116,381
Portfolio Recovery Associates, Inc. (a)	19,606	1,937,465
Tetra Tech, Inc. (a)	52,955	1,364,121
Total		5,417,967
Electrical Equipment 0.5%
Regal-Beloit Corp.	15,910	1,109,723
Machinery 3.2%
Chart Industries, Inc. (a)	17,632	1,066,383
CLARCOR, Inc.	18,971	879,875
Proto Labs, Inc. (a)	48,904	1,784,018
Trinity Industries, Inc.	33,971	1,079,259
Woodward, Inc.	55,939	2,045,689
Total		6,855,224
Marine 0.7%
Costamare, Inc.	111,522	1,584,728
Professional Services 1.5%
Advisory Board Co. (The) (a)	40,928	1,851,992
Wageworks, Inc. (a)	78,922	1,457,689
Total		3,309,681
Road & Rail 3.5%
Avis Budget Group, Inc. (a)	63,351	1,199,868
Knight Transportation, Inc.	79,349	1,192,615
Landstar System, Inc.	41,442	2,095,722
Roadrunner Transportation Systems, Inc. (a)	95,560	1,721,036
Werner Enterprises, Inc.	55,844	1,211,256
Total		7,420,497
Trading Companies & Distributors 2.4%
TAL International Group, Inc.	65,331	2,224,521
Titan Machinery, Inc. (a)	73,601	1,629,526

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	29,333	$1,218,199
Total		5,072,246
TOTAL INDUSTRIALS		38,210,208
INFORMATION TECHNOLOGY 21.4%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	96,296	1,875,846
Computers & Peripherals 0.3%
Stratasys, Inc.	9,093	681,520
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	48,412	1,734,118
FARO Technologies, Inc. (a)	30,515	1,076,569
FEI Co.	41,353	2,275,655
OSI Systems, Inc. (a)	25,863	1,584,885
Total		6,671,227
Internet Software & Services 3.2%
Bankrate, Inc. (a)	36,338	437,146
Cornerstone OnDemand, Inc. (a)	60,538	1,697,486
CoStar Group, Inc. (a)	22,830	1,983,014
DealerTrack Holdings, Inc. (a)	67,369	1,811,552
LivePerson, Inc. (a)	74,184	978,487
Total		6,907,685
IT Services 0.5%
WEX, Inc. (a)	15,217	1,095,015
Semiconductors & Semiconductor Equipment 1.7%
Kulicke & Soffa Industries, Inc. (a)	96,431	1,102,206
Microsemi Corp. (a)	45,035	861,970
Power Integrations, Inc.	13,653	424,745
Silicon Laboratories, Inc. (a)	30,755	1,286,174
Total		3,675,095
Software 11.7%
Aspen Technology, Inc. (a)	130,782	3,399,024
BroadSoft, Inc. (a)	57,675	1,824,260
CommVault Systems, Inc. (a)	57,365	3,806,742
Fortinet, Inc. (a)	72,186	1,442,276
Guidewire Software, Inc. (a)	83,224	2,488,398
Imperva, Inc. (a)	1,979	60,874
Infoblox, Inc. (a)	50,294	953,574

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Informatica Corp. (a)	36,130	$970,813
Monitise PLC (a)	2,153,565	1,095,482
Proofpoint, Inc. (a)	96,757	1,064,327
QLIK Technologies, Inc. (a)	52,432	1,016,132
Sourcefire, Inc. (a)	22,380	1,101,767
TIBCO Software, Inc. (a)	61,512	1,540,876
TiVo, Inc. (a)	162,304	1,898,957
Ultimate Software Group, Inc. (a)	24,598	2,324,757
Total		24,988,259
TOTAL INFORMATION TECHNOLOGY		45,894,647
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Group, Inc.	60,346	1,275,714
TOTAL TELECOMMUNICATION SERVICES		1,275,714
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	38,879	1,394,590
TOTAL UTILITIES		1,394,590
Total Common Stocks (Cost: $192,422,669)		$210,330,451

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	34,795	$1,719
TOTAL ENERGY		1,719
Total Warrants (Cost: $30,196)		$1,719

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.154% (c)(d)	6,240,218	$6,240,218
Total Money Market Funds (Cost: $6,240,218)		$6,240,218

Total Investments (Cost: $198,693,083) (e)	$216,572,388(f)
Other Assets & Liabilities, Net	(1,923,678)
Net Assets	$214,648,710

Notes to Portfolio of Investments

(a)   Non-income producing.

(b)   Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $1,719, representing less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	03/07/11 - 06/29/11	30,196

(c)   The rate shown is the seven-day current annualized yield at November 30, 2012.

(d)   As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	8,309,425	141,968,971	(144,038,178)	6,240,218	10,166	6,240,218

(e)   At November 30, 2012, the cost of securities for federal income tax purposes was approximately $198,693,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,411,000
Unrealized Depreciation	(9,532,000)
Net Unrealized Appreciation	$17,879,000

(f)   Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR   American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	35,400,947	—	—	35,400,947
Consumer Staples	10,001,761	—	—	10,001,761
Energy	14,092,643	—	—	14,092,643
Financials	15,872,834	—	—	15,872,834
Health Care	48,187,107	—	—	48,187,107
Industrials	38,210,208	—	—	38,210,208
Information Technology	44,799,165	1,095,482	—	45,894,647
Telecommunication Services	1,275,714	—	—	1,275,714
Utilities	1,394,590	—	—	1,394,590
Warrants
Energy	—	1,719	—	1,719
Total Equity Securities	209,234,969	1,097,201	—	210,332,170
Other
Money Market Funds	6,240,218	—	—	6,240,218
Total Other	6,240,218	—	—	6,240,218
Total	215,475,187	1,097,201	—	216,572,388

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models used by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 14.9%
Auto Components 0.3%
Drew Industries, Inc. (a)	64,642	$2,098,279
Spartan Motors, Inc.	107,479	529,872
Standard Motor Products, Inc.	67,280	1,315,997
Superior Industries International, Inc.	79,832	1,512,018
Total		5,456,166
Automobiles 0.1%
Winnebago Industries, Inc. (a)	100,858	1,434,201
Distributors 0.4%
Pool Corp.	161,097	6,748,353
VOXX International Corp. (a)	65,369	440,587
Total		7,188,940
Diversified Consumer Services 0.9%
American Public Education, Inc. (a)	62,251	2,140,189
Capella Education Co. (a)	40,690	1,125,892
Career Education Corp. (a)	176,155	526,704
Coinstar, Inc. (a)	108,000	5,080,320
Corinthian Colleges, Inc. (a)	268,261	595,540
Hillenbrand, Inc.	215,919	4,568,846
Lincoln Educational Services Corp.	73,937	286,136
Universal Technical Institute, Inc.	74,260	703,242
Total		15,026,869
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc. (a)	4,157	1,510,862
BJ’s Restaurants, Inc. (a)	84,962	2,913,347
Boyd Gaming Corp. (a)	194,144	1,067,792
Buffalo Wild Wings, Inc. (a)	64,110	4,644,128
CEC Entertainment, Inc.	57,996	1,815,275
Cracker Barrel Old Country Store, Inc.	80,154	4,925,463
DineEquity, Inc. (a)	53,099	3,347,892
Interval Leisure Group, Inc.	132,794	2,500,511
Jack in the Box, Inc. (a)	153,770	4,236,363
Marcus Corp.	68,896	815,729
Marriott Vacations Worldwide Corp. (a)	98,391	3,916,946
Monarch Casino & Resort, Inc. (a)	32,850	311,089
Multimedia Games Holdings Co., Inc. (a)	95,924	1,417,757
Papa John’s International, Inc. (a)	60,638	3,209,569
Pinnacle Entertainment, Inc. (a)	203,613	2,630,680
Red Robin Gourmet Burgers, Inc. (a)	45,401	1,486,883
Ruby Tuesday, Inc. (a)	207,394	1,619,747
Ruth’s Hospitality Group, Inc. (a)	122,014	915,105
SHFL Entertainment, Inc. (a)	193,024	2,656,010

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Sonic Corp. (a)	188,245	$1,906,922
Texas Roadhouse, Inc.	201,459	3,346,234
Total		51,194,304
Household Durables 1.5%
American Greetings Corp., Class A	109,055	1,880,108
Blyth, Inc.	39,256	632,807
Ethan Allen Interiors, Inc.	89,512	2,596,743
Helen of Troy Ltd. (a)	109,473	3,378,337
iRobot Corp. (a)	89,451	1,685,257
La-Z-Boy, Inc. (a)	180,346	2,690,762
M/I Homes, Inc. (a)	70,463	1,550,891
Meritage Homes Corp. (a)	106,258	3,721,155
Ryland Group, Inc. (The)	154,259	5,159,963
Standard Pacific Corp. (a)	381,298	2,554,697
Universal Electronics, Inc. (a)	51,682	911,670
Total		26,762,390
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)	42,835	1,685,129
Nutrisystem, Inc.	98,511	787,103
PetMed Express, Inc.	70,442	812,900
Total		3,285,132
Leisure Equipment & Products 0.9%
Arctic Cat, Inc. (a)	45,350	1,706,520
Brunswick Corp.	308,419	7,947,958
Callaway Golf Co.	244,798	1,649,939
JAKKS Pacific, Inc.	71,405	891,134
Sturm Ruger & Co., Inc.	66,089	3,872,155
Total		16,067,706
Media 0.6%
Arbitron, Inc.	90,128	3,277,955
Digital Generation, Inc. (a)	87,596	930,270
EW Scripps Co., Class A (a)	97,882	996,439
Harte-Hanks, Inc.	149,999	793,495
Live Nation Entertainment, Inc. (a)	486,099	4,267,949
Total		10,266,108
Multiline Retail 0.1%
Fred’s, Inc., Class A	116,364	1,547,641
Tuesday Morning Corp. (a)	143,966	908,426
Total		2,456,067
Specialty Retail 4.7%
Big 5 Sporting Goods Corp.	58,372	817,208
Brown Shoe Co., Inc.	140,466	2,675,878
Buckle, Inc. (The)	94,261	4,821,450

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Cato Corp. (The), Class A	92,916	$2,700,139
Children’s Place Retail Stores, Inc. (The) (a)	83,099	4,039,443
Christopher & Banks Corp. (a)	127,690	583,543
Coldwater Creek, Inc. (a)	69,421	397,088
Finish Line, Inc., Class A (The)	175,083	3,611,962
Genesco, Inc. (a)	83,790	4,636,101
Group 1 Automotive, Inc.	73,828	4,485,789
Haverty Furniture Companies, Inc.	67,711	1,134,159
Hibbett Sports, Inc. (a)	90,190	4,846,811
HOT Topic, Inc.	145,849	1,455,573
JOS A Bank Clothiers, Inc. (a)	96,331	4,151,866
Kirkland’s, Inc. (a)	51,790	470,771
Lithia Motors, Inc., Class A	71,705	2,565,605
Lumber Liquidators Holdings, Inc. (a)	93,296	5,008,129
MarineMax, Inc. (a)	81,739	675,164
Men’s Wearhouse, Inc. (The)	164,487	5,335,958
Monro Muffler Brake, Inc.	100,523	3,224,778
OfficeMax, Inc.	298,803	2,988,030
PEP Boys-Manny, Moe & Jack (The)	182,796	1,932,154
Rue21, Inc. (a)	54,162	1,554,991
Select Comfort Corp. (a)	194,076	5,197,355
Sonic Automotive, Inc., Class A	128,326	2,533,155
Stage Stores, Inc.	108,520	2,807,413
Stein Mart, Inc. (a)	95,009	811,377
Vitamin Shoppe, Inc. (a)	102,516	6,075,098
Zale Corp. (a)	90,023	439,312
Zumiez, Inc. (a)	76,791	1,588,038
Total		83,564,338
Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc. (a)	311,317	4,156,082
Fifth & Pacific Companies, Inc. (a)	390,100	4,700,705
Iconix Brand Group, Inc. (a)	235,298	4,743,608
K-Swiss, Inc., Class A (a)	83,505	258,030
Maidenform Brands, Inc. (a)	81,319	1,493,830
Movado Group, Inc.	60,731	2,106,758
Oxford Industries, Inc.	49,180	2,687,195
Perry Ellis International, Inc. (a)	40,742	883,287
Quiksilver, Inc. (a)	429,262	1,717,048
Skechers U.S.A., Inc., Class A (a)	131,338	2,555,838
Steven Madden Ltd. (a)	140,646	6,260,153
True Religion Apparel, Inc.	83,621	2,181,672
Wolverine World Wide, Inc.	168,533	7,294,108
Total		41,038,314
TOTAL CONSUMER DISCRETIONARY		263,740,535

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 4.4%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A (a)	28,975	$3,273,306
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	59,664	2,516,627
Casey’s General Stores, Inc.	132,122	6,526,827
Nash Finch Co.	42,168	889,745
Spartan Stores, Inc.	75,004	1,128,060
United Natural Foods, Inc. (a)	168,639	8,730,441
Total		19,791,700
Food Products 2.4%
B&G Foods, Inc.	179,426	5,235,651
Cal-Maine Foods, Inc.	47,862	2,200,216
Calavo Growers, Inc.	43,866	1,055,416
Darling International, Inc. (a)	405,710	6,844,328
Diamond Foods, Inc.	76,279	1,086,213
Hain Celestial Group, Inc. (The) (a)	155,069	9,346,008
J&J Snack Foods Corp.	51,550	3,242,495
Sanderson Farms, Inc.	68,938	3,306,956
Seneca Foods Corp., Class A (a)	26,846	831,689
Snyders-Lance, Inc.	165,565	3,986,805
TreeHouse Foods, Inc. (a)	124,738	6,541,261
Total		43,677,038
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	141,932	1,664,862
WD-40 Co.	51,192	2,418,310
Total		4,083,172
Personal Products 0.4%
Inter Parfums, Inc.	55,883	1,118,778
Medifast, Inc. (a)	47,129	1,494,932
Prestige Brands Holdings, Inc. (a)	174,096	3,760,473
Total		6,374,183
Tobacco 0.1%
Alliance One International, Inc. (a)	283,481	932,653
TOTAL CONSUMER STAPLES		78,132,052
ENERGY 4.0%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc. (a)	94,980	1,046,680
Bristow Group, Inc.	123,313	6,424,607
Exterran Holdings, Inc. (a)	223,724	4,669,120
Geospace Technologies Corp. (a)	43,980	3,349,957

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.	49,693	$1,156,356
Hornbeck Offshore Services, Inc. (a)	109,851	3,951,341
ION Geophysical Corp. (a)	413,943	2,467,100
Lufkin Industries, Inc.	115,946	6,349,203
Matrix Service Co. (a)	89,062	977,010
Pioneer Energy Services Corp. (a)	213,940	1,546,786
SEACOR Holdings, Inc. (a)	68,679	6,222,317
Tetra Technologies, Inc. (a)	269,172	1,884,204
Total		40,044,681
Oil, Gas & Consumable Fuels 1.8%
Approach Resources, Inc. (a)	114,306	2,685,048
Carrizo Oil & Gas, Inc. (a)	125,490	2,603,918
Cloud Peak Energy, Inc. (a)	210,561	3,994,342
Comstock Resources, Inc. (a)	154,504	2,533,866
Contango Oil & Gas Co. (a)	44,305	1,816,062
Gulfport Energy Corp. (a)	170,963	6,503,433
PDC Energy, Inc. (a)	104,368	3,744,724
Penn Virginia Corp.	185,847	823,302
Petroquest Energy, Inc. (a)	194,710	1,037,804
Stone Energy Corp. (a)	170,843	3,541,575
Swift Energy Co. (a)	147,930	2,289,956
Total		31,574,030
TOTAL ENERGY		71,618,711
FINANCIALS 20.1%
Capital Markets 1.3%
Calamos Asset Management, Inc., Class A	70,227	688,225
Financial Engines, Inc. (a)	140,164	3,675,100
HFF, Inc., Class A (a)	112,102	1,662,473
Investment Technology Group, Inc. (a)	132,379	1,183,468
Piper Jaffray Companies (a)	56,357	1,598,848
Prospect Capital Corp.	603,900	6,359,067
Stifel Financial Corp. (a)	171,679	5,222,475
SWS Group, Inc. (a)	97,531	468,149
Virtus Investment Partners, Inc. (a)	19,990	2,296,051
Total		23,153,856
Commercial Banks 6.0%
Bank of the Ozarks, Inc.	101,425	3,223,287
Banner Corp.	59,510	1,788,276
BBCN Bancorp, Inc.	269,101	3,062,369
Boston Private Financial Holdings, Inc.	272,275	2,513,098
City Holding Co.	51,128	1,717,901
Columbia Banking System, Inc.	136,838	2,361,824
Community Bank System, Inc.	136,165	3,660,115

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
CVB Financial Corp.	303,612	$3,084,698
First BanCorp (a)	241,751	979,092
First Commonwealth Financial Corp.	361,238	2,315,536
First Financial Bancorp	201,802	2,932,183
First Financial Bankshares, Inc.	103,164	4,014,131
First Midwest Bancorp, Inc.	258,196	3,227,450
FNB Corp.	481,934	5,204,887
Glacier Bancorp, Inc.	248,122	3,605,213
Hanmi Financial Corp. (a)	108,574	1,356,089
Home Bancshares, Inc.	79,452	2,634,628
Independent Bank Corp.	78,386	2,249,678
National Penn Bancshares, Inc.	419,872	3,976,188
NBT Bancorp, Inc.	116,369	2,300,615
Old National Bancorp	349,569	4,103,940
PacWest Bancorp	110,952	2,763,814
Pinnacle Financial Partners, Inc. (a)	112,427	2,139,486
PrivateBancorp, Inc.	215,683	3,535,044
S&T Bancorp, Inc.	99,820	1,693,945
Simmons First National Corp., Class A	57,942	1,379,599
Sterling Bancorp	106,644	991,789
Susquehanna Bancshares, Inc.	643,044	6,610,492
Texas Capital Bancshares, Inc. (a)	138,369	6,232,140
Tompkins Financial Corp.	39,440	1,537,766
UMB Financial Corp.	111,976	4,745,543
Umpqua Holdings Corp.	385,955	4,500,235
United Bankshares, Inc.	157,817	3,898,080
United Community Banks, Inc. (a)	159,194	1,381,804
Wilshire Bancorp, Inc. (a)	213,935	1,238,684
Wintrust Financial Corp.	125,432	4,614,643
Total		107,574,262
Consumer Finance 0.8%
Cash America International, Inc.	101,180	3,767,943
Ezcorp, Inc., Class A (a)	155,393	2,986,653
First Cash Financial Services, Inc. (a)	90,792	4,386,162
World Acceptance Corp. (a)	45,090	3,292,021
Total		14,432,779
Diversified Financial Services 0.3%
Interactive Brokers Group, Inc., Class A	140,872	2,153,933
MarkeTaxess Holdings, Inc.	128,560	3,967,361
Total		6,121,294
Insurance 2.3%
AMERISAFE, Inc. (a)	62,576	1,619,467
eHealth, Inc. (a)	68,074	1,756,309
Employers Holdings, Inc.	106,281	2,028,904

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Horace Mann Educators Corp.	135,840	$2,597,261
Infinity Property & Casualty Corp.	40,398	2,210,579
Meadowbrook Insurance Group, Inc.	161,396	897,362
National Financial Partners Corp. (a)	138,140	2,294,505
Navigators Group, Inc. (The) (a)	36,250	1,899,863
Presidential Life Corp.	73,494	1,029,651
ProAssurance Corp.	105,766	9,590,861
RLI Corp.	58,548	3,772,833
Safety Insurance Group, Inc.	43,825	1,967,304
Selective Insurance Group, Inc.	189,552	3,540,831
Stewart Information Services Corp.	61,413	1,676,575
Tower Group, Inc.	119,135	2,013,382
United Fire Group, Inc.	75,455	1,564,182
Total		40,459,869
Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	169,355	4,203,391
Cedar Realty Trust, Inc.	188,202	1,020,055
Colonial Properties Trust	285,426	5,822,690
Cousins Properties, Inc.	312,704	2,567,300
DiamondRock Hospitality Co.	673,122	5,883,086
EastGroup Properties, Inc.	100,653	5,262,139
EPR Properties	161,558	7,326,655
Extra Space Storage, Inc.	353,297	12,418,390
Franklin Street Properties Corp.	248,895	2,874,737
Getty Realty Corp.	92,155	1,551,890
Government Properties Income Trust	148,790	3,429,610
Healthcare Realty Trust, Inc.	296,653	7,075,174
Inland Real Estate Corp.	267,752	2,133,984
Kilroy Realty Corp.	255,022	11,501,492
Kite Realty Group Trust	241,871	1,291,591
LaSalle Hotel Properties	297,549	7,173,906
Lexington Realty Trust	507,226	4,864,297
LTC Properties, Inc.	105,031	3,436,614
Medical Properties Trust, Inc.	467,643	5,457,394
Mid-America Apartment Communities, Inc.	141,783	8,835,917
Parkway Properties, Inc.	75,345	1,012,637
Pennsylvania Real Estate Investment Trust	181,602	3,025,489
Post Properties, Inc.	186,941	9,184,411
PS Business Parks, Inc.	61,888	3,991,157
Sabra Health Care REIT, Inc.	127,800	2,773,260
Saul Centers, Inc.	43,713	1,862,174
Sovran Self Storage, Inc.	101,576	6,276,381
Tanger Factory Outlet Centers	323,844	10,647,991
Universal Health Realty Income Trust	43,754	2,132,570

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc., Class A	88,049	$1,654,441
Total		146,690,823
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	119,629	1,768,117
Thrifts & Mortgage Finance 1.0%
Bank Mutual Corp.	148,608	616,723
Brookline Bancorp, Inc.	241,736	2,045,086
Dime Community Bancshares, Inc.	99,215	1,384,049
Northwest Bancshares, Inc.	337,677	4,028,487
Oritani Financial Corp.	134,081	1,957,583
Provident Financial Services, Inc.	186,705	2,705,355
TrustCo Bank Corp.	323,581	1,705,272
ViewPoint Financial Group, Inc.	122,213	2,499,256
Total		16,941,811
TOTAL FINANCIALS		357,142,811
HEALTH CARE 10.4%
Biotechnology 1.0%
Acorda Therapeutics, Inc. (a)	138,310	3,482,646
Arqule, Inc. (a)	201,936	537,150
Cubist Pharmaceuticals, Inc. (a)	220,197	8,942,200
Emergent Biosolutions, Inc. (a)	88,669	1,331,808
Momenta Pharmaceuticals, Inc. (a)	156,886	1,678,680
Spectrum Pharmaceuticals, Inc. (a)	177,514	2,101,766
Total		18,074,250
Health Care Equipment & Supplies 3.3%
Abaxis, Inc. (a)	71,096	2,683,163
Align Technology, Inc. (a)	246,946	6,763,851
Analogic Corp.	42,220	3,110,347
Cantel Medical Corp.	73,570	2,018,761
CONMED Corp.	98,033	2,708,652
CryoLife, Inc.	86,169	511,844
Cyberonics, Inc. (a)	81,837	4,230,973
Greatbatch, Inc. (a)	81,647	1,843,589
Haemonetics Corp. (a)	88,440	7,166,293
ICU Medical, Inc. (a)	43,306	2,550,290
Integra LifeSciences Holdings Corp. (a)	67,137	2,602,230
Invacare Corp.	99,876	1,411,248
Meridian Bioscience, Inc.	142,367	2,851,611
Merit Medical Systems, Inc. (a)	136,596	1,895,953
Natus Medical, Inc. (a)	102,970	1,165,620
Neogen Corp. (a)	76,659	3,491,817

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (a)	149,940	$2,177,129
Palomar Medical Technologies, Inc. (a)	61,424	557,116
SurModics, Inc. (a)	41,938	844,631
Symmetry Medical, Inc. (a)	126,334	1,231,757
West Pharmaceutical Services, Inc.	117,398	6,343,014
Total		58,159,889
Health Care Providers & Services 3.4%
Air Methods Corp. (a)	39,997	4,366,472
Almost Family, Inc. (a)	28,645	568,317
Amedisys, Inc. (a)	105,680	1,106,470
AMN Healthcare Services, Inc. (a)	153,103	1,673,416
Amsurg Corp. (a)	108,923	3,052,022
Bio-Reference Labs, Inc. (a)	84,084	2,213,932
Centene Corp. (a)	177,844	7,809,130
Chemed Corp.	65,880	4,485,110
Corvel Corp. (a)	21,343	895,339
Cross Country Healthcare, Inc. (a)	106,593	427,438
Ensign Group, Inc. (The)	59,969	1,546,601
Gentiva Health Services, Inc. (a)	98,054	1,009,956
Hanger, Inc. (a)	117,962	3,079,988
Healthways, Inc. (a)	115,634	1,251,160
IPC The Hospitalist Co., Inc. (a)	57,409	2,167,190
Kindred Healthcare, Inc. (a)	182,694	1,982,230
Landauer, Inc.	32,607	1,942,725
LHC Group, Inc. (a)	52,921	1,025,344
Magellan Health Services, Inc. (a)	94,373	4,896,071
Molina Healthcare, Inc. (a)	102,755	2,860,699
MWI Veterinary Supply, Inc. (a)	41,306	4,611,402
PharMerica Corp. (a)	101,860	1,470,858
PSS World Medical, Inc. (a)	173,436	4,932,520
Total		59,374,390
Health Care Technology 0.6%
Computer Programs & Systems, Inc.	35,881	1,796,562
HealthStream, Inc. (a)	67,714	1,606,176
Medidata Solutions, Inc. (a)	76,178	3,047,120
Omnicell, Inc. (a)	114,876	1,754,157
Quality Systems, Inc.	137,148	2,497,465
Total		10,701,480
Life Sciences Tools & Services 0.6%
Affymetrix, Inc. (a)	243,574	811,102
Cambrex Corp. (a)	102,205	1,121,189
Enzo Biochem, Inc. (a)	114,137	315,018
Luminex Corp. (a)	131,810	2,269,768

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (a)	207,646	$6,704,889
Total		11,221,966
Pharmaceuticals 1.5%
Akorn, Inc. (a)	232,896	3,141,767
Hi-Tech Pharmacal Co., Inc. (a)	37,362	1,128,332
Medicines Co. (The) (a)	184,522	3,961,687
Questcor Pharmaceuticals, Inc.	205,828	5,341,237
Salix Pharmaceuticals Ltd. (a)	172,232	7,380,141
Viropharma, Inc. (a)	236,993	5,875,057
Total		26,828,221
TOTAL HEALTH CARE		184,360,196
INDUSTRIALS 15.6%
Aerospace & Defense 1.9%
AAR Corp.	138,550	2,128,128
Aerovironment, Inc. (a)	65,241	1,331,569
American Science & Engineering, Inc.	29,077	1,857,439
Cubic Corp.	55,330	2,708,403
Curtiss-Wright Corp.	161,934	5,138,166
Engility Holdings, Inc. (a)	56,233	1,032,438
GenCorp, Inc. (a)	207,653	1,910,408
Moog, Inc., Class A (a)	156,244	5,743,529
National Presto Industries, Inc.	16,856	1,293,866
Orbital Sciences Corp. (a)	203,631	2,665,530
Teledyne Technologies, Inc. (a)	127,003	8,001,189
Total		33,810,665
Air Freight & Logistics 0.4%
Forward Air Corp.	100,459	3,340,262
HUB Group, Inc., Class A (a)	122,484	3,964,807
Total		7,305,069
Airlines 0.3%
Allegiant Travel Co.	52,416	3,879,833
Skywest, Inc.	176,792	2,049,019
Total		5,928,852
Building Products 1.5%
AAON, Inc.	64,313	1,353,789
AO Smith Corp.	133,836	8,424,976
Apogee Enterprises, Inc.	97,762	2,240,705
Gibraltar Industries, Inc. (a)	100,218	1,390,024
Griffon Corp.	158,664	1,646,932
NCI Building Systems, Inc. (a)	65,271	854,397
Quanex Building Products Corp.	127,369	2,664,559
Simpson Manufacturing Co., Inc.	138,335	4,524,938

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Universal Forest Products, Inc.	68,074	$2,563,667
Total		25,663,987
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	173,959	3,319,138
Consolidated Graphics, Inc. (a)	29,398	1,000,708
Encore Capital Group, Inc. (a)	79,578	2,115,183
G&K Services, Inc., Class A	65,193	2,210,043
Geo Group, Inc. (The)	211,999	5,978,372
Healthcare Services Group, Inc.	231,976	5,456,075
Interface, Inc.	197,962	2,908,062
Mobile Mini, Inc. (a)	130,886	2,612,485
Portfolio Recovery Associates, Inc. (a)	58,229	5,754,190
Sykes Enterprises, Inc. (a)	134,674	1,974,321
Tetra Tech, Inc. (a)	219,562	5,655,917
Unifirst Corp.	51,578	3,639,859
United Stationers, Inc.	139,763	4,289,326
Viad Corp.	69,885	1,571,015
Total		48,484,694
Construction & Engineering 0.8%
Aegion Corp. (a)	135,516	2,794,340
Comfort Systems U.S.A., Inc.	128,801	1,392,339
Dycom Industries, Inc. (a)	115,935	2,082,192
EMCOR Group, Inc.	229,564	7,541,177
Orion Marine Group, Inc. (a)	93,576	664,390
Total		14,474,438
Electrical Equipment 1.7%
AZZ, Inc.	87,183	3,323,416
Belden, Inc.	154,501	5,821,598
Brady Corp., Class A	163,236	5,213,758
Encore Wire Corp.	64,122	2,009,583
EnerSys, Inc. (a)	165,642	5,770,967
Franklin Electric Co., Inc.	66,123	3,938,286
II-VI, Inc. (a)	188,727	3,229,119
Powell Industries, Inc. (a)	31,117	1,245,925
Vicor Corp. (a)	67,786	362,655
Total		30,915,307
Industrial Conglomerates 0.1%
Standex International Corp.	43,518	2,143,697
Machinery 3.8%
Actuant Corp., Class A	251,290	7,229,613
Albany International Corp., Class A	99,447	2,139,105
Astec Industries, Inc.	72,302	2,093,143
Barnes Group, Inc.	161,967	3,415,884

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Briggs & Stratton Corp.	165,023	$3,348,317
Cascade Corp.	29,351	1,906,934
CIRCOR International, Inc.	60,040	2,169,846
EnPro Industries, Inc. (a)	71,440	2,806,163
ESCO Technologies, Inc.	92,227	3,384,731
Federal Signal Corp. (a)	215,068	1,264,600
John Bean Technologies Corp.	99,779	1,625,400
Kaydon Corp.	110,676	2,548,868
Lindsay Corp.	43,860	3,468,887
Lydall, Inc. (a)	58,687	768,213
Mueller Industries, Inc.	96,909	4,628,374
Robbins & Myers, Inc.	146,861	8,723,543
Tennant Co.	64,175	2,447,634
Toro Co. (The)	202,602	9,088,726
Watts Water Technologies, Inc., Class A	95,802	3,917,344
Total		66,975,325
Professional Services 1.1%
CDI Corp.	48,005	793,043
Dolan Co. (The) (a)	99,377	340,863
Exponent, Inc. (a)	45,462	2,429,489
Heidrick & Struggles International, Inc.	56,650	744,381
Insperity, Inc.	76,296	2,304,139
Kelly Services, Inc., Class A	93,369	1,275,421
Korn/Ferry International (a)	165,420	2,385,356
Navigant Consulting, Inc. (a)	177,974	1,852,709
On Assignment, Inc. (a)	148,745	2,964,488
Resources Connection, Inc.	144,855	1,681,767
TrueBlue, Inc. (a)	138,495	1,973,554
Total		18,745,210
Road & Rail 0.8%
Arkansas Best Corp.	82,163	680,309
Heartland Express, Inc.	159,240	2,186,365
Knight Transportation, Inc.	203,491	3,058,470
Old Dominion Freight Line, Inc. (a)	243,677	8,148,559
Total		14,073,703
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	144,769	5,795,103
Kaman Corp.	91,150	3,303,276
Total		9,098,379
TOTAL INDUSTRIALS		277,619,326

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 17.7%
Communications Equipment 1.3%
Arris Group, Inc. (a)	390,633	$5,457,143
Bel Fuse, Inc., Class B	36,947	587,088
Black Box Corp.	58,188	1,434,334
Comtech Telecommunications Corp.	61,947	1,583,365
Digi International, Inc. (a)	89,114	868,862
Harmonic, Inc. (a)	403,919	1,849,949
NETGEAR, Inc. (a)	131,248	4,575,305
Oplink Communications, Inc. (a)	65,760	1,019,280
PC-Tel, Inc.	59,928	387,135
Symmetricom, Inc. (a)	143,560	854,182
Viasat, Inc. (a)	136,622	5,223,059
Total		23,839,702
Computers & Peripherals 0.9%
3D Systems Corp. (a)	164,355	7,348,312
Avid Technology, Inc. (a)	104,533	682,600
Electronics for Imaging, Inc. (a)	160,280	2,942,741
Intermec, Inc. (a)	193,240	1,458,962
Intevac, Inc. (a)	80,933	382,813
Super Micro Computer, Inc. (a)	90,155	841,146
Synaptics, Inc. (a)	113,851	3,042,099
Total		16,698,673
Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc. (a)	48,797	398,184
Anixter International, Inc.	95,124	5,810,174
Badger Meter, Inc.	49,296	2,221,278
Benchmark Electronics, Inc. (a)	193,594	3,008,451
Checkpoint Systems, Inc. (a)	139,627	1,207,774
Cognex Corp.	137,544	4,926,826
Coherent, Inc. (a)	81,690	3,778,162
CTS Corp.	117,073	1,037,267
Daktronics, Inc.	127,573	1,334,414
DTS, Inc. (a)	65,159	995,630
Electro Scientific Industries, Inc.	85,937	931,557
FARO Technologies, Inc. (a)	58,451	2,062,151
FEI Co.	131,343	7,227,805
Insight Enterprises, Inc. (a)	153,336	2,597,512
Littelfuse, Inc.	75,315	4,346,429
Measurement Specialties, Inc. (a)	53,148	1,650,245
Mercury Systems, Inc. (a)	106,992	940,460
Methode Electronics, Inc.	121,447	1,096,666
MTS Systems Corp.	55,570	2,686,809
Newport Corp. (a)	131,945	1,680,979
OSI Systems, Inc. (a)	64,418	3,947,535
Park Electrochemical Corp.	66,718	1,625,918
Plexus Corp. (a)	120,675	2,793,626

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Radisys Corp. (a)	78,830	$177,367
Rofin-Sinar Technologies, Inc. (a)	98,473	2,082,704
Rogers Corp. (a)	56,681	2,518,337
Scansource, Inc. (a)	95,241	2,814,372
SYNNEX Corp. (a)	91,390	3,017,698
TTM Technologies, Inc. (a)	180,870	1,631,447
Total		70,547,777
Internet Software & Services 1.8%
Blucora, Inc. (a)	139,384	2,055,914
comScore, Inc. (a)	110,594	1,472,006
DealerTrack Holdings, Inc. (a)	147,120	3,956,057
Dice Holdings, Inc. (a)	180,007	1,548,060
Digital River, Inc. (a)	122,862	1,795,014
j2 Global, Inc.	147,913	4,472,889
Liquidity Services, Inc. (a)	83,399	3,424,363
LivePerson, Inc. (a)	172,769	2,278,823
LogMeIn, Inc. (a)	76,826	1,644,076
OpenTable, Inc. (a)	77,967	3,499,939
Perficient, Inc. (a)	113,820	1,239,500
QuinStreet, Inc. (a)	88,502	553,137
Stamps.com, Inc. (a)	50,959	1,292,830
United Online, Inc.	312,646	1,788,335
XO Group, Inc. (a)	84,753	669,549
Total		31,690,492
IT Services 1.7%
CACI International, Inc., Class A (a)	78,185	3,999,163
Cardtronics, Inc. (a)	152,506	3,498,488
Ciber, Inc. (a)	229,551	697,835
CSG Systems International, Inc. (a)	116,198	2,158,959
ExlService Holdings, Inc. (a)	89,335	2,398,645
Forrester Research, Inc.	50,266	1,407,951
Heartland Payment Systems, Inc.	134,152	3,974,924
Higher One Holdings, Inc. (a)	113,054	999,397
iGATE Corp. (a)	104,655	1,568,778
MAXIMUS, Inc.	117,452	7,398,301
NCI, Inc., Class A (a)	28,603	120,133
TeleTech Holdings, Inc. (a)	79,008	1,344,716
Virtusa Corp. (a)	68,534	1,073,242
Total		30,640,532
Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. (a)	121,186	1,549,969
ATMI, Inc. (a)	110,170	2,194,586
Brooks Automation, Inc.	228,453	1,759,088
Cabot Microelectronics Corp.	80,431	2,623,659

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Ceva, Inc. (a)	77,912	$1,177,250
Cirrus Logic, Inc. (a)	222,791	6,977,814
Cohu, Inc.	78,503	761,479
Cymer, Inc. (a)	107,102	9,392,845
Diodes, Inc. (a)	123,759	1,873,711
DSP Group, Inc. (a)	75,107	444,634
Entropic Communications, Inc. (a)	304,735	1,581,575
Exar Corp. (a)	157,676	1,292,943
GT Advanced Technologies, Inc. (a)	409,356	1,379,530
Hittite Microwave Corp. (a)	93,511	5,674,248
Kopin Corp. (a)	212,702	682,773
Kulicke & Soffa Industries, Inc. (a)	255,620	2,921,737
Micrel, Inc.	166,182	1,597,009
Microsemi Corp. (a)	306,844	5,872,994
MKS Instruments, Inc.	182,386	4,422,861
Monolithic Power Systems, Inc. (a)	106,963	2,263,337
Nanometrics, Inc. (a)	73,095	1,056,954
Pericom Semiconductor Corp. (a)	73,904	555,758
Power Integrations, Inc.	99,461	3,094,232
Rubicon Technology, Inc. (a)	59,076	379,268
Rudolph Technologies, Inc. (a)	111,356	1,231,597
Sigma Designs, Inc. (a)	115,023	661,382
STR Holdings, Inc. (a)	133,703	316,876
Supertex, Inc. (a)	36,629	665,915
Tessera Technologies, Inc.	179,194	2,911,903
TriQuint Semiconductor, Inc. (a)	564,794	2,857,858
Ultratech, Inc. (a)	91,171	2,992,232
Veeco Instruments, Inc. (a)	135,068	3,844,035
Volterra Semiconductor Corp. (a)	87,825	1,542,207
Total		78,554,259
Software 3.6%
Blackbaud, Inc.	155,827	3,481,175
Bottomline Technologies, Inc. (a)	127,038	3,113,701
CommVault Systems, Inc. (a)	144,194	9,568,714
Ebix, Inc.	110,101	1,850,798
EPIQ Systems, Inc.	110,290	1,322,377
Interactive Intelligence Group, Inc. (a)	51,212	1,644,929
JDA Software Group, Inc. (a)	147,667	6,594,808
Manhattan Associates, Inc. (a)	69,065	3,953,281
MicroStrategy, Inc., Class A (a)	29,794	2,636,471
Monotype Imaging Holdings, Inc.	126,559	1,937,618
Netscout Systems, Inc. (a)	123,738	3,108,299
Opnet Technologies, Inc.	52,584	2,184,339
Progress Software Corp. (a)	218,550	4,395,040
Sourcefire, Inc. (a)	103,285	5,084,721
Synchronoss Technologies, Inc. (a)	93,826	1,713,263

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Take-Two Interactive Software, Inc. (a)	310,999	$3,847,058
Tyler Technologies, Inc. (a)	89,880	4,217,170
VASCO Data Security International, Inc. (a)	99,153	744,639
Websense, Inc. (a)	125,397	1,750,542
Total		63,148,943
TOTAL INFORMATION TECHNOLOGY		315,120,378
MATERIALS 6.0%
Chemicals 2.6%
A. Schulman, Inc.	101,897	2,667,663
American Vanguard Corp.	81,874	2,723,948
Balchem Corp.	101,053	3,612,645
Calgon Carbon Corp. (a)	196,482	2,660,366
H.B. Fuller Co.	172,192	5,656,507
Hawkins, Inc.	31,561	1,262,440
Innophos Holdings, Inc.	75,267	3,606,042
Koppers Holdings, Inc.	71,638	2,535,269
Kraton Performance Polymers, Inc. (a)	111,206	2,612,229
LSB Industries, Inc. (a)	64,785	2,165,763
OM Group, Inc. (a)	111,667	2,229,990
PolyOne Corp.	305,661	6,156,013
Quaker Chemical Corp.	44,881	2,184,807
Stepan Co.	28,616	2,860,169
Tredegar Corp.	83,084	1,566,133
Zep, Inc.	76,518	948,823
Total		45,448,807
Construction Materials 0.8%
Eagle Materials, Inc.	158,539	8,437,446
Headwaters, Inc. (a)	210,817	1,602,209
Texas Industries, Inc. (a)	71,478	3,318,009
Total		13,357,664
Containers & Packaging 0.1%
Myers Industries, Inc.	107,067	1,592,086
Metals & Mining 1.3%
AK Steel Holding Corp.	457,437	1,834,322
AM Castle & Co. (a)	57,348	731,761
AMCOL International Corp.	86,905	2,623,662
Century Aluminum Co. (a)	176,990	1,375,212
Globe Specialty Metals, Inc.	220,048	3,049,865
Haynes International, Inc.	42,387	1,972,691
Kaiser Aluminum Corp.	57,963	3,528,208
Materion Corp.	70,490	1,445,045

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Olympic Steel, Inc.	31,634	$625,404
RTI International Metals, Inc. (a)	104,573	2,593,410
Suncoke Energy, Inc. (a)	241,715	3,927,869
Total		23,707,449
Paper & Forest Products 1.2%
Buckeye Technologies, Inc.	137,792	3,819,594
Clearwater Paper Corp. (a)	80,212	3,188,427
Deltic Timber Corp.	37,548	2,592,689
KapStone Paper and Packaging Corp. (a)	132,130	2,896,290
Neenah Paper, Inc.	54,487	1,528,905
PH Glatfelter Co.	147,500	2,506,025
Schweitzer-Mauduit International, Inc.	107,478	4,027,201
Wausau Paper Corp.	159,930	1,341,813
Total		21,900,944
TOTAL MATERIALS		106,006,950
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Atlantic Tele-Network, Inc.	32,188	1,187,093
Cbeyond, Inc. (a)	105,718	785,485
Cincinnati Bell, Inc. (a)	680,869	3,629,032
General Communication, Inc., Class A (a)	112,622	949,403
Lumos Networks Corp.	51,031	499,594
Neutral Tandem, Inc.	103,085	277,299
Total		7,327,906
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	51,993	670,710
U.S.A. Mobility, Inc.	76,408	883,276
Total		1,553,986
TOTAL TELECOMMUNICATION SERVICES		8,881,892
UTILITIES 3.9%
Electric Utilities 1.2%
Allete, Inc.	118,864	4,660,658
El Paso Electric Co.	138,372	4,407,148
UIL Holdings Corp.	174,762	6,268,713

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
UNS Energy Corp.	142,347	$6,061,135
Total		21,397,654
Gas Utilities 1.8%
Laclede Group, Inc. (The)	72,213	2,939,791
New Jersey Resources Corp.	143,461	5,821,648
Northwest Natural Gas Co.	92,551	4,059,287
Piedmont Natural Gas Co., Inc.	248,615	7,672,259
South Jersey Industries, Inc.	106,469	5,320,256
Southwest Gas Corp.	159,128	6,673,828
Total		32,487,069
Multi-Utilities 0.7%
Avista Corp.	202,725	4,806,609
CH Energy Group, Inc.	51,542	3,361,054
NorthWestern Corp.	128,326	4,451,629
Total		12,619,292
Water Utilities 0.2%
American States Water Co.	65,272	2,969,876
TOTAL UTILITIES		69,473,891
Total Common Stocks (Cost: $1,248,098,557)		$1,732,096,742

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.154% (e)(f)	39,986,430	39,986,430
Total Money Market Funds (Cost: $39,986,430)		$39,986,430

Total Investments
(Cost: $1,288,084,987) (g)	$1,772,083,172(h)
Other Assets & Liabilities, Net	5,461,208
Net Assets	$1,777,544,380

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $2,108,410 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Russell 2000 Mini Index	567	46,533,690	December 2012	893,050	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $0. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-11	—

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $0, which represents 0.00% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,258,392	219,146,231	(216,418,193)	39,986,430	42,956	39,986,430

(f)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(g)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,288,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$585,466,000
Unrealized Depreciation	(101,468,000)
Net Unrealized Appreciation	$483,998,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	263,740,535	—	—	263,740,535
Consumer Staples	78,132,052	—	—	78,132,052
Energy	71,618,711	—	—	71,618,711
Financials	357,142,811	—	—	357,142,811
Health Care	184,360,196	—	—	184,360,196
Industrials	277,619,326	—	—	277,619,326
Information Technology	315,120,378	—	—	315,120,378
Materials	106,006,950	—	—	106,006,950
Telecommunication Services	8,881,892	—	—	8,881,892
Utilities	69,473,891	—	—	69,473,891
Total Equity Securities	1,732,096,742	—	—	1,732,096,742
Other
Money Market Funds	39,986,430	—	—	39,986,430
Total Other	39,986,430	—	—	39,986,430
Investments in Securities	1,772,083,172	—	—	1,772,083,172
Derivatives
Assets
Futures Contracts	893,050	—	—	893,050
Total	1,772,976,222	—	—	1,772,976,222

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 8.2%
Auto Components 1.2%
Tenneco, Inc. (a)	287,586	$9,222,883
Tower International, Inc. (a)(b)	950,000	7,457,500
Total		16,680,383
Diversified Consumer Services 0.9%
Stewart Enterprises, Inc., Class A	1,700,000	12,988,000
Hotels, Restaurants & Leisure 1.4%
Krispy Kreme Doughnuts, Inc. (a)	898,100	8,172,710
Sonic Corp. (a)	1,100,000	11,143,000
Total		19,315,710
Household Durables 1.6%
Helen of Troy Ltd. (a)	522,111	16,112,345
KB Home	430,000	6,174,800
Total		22,287,145
Specialty Retail 3.1%
Finish Line, Inc., Class A (The)	325,000	6,704,750
OfficeMax, Inc.	900,000	9,000,000
Pier 1 Imports, Inc.	505,000	9,690,950
Sonic Automotive, Inc., Class A	720,000	14,212,800
Zale Corp. (a)	702,060	3,426,053
Total		43,034,553
TOTAL CONSUMER DISCRETIONARY		114,305,791
CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.9%
Harris Teeter Supermarkets, Inc.	330,000	12,536,700
Food Products 0.8%
Dole Food Co., Inc. (a)	530,000	6,084,400
Sanderson Farms, Inc.	105,000	5,036,850
Total		11,121,250
Personal Products 0.9%
Nu Skin Enterprises, Inc., Class A	270,000	12,258,000
TOTAL CONSUMER STAPLES		35,915,950
ENERGY 5.1%
Energy Equipment & Services 1.5%
Hercules Offshore, Inc. (a)	2,293,000	11,831,880
Hornbeck Offshore Services, Inc. (a)	280,000	10,071,600
Total		21,903,480

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	900,000	$6,048,000
Bill Barrett Corp. (a)	525,000	9,124,500
Gulfport Energy Corp. (a)	380,000	14,455,200
Midstates Petroleum Co., Inc. (a)	1,125,000	7,728,750
Renewable Energy Group, Inc. (a)	684,877	4,054,472
Swift Energy Co. (a)	550,000	8,514,000
Total		49,924,922
TOTAL ENERGY		71,828,402
FINANCIALS 34.9%
Capital Markets 1.9%
Apollo Investment Corp.	820,592	6,663,207
Medley Capital Corp.	733,334	9,995,343
Walter Investment Management (a)	239,750	10,136,630
Total		26,795,180
Commercial Banks 11.0%
Community Bank System, Inc.	560,000	15,052,800
FNB Corp.	657,768	7,103,894
Independent Bank Corp.	525,000	15,067,500
PrivateBancorp, Inc.	449,800	7,372,222
Prosperity Bancshares, Inc.	360,000	14,806,800
Renasant Corp.	541,900	9,981,798
Sandy Spring Bancorp, Inc.	575,000	10,833,000
Sterling Bancorp (b)	1,583,843	14,729,740
Susquehanna Bancshares, Inc.	1,247,001	12,819,170
SVB Financial Group (a)	35,280	1,948,162
Texas Capital Bancshares, Inc. (a)	295,000	13,286,800
Umpqua Holdings Corp.	1,150,000	13,409,000
Western Alliance Bancorp (a)	834,000	8,473,440
Wintrust Financial Corp.	242,300	8,914,217
Total		153,798,543
Insurance 8.7%
Alterra Capital Holdings Ltd.	568,994	13,314,459
American Equity Investment Life Holding Co.	945,265	10,898,905
AMERISAFE, Inc. (a)	602,711	15,598,161
Amtrust Financial Services, Inc.	527,321	15,197,391
Argo Group International Holdings Ltd.	326,130	10,824,255
CNO Financial Group, Inc.	1,470,000	13,377,000
National Financial Partners Corp. (a)	900,000	14,949,000
Platinum Underwriters Holdings Ltd.	283,200	12,608,064
Symetra Financial Corp.	1,193,051	14,591,014
Total		121,358,249

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 8.8%
American Assets Trust, Inc.	595,000	$16,201,850
Brandywine Realty Trust	971,845	11,594,111
CBL & Associates Properties, Inc.	450,000	10,129,500
CubeSmart	1,125,000	15,525,000
First Industrial Realty Trust, Inc. (a)	1,193,052	15,748,287
Highwoods Properties, Inc.	275,320	8,876,317
Kilroy Realty Corp.	314,000	14,161,400
LaSalle Hotel Properties	275,228	6,635,747
MFA Financial, Inc.	963,618	8,104,027
Omega Healthcare Investors, Inc.	350,000	8,022,000
PennyMac Mortgage Investment Trust	367,500	9,058,875
Total		124,057,114
Thrifts & Mortgage Finance 4.5%
EverBank Financial Corp.	976,666	14,435,124
Flushing Financial Corp.	550,639	8,237,559
Northwest Bancshares, Inc.	855,000	10,200,150
Ocwen Financial Corp. (a)	325,000	11,654,500
Oritani Financial Corp.	789,189	11,522,159
Radian Group, Inc.	1,508,400	6,606,792
Total		62,656,284
TOTAL FINANCIALS		488,665,370
HEALTH CARE 6.6%
Health Care Equipment & Supplies 2.5%
CONMED Corp.	518,519	14,326,680
ICU Medical, Inc. (a)	206,000	12,131,340
Symmetry Medical, Inc. (a)	880,000	8,580,000
Total		35,038,020
Health Care Providers & Services 3.6%
Kindred Healthcare, Inc. (a)	1,175,000	12,748,750
LHC Group, Inc. (a)	410,000	7,943,750
Vanguard Health Systems, Inc. (a)	734,185	7,760,336
VCA Antech, Inc. (a)	535,000	11,117,300
WellCare Health Plans, Inc. (a)	230,000	11,102,100
Total		50,672,236
Health Care Technology 0.5%
MedAssets, Inc. (a)	445,000	7,164,500
TOTAL HEALTH CARE		92,874,756
INDUSTRIALS 14.5%
Airlines 1.5%
Alaska Air Group, Inc. (a)	235,000	10,046,250

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
U.S. Airways Group, Inc. (a)	825,000	$10,634,250
Total		20,680,500
Building Products 1.1%
USG Corp. (a)	570,000	15,293,100
Commercial Services & Supplies 3.9%
Cenveo, Inc. (a)	2,110,782	4,939,230
Deluxe Corp.	485,000	13,968,000
Geo Group, Inc. (The)	421,999	11,900,372
TMS International Corp., Class A (a)(b)	859,456	9,454,016
United Stationers, Inc.	449,644	13,799,574
Total		54,061,192
Construction & Engineering 0.7%
EMCOR Group, Inc.	298,262	9,797,907
Machinery 1.9%
Trinity Industries, Inc.	380,000	12,072,600
Wabash National Corp. (a)	1,750,000	14,157,500
Total		26,230,100
Professional Services 0.8%
Navigant Consulting, Inc. (a)	1,101,279	11,464,315
Road & Rail 1.1%
Swift Transportation Co. (a)	925,000	7,825,500
Werner Enterprises, Inc.	385,000	8,350,650
Total		16,176,150
Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc. (a)	260,000	8,018,400
Houston Wire & Cable Co. (b)	734,187	8,237,578
Textainer Group Holdings Ltd.	325,000	9,808,500
Titan Machinery, Inc. (a)	362,701	8,030,200
United Rentals, Inc. (a)	350,000	14,535,500
Total		48,630,178
TOTAL INDUSTRIALS		202,333,442
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 0.9%
Acme Packet, Inc. (a)	200,000	3,990,000
Ciena Corp. (a)	600,000	8,928,000
Total		12,918,000
Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.	153,000	9,345,240

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Rofin-Sinar Technologies, Inc. (a)	290,000	$6,133,500
Rogers Corp. (a)	284,498	12,640,246
TTM Technologies, Inc. (a)	665,356	6,001,511
Total		34,120,497
Internet Software & Services 0.9%
Perficient, Inc. (a)	221,598	2,413,202
Saba Software, Inc. (a)	1,256,872	9,828,739
Total		12,241,941
IT Services 3.5%
Cardtronics, Inc. (a)	250,000	5,735,000
Global Cash Access Holdings, Inc. (a)	1,910,000	15,031,700
Lender Processing Services, Inc.	431,000	10,710,350
NeuStar, Inc., Class A (a)	434,811	17,479,402
Total		48,956,452
Semiconductors & Semiconductor Equipment 4.6%
Cirrus Logic, Inc. (a)	385,000	12,058,200
Fairchild Semiconductor International, Inc. (a)	780,000	10,405,200
IXYS Corp.	1,009,506	8,176,999
Kulicke & Soffa Industries, Inc. (a)	1,350,000	15,430,500
Micrel, Inc.	917,732	8,819,404
Rudolph Technologies, Inc. (a)	44,279	489,726
Silicon Image, Inc. (a)	1,743,692	8,125,605
Ultra Clean Holdings (a)	82,376	397,052
Total		63,902,686
Software 1.7%
Envivio, Inc. (a)	800,000	1,296,000
EPIQ Systems, Inc.	800,000	9,592,000
Mentor Graphics Corp. (a)	871,847	13,016,676
Total		23,904,676
TOTAL INFORMATION TECHNOLOGY		196,044,252
MATERIALS 6.6%
Chemicals 0.5%
OM Group, Inc. (a)	399,113	7,970,286
Containers & Packaging 0.9%
Boise, Inc.	1,525,000	12,505,000

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.9%
Metals U.S.A. Holdings Corp.	960,000	$15,014,400
Worthington Industries, Inc.	475,000	11,191,000
Total		26,205,400
Paper & Forest Products 3.3%
Clearwater Paper Corp. (a)	290,000	11,527,500
KapStone Paper and Packaging Corp. (a)	361,000	7,913,120
Neenah Paper, Inc.	449,213	12,604,917
Schweitzer-Mauduit International, Inc.	370,000	13,863,900
Total		45,909,437
TOTAL MATERIALS		92,590,123
UTILITIES 5.2%
Electric Utilities 1.3%
UIL Holdings Corp.	485,000	17,396,950
Gas Utilities 2.3%
New Jersey Resources Corp.	305,000	12,376,900
South Jersey Industries, Inc.	261,207	13,052,514
Southwest Gas Corp.	171,800	7,205,292
Total		32,634,706
Independent Power Producers & Energy Traders 0.5%
GenOn Energy, Inc. (a)	2,911,900	7,425,345
Multi-Utilities 1.1%
Avista Corp.	650,000	15,411,500
TOTAL UTILITIES		72,868,501
Total Common Stocks (Cost: $1,176,259,757)		$1,367,426,587

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	13,345,119	$13,345,119
Total Money Market Funds (Cost: $13,345,119)		$13,345,119
Total Investments
(Cost: $1,189,604,876) (d)		$1,380,771,706(e)
Other Assets & Liabilities, Net		18,490,302
Net Assets		$1,399,262,008

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	38,239,245	383,304,763	(408,198,889)	—	13,345,119	37,166	13,345,119
Houston Wire & Cable Co.*	14,482,596	—	(2,681,184)	(733,224)	11,068,188	198,230	8,237,578
Sterling Bancorp	17,506,547	—	(1,321,843)	(118,393)	16,066,311	440,416	14,729,740
TMS International Corp.*	12,134,398	—	(866,745)	(131,528)	11,136,125		9,454,016
Tower International, Inc.*	13,408,471	329,743	(924,692)	(178,395)	12,635,127		7,457,500
Total	95,771,257	383,634,506	(413,993,353)	(1,161,540)	64,250,870	675,812	53,223,953

*At November 30, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,189,605,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$271,298,000
Unrealized Depreciation	(80,131,000)
Net Unrealized Appreciation	$191,167,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	114,305,791	—	—	114,305,791
Consumer Staples	35,915,950	—	—	35,915,950
Energy	71,828,402	—	—	71,828,402
Financials	488,665,370	—	—	488,665,370
Health Care	92,874,756	—	—	92,874,756
Industrials	202,333,442	—	—	202,333,442
Information Technology	196,044,252	—	—	196,044,252
Materials	92,590,123	—	—	92,590,123
Utilities	72,868,501	—	—	72,868,501
Total Equity Securities	1,367,426,587	—	—	1,367,426,587

Other
Money Market Funds	13,345,119	—	—	13,345,119
Total	1,380,771,706	—	—	1,380,771,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013